United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: Six months ended 01/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2018
Ticker FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	36.8%
Commercial Paper and Bonds	36.2%
Bank Instruments	11.1%
Asset-Backed Securities	0.4%
Other Repurchase Agreements and Repurchase Agreements	15.8%
Investment Company	0.5%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.1%[4]
8-30 Days	22.8%
31-90 Days	27.1%
91-180 Days	6.9%
181 Days or more	2.9%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 25.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.4%
		Finance - Automotive—0.3%
$3,703,779		AmeriCredit Automobile Receivables Trust 2017-3, Class A1, 1.40%, 8/20/2018	$3,703,779
6,477,765		Enterprise Fleet Financing LLC 2017-2, Class A1, 1.50%, 7/20/2018	6,477,765
6,582,615		Wheels SPV 2, LLC Series 2017-1, Class A1, 1.40%, 7/20/2018	6,582,616
		TOTAL	16,764,160
		Finance - Equipment—0.1%
2,985,183		CCG Receivables Trust 2017-1, Class A1, 1.35%, 6/14/2018	2,985,183
2,201,098		Dell Equipment Finance Trust 2017-1, Class A1, 1.35%, 5/22/2018	2,201,098
		TOTAL	5,186,281
		TOTAL ASSET-BACKED SECURITIES	21,950,441
		CERTIFICATES OF DEPOSIT—11.1%
		Banking—11.1%
97,800,000		ABN Amro Bank NV, 1.47% - 1.59%, 2/14/2018 - 4/30/2018	97,589,355
170,000,000		Bank of Nova Scotia, Toronto, 1.50%, 4/6/2018 - 4/27/2018	170,000,000
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.44%, 2/21/2018	30,000,000
25,000,000		BNP Paribas SA, 1.55%, 4/23/2018	25,000,000
30,000,000		Canadian Imperial Bank of Commerce, 1.57%, 7/3/2018	30,000,000
60,000,000		Credit Suisse AG, 1.44% - 1.77%, 2/1/2018 - 6/11/2018	60,000,000
30,000,000		Mizuho Bank Ltd., 1.51%, 2/15/2018	29,982,451
129,500,000		Toronto Dominion Bank, 1.60% - 1.75%, 7/20/2018 - 10/22/2018	129,500,000
		TOTAL	572,071,806
		TOTAL CERTIFICATES OF DEPOSIT	572,071,806
	[1]	COMMERCIAL PAPER—35.8%
		Aerospace / Auto—3.0%
8,500,000		Toyota Credit Canada Inc., (Toyota Motor Corp. Support Agreement), 1.527%, 4/6/2018	8,477,182
95,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. Support Agreement), 1.681% - 1.701%, 7/9/2018 - 7/20/2018	94,279,492
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.507%, 4/3/2018	49,873,764
		TOTAL	152,630,438
		Banking—12.8%
25,689,000		Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.612%, 2/27/2018	25,659,129
58,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.98% - 2.021%, 7/26/2018 - 8/1/2018	57,442,111
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Banking—continued
$30,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.461% - 1.471%, 2/5/2018 - 2/16/2018	$29,990,694
40,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.788%, 4/3/2018	39,879,356
50,000,000		Bank of Nova Scotia, Toronto, 1.507%, 4/27/2018	49,824,097
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605%, 7/19/2018	24,815,667
15,000,000		Collateralized Commercial Paper Co. LLC, 2.082%, 9/14/2018	14,807,813
90,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.809%, 4/30/2018	89,604,000
20,000,000		Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.627%, 3/12/2018	19,964,900
60,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.425%, 2/5/2018	59,990,533
35,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.777%, 3/13/2018	34,931,167
109,764,000		Ridgefield Funding Company, LLC Series B, 1.455% - 1.506%, 2/2/2018 - 2/12/2018	109,742,955
100,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 1.808%, 3/23/2018	99,750,000
		TOTAL	656,402,422
		Consumer Products—0.9%
45,000,000		Unilever N.V., 1.85%, 5/8/2018	44,779,090
		Electric Power—0.4%
20,000,000		Duke Energy Corp., 1.763%, 2/22/2018	19,979,467
		Finance - Automotive—0.9%
45,000,000		Ford Motor Credit Co. LLC, 1.558%, 3/2/2018	44,943,812
		Finance - Commercial—1.5%
80,000,000		Atlantic Asset Securitization LLC, 1.34% - 1.446%, 2/1/2018 - 2/6/2018	79,990,000
		Finance - Retail—10.0%
189,000,000		Barton Capital S.A., 1.546% - 1.768%, 2/22/2018 - 4/19/2018	188,490,092
15,000,000		CRC Funding, LLC, 1.746%, 6/18/2018	14,901,246
25,000,000		Fairway Finance Co. LLC, 1.706%, 4/9/2018	24,920,903
50,000,000		Old Line Funding, LLC, 1.562%, 4/20/2018	49,832,083
235,000,000		Sheffield Receivables Company LLC, 1.508% - 1.798%, 3/13/2018 - 5/4/2018	234,158,292
		TOTAL	512,302,616
		Pharmaceuticals and Health Care—0.5%
25,000,000		AstraZeneca PLC, 1.752%, 2/8/2018	24,991,493
		Retail—3.7%
190,000,000		CVS Health Corp., 1.60%, 2/1/2018	190,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—2.1%
$110,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.406% - 1.436%, 2/4/2018 - 2/15/2018	$109,977,455
		TOTAL COMMERCIAL PAPER	1,835,996,793
		CORPORATE BONDS—0.4%
		Banking—0.4%
20,000,000		Citigroup, Inc., 1.80%, 2/5/2018	19,999,801
		TOTAL CORPORATE BONDS	19,999,801
		NOTES-VARIABLE—36.8%
		Aerospace / Auto—0.1%
5,000,000	[2]	Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.797% (3-month USLIBOR +0.10%), 4/2/2018	5,000,000
		Banking—34.6%
61,000,000	[2]	Bank of Montreal, 1.758% (1-month USLIBOR +0.19%), 2/2/2018	61,000,000
55,000,000	[2]	Bank of Montreal, 1.804% (1-month USLIBOR +0.25%), 2/12/2018	55,000,342
50,000,000	[2]	Bank of Montreal, 1.804% (1-month USLIBOR +0.24%), 2/5/2018	50,000,000
40,000,000	[2]	Bank of Montreal, 1.806% (1-month USLIBOR +0.25%), 2/20/2018	40,000,000
30,500,000	[2]	Bank of Montreal, 1.812% (1-month USLIBOR +0.25%), 2/5/2018	30,500,000
20,000,000	[2]	Bank of Montreal, 1.835% (1-month USLIBOR +0.28%), 2/8/2018	20,000,000
18,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.788% (1-month USLIBOR +0.22%), 8/2/2018	18,000,000
25,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.825% (3-month USLIBOR +0.15%), 6/18/2018	25,000,000
50,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.42%), 2/23/2018	50,000,000
68,000,000	[2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.999% (1-month USLIBOR +0.44%), 2/15/2018	68,000,000
49,050,000	[2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.65%, 1/2/2019	49,050,000
34,140,000	[2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.65%, 1/2/2019	34,140,000
63,000,000	[2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.65%, 1/2/2019	63,000,000
20,000,000	[2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.65%, 1/2/2019	20,000,000
20,000,000	[2]	Canadian Imperial Bank of Commerce, 1.768% (1-month USLIBOR +0.20%), 2/2/2018	20,000,000
145,000,000	[2]	Canadian Imperial Bank of Commerce, 1.791% (1-month USLIBOR +0.23%), 2/20/2018	145,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES-VARIABLE—continued
		Banking—continued
$10,000,000	[2]	Canadian Imperial Bank of Commerce, 1.819% (1-month USLIBOR +0.26%), 2/13/2018	$10,000,000
68,000,000	[2]	Canadian Imperial Bank of Commerce, 1.889% (3-month USLIBOR +0.15%), 4/19/2018	68,000,000
15,000,000	[2]	Collateralized Commercial Paper II Co. LLC, 1.865% (3-month USLIBOR +0.16%), 10/4/2018	15,000,000
3,420,000	[2]	Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 1.561%, 2/1/2018	3,420,000
10,265,000	[2]	Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.85%, 2/7/2018	10,265,000
7,090,000	[2]	EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 1.56%, 2/1/2018	7,090,000
9,590,000	[2]	Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 1.56%, 2/1/2018	9,590,000
1,915,000	[2]	Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 1.63%, 2/1/2018	1,915,000
3,660,000	[2]	Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.01%, 2/2/2018	3,660,000
6,300,000	[2]	GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 1.56%, 2/1/2018	6,300,000
1,120,000	[2]	Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.01%, 2/2/2018	1,120,000
2,390,000	[2]	Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.75%, 2/1/2018	2,390,000
2,035,000	[2]	Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.01%, 2/6/2018	2,035,000
18,085,000	[2]	J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.56%, 2/1/2018	18,085,000
155,000	[2]	Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 1.75%, 2/1/2018	155,000
12,005,000	[2]	Maryland State EDC, Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.01%, 2/6/2018	12,005,000
6,955,000	[2]	Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.01%, 2/6/2018	6,955,000
3,405,000	[2]	Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 1.56%, 2/1/2018	3,405,000
34,100,000	[2]	National Australia Bank Ltd., Melbourne, 1.844% (3-month USLIBOR +0.14%), 4/6/2018	34,100,000
15,000,000	[2]	New York State HFA, (Series 2017A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.47%, 2/7/2018	15,000,000
23,935,000	[2]	RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 1.56%, 2/1/2018	23,935,000
105,000,000	[2]	Royal Bank of Canada, 1.879% (1-month USLIBOR +0.32%), 2/16/2018	105,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES-VARIABLE—continued
		Banking—continued
$9,470,000	[2]	Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 1.56%, 2/1/2018	$9,470,000
13,875,000	[2]	Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 1.56%, 2/1/2018	13,875,000
65,000,000	[2]	Sumitomo Mitsui Banking Corp., 1.753% (1-month USLIBOR 0.20%), 2/8/2018	65,000,000
75,000,000	[2]	Sumitomo Mitsui Banking Corp., 1.762% (1-month USLIBOR +0.20%), 2/5/2018	75,000,000
40,000,000	[2]	Sumitomo Mitsui Banking Corp., 1.767% (1-month USLIBOR +0.20%), 2/28/2018	40,000,000
60,000,000	[2]	Sumitomo Mitsui Trust Bank Ltd., 1.768% (1-month USLIBOR +0.21%), 2/20/2018	60,000,000
3,600,000	[2]	Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 1.56%, 2/1/2018	3,600,000
11,935,000	[2]	The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.561%, 2/1/2018	11,935,000
6,460,000	[2]	The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 1.56%, 2/7/2018	6,460,000
5,825,000	[2]	The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 1.56%, 2/7/2018	5,825,000
8,820,000	[2]	The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.56%, 2/1/2018	8,820,000
9,825,000	[2]	The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.56%, 2/1/2018	9,825,000
9,240,000	[2]	The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.561%, 2/1/2018	9,240,000
9,550,000	[2]	The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.561%, 2/1/2018	9,550,000
5,565,000	[2]	The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 1.56%, 2/1/2018	5,565,000
6,680,000	[2]	The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.56%, 2/1/2018	6,680,000
45,000,000	[2]	Toronto Dominion Bank, 1.798% (1-month USLIBOR +0.23%), 2/28/2018	45,000,000
7,305,000	[2]	Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 1.56%, 2/1/2018	7,305,000
25,000,000	[2]	Wells Fargo Bank, N.A., 1.891% (3-month USLIBOR +0.15%), 4/24/2018	25,000,000
150,000,000	[2]	Wells Fargo Bank, N.A., 1.912% (3-month USLIBOR +0.16%), 4/26/2018	150,000,000
75,000,000	[2]	Westpac Banking Corp. Ltd., Sydney, 1.788% (1-month USLIBOR +0.23%), 2/20/2018	75,000,000
1,345,000	[2]	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.00%, 2/7/2018	1,345,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		NOTES-VARIABLE—continued
		Banking—continued
$8,240,000	[2]	Wingo Family Master Trust, (BOKF, N.A. LOC), 1.56%, 2/1/2018	$8,240,000
13,000,000	[2]	Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 1.60%, 2/1/2018	13,000,000
720,000	[2]	Ypsilanti, MI, UT GO, (Comerica Bank LOC), 1.58%, 2/7/2018	720,000
		TOTAL	1,774,570,342
		Finance - Commercial—0.1%
5,900,000	[2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 1.57%, 2/1/2018	5,900,000
1,390,000	[2]	Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 1.55%, 12/1/2024	1,390,000
		TOTAL	7,290,000
		Finance - Retail—1.0%
50,000,000	[2]	Old Line Funding, LLC, 1.705% (1-month USLIBOR +0.15%), 4/6/2018	50,000,000
		Government Agency—0.6%
9,157,000	[2]	Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 1.55%, 2/1/2018	9,157,000
11,760,000	[2]	Jefferson at Stadium Park - Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 1.38%, 2/1/2018	11,760,000
3,935,000	[2]	Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 1.56%, 2/1/2018	3,935,000
6,860,000	[2]	Tack Capital Co., (Federal Home Loan Bank of New York LOC), 1.60%, 2/1/2018	6,860,000
		TOTAL	31,712,000
		Municipals—0.4%
20,000,000	[2]	Alaska State Housing Finance Corp., (2017 Series B) TAXABLE, 1.55%, 2/1/2018	20,000,000
		TOTAL NOTES-VARIABLE	1,888,572,342
		OTHER REPURCHASE AGREEMENTS—10.3%
20,000,000		BNP Paribas S.A., 1.72%, 2/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 1/31/2018, will repurchase securities provided as collateral for $50,002,389, in which Corporate Bonds and Asset-Backed securities with a market value of $51,002,602 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
150,000,000		BNP Paribas S.A., 1.55%, 2/1/2018, interest in a $150,000,000 collateralized loan agreement, dated 1/31/2018, will repurchase securities provided as collateral for $150,006,458, in which Medium-Term Notes, Asset-Backed securities, Collateralized Mortgage-Backed Obligations and U.S. Government Agency securities with a market value of $153,006,588 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$100,000,000	Citigroup Global Markets, Inc., 2.528%, 2/1/2018, interest in a $110,000,000 collateralized loan agreement, dated 8/2/2017, will repurchase securities provided as collateral for $111,413,445, in which Asset-Backed securities with a market value of $112,362,044 have been received as collateral and held with BNY Mellon a tri-party agent.	$100,000,000
50,000,000	Citigroup Global Markets, Inc., 2.478%, 2/1/2018, interest in a $60,000,000 collateralized loan agreement, dated 8/2/2017, will repurchase securities provided as collateral for $60,755,720, in which U.S. Government Agency and U.S. Treasury securities with a market value of $61,288,435 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
23,000,000	Citigroup Global Markets, Inc., 1.92%, 2/1/2018, interest in a $50,000,000 collateralized loan agreement, dated 1/31/2018, will repurchase securities provided as collateral for $50,002,667, in which Collateralized Mortgage Obligations securities with a market value of $51,002,720 have been received as collateral and held with BNY Mellon as tri-party agent.	23,000,000
40,000,000	Citigroup Global Markets, Inc., 1.62%, 2/1/2018, interest in a $40,000,000 collateralized loan agreement, dated 1/31/2018, will repurchase securities provided as collateral for $40,001,800, in which Exchange Traded securities with a market value of $40,801,849 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
110,000,000	HSBC Securities (USA), Inc., 1.52%, 2/1/2018, interest in a $110,000,000 collateralized loan agreement, dated 1/31/2018, will repurchase securities provided as collateral for $110,004,644, in which Corporate Bonds and Medium-Term Notes securities with a market value of $112,205,224 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
35,000,000	Wells Fargo Securities LLC, 2.22%, 4/27/2018, interest in a $35,000,000 collateralized loan agreement, dated 1/29/2018, will repurchase securities provided as collateral for $35,189,933, in which Collateralized Mortgage Obligations securities with a market value of $35,706,605 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	528,000,000
	REPURCHASE AGREEMENTS—5.5%
80,900,000	Interest in $200,000,000 joint repurchase agreement, 1.36% dated 1/31/2018 under which ABN AMRO BANK N.V. will repurchase the securities provided as collateral for $200,007,556 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $205,631,951.	80,900,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$199,000,000		Interest in $250,000,000 joint repurchase agreement, 1.36% dated 1/31/2018 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $250,009,444 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $255,359,566.	$199,000,000
		TOTAL REPURCHASE AGREEMENTS	279,900,000
		INVESTMENT COMPANY—0.5%
26,997,500	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[4] (IDENTIFIED COST $27,000,100)	27,000,100
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT COST)[5]	5,173,491,283
		OTHER ASSETS AND LIABILITIES—(0.8)%[6]	(40,478,241)
		TOTAL NET ASSETS—100%	$5,133,013,042
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.0% of the Fund's portfolio as calculated based upon total market value.
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 1/31/2018	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/(Depreciation)	$—
Net Realized Gain/(Loss)	$100
Dividend Income	$66,882
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Assets-Backed Securities	$—	$21,950,441	$—	$21,950,441
Certificates of Deposit	—	572,071,806	—	572,071,806
Commercial Paper	—	1,835,996,793	—	1,835,996,793
Corporate Bonds	—	19,999,801	—	19,999,801
Notes-Variable	—	1,888,572,342	—	1,888,572,342
Other Repurchase Agreements	—	528,000,000	—	528,000,000
Repurchase Agreements	—	279,900,000	—	279,900,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$5,146,491,183	$—	$5,173,491,283
The following acronyms are used throughout this portfolio:
BOKF	—Bank of Oklahoma
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.002	0.001	—	—	—	—
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net income on investments	(0.002)	(0.001)	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.23%	0.10%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	1.02%[4,5]	0.92%[5]	0.52%[5]	0.27%[5]	0.25%[5]	0.32%
Net investment income	0.45%[4]	0.08%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.20%[4]	0.30%	0.72%	1.05%	1.07%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,133,013	$6,951,890	$11,562,657	$12,847,237	$11,591,418	$11,918,210
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1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 1.02% for the six months ended January 31, 2018, and 0.92%, 0.52%, 0.27% and 0.25% for the years ended July 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities (including $27,000,100 of investments in an affiliated holding)	$4,365,591,283
Investments in other repurchase agreements and repurchase agreements	807,900,000
Investment in securities, at value (identified cost $5,173,491,283)		$5,173,491,283
Cash		442,683
Income receivable		5,406,462
Receivable for shares sold		2,645,057
Receivable for investments sold		359
TOTAL ASSETS		5,181,985,844
Liabilities:
Payable for investments purchased	44,779,090
Payable for shares redeemed	129,399
Payable for distribution services fee (Note 4)	1,992,869
Payable for other service fees (Notes 2 and 4)	1,107,815
Payable for investment adviser fee (Note 4)	14,022
Payable for administrative fee (Note 4)	10,859
Payable for Directors'/Trustees' fees (Note 4)	5,859
Accrued expenses (Note 4)	932,889
TOTAL LIABILITIES		48,972,802
Net assets for 5,133,025,300 shares outstanding		$5,133,013,042
Net Assets Consists of:
Paid-in capital		$5,133,012,743
Accumulated net realized gain on investments		299
TOTAL NET ASSETS		$5,133,013,042
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,133,013,042 ÷ 5,133,025,300 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$43,643,529
Dividends received from an affiliated holding (Note 4)			66,882
TOTAL INCOME			43,710,411
Expenses:
Investment adviser fee (Note 4)		$5,914,616
Administrative fee (Note 4)		2,364,440
Custodian fees		136,797
Transfer agent fees		2,972,719
Directors'/Trustees' fees (Note 4)		31,430
Auditing fees		11,569
Legal fees		4,823
Distribution services fee (Note 4)		16,265,193
Other service fees (Note 2)		7,350,600
Portfolio accounting fees		88,318
Share registration costs		814,734
Printing and postage		324,335
Miscellaneous (Note 4)		37,264
TOTAL EXPENSES		36,316,838
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	$(3,059,652)
Waiver of other operating expenses (Note 4)	(2,957,308)
Reduction of custodian fees (Note 5)	(1,066)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(6,018,026)
Net expenses			30,298,812
Net investment income			13,411,599
Net realized gain on investments (including realized gain of $100 on sales of investment in an affiliated holding)			34,685
Change in net assets resulting from operations			$13,446,284
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,411,599	$6,938,105
Net realized gain on investments	34,685	65,015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,446,284	7,003,120
Distributions to Shareholders:
Distributions from net investment income	(13,411,599)	(6,938,105)
Distributions from net realized gain on investments	(88,445)	(75,307)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,500,044)	(7,013,412)
Share Transactions:
Proceeds from sale of shares	698,016,272	1,942,526,606
Net asset value of shares issued to shareholders in payment of distributions declared	13,140,878	6,860,625
Cost of shares redeemed	(2,529,980,511)	(6,560,143,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,818,823,361)	(4,610,756,388)
Change in net assets	(1,818,877,121)	(4,610,766,680)
Net Assets:
Beginning of period	6,951,890,163	11,562,656,843
End of period	$5,133,013,042	$6,951,890,163
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service
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evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $6,018,026 is disclosed in various locations in Note 4 and Note 5.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2018	Year Ended 7/31/2017
Shares sold	698,016,272	1,942,526,606
Shares issued to shareholders in payment of distributions declared	13,140,878	6,860,625
Shares redeemed	(2,529,980,511)	(6,560,143,619)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,818,823,361)	(4,610,756,388)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $3,050,082 of its fee.
The Adviser has agreed to waive its fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser waived and/or reimbursed $9,570.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may change certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, FSC waived $2,957,308 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $1,768 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to $5,900,000 and $6,475,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2018, the Fund's expenses were reduced by $1,066 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,002.30	$5.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.06	$5.19
1	Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2017 through January 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.8%
U.S. Government Agency Securities	44.3%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.8%
8-30 Days	26.1%
31-90 Days	7.1%
91-180 Days	4.3%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.3%
$142,000,000	[1]	Federal Farm Credit System Discount Notes, 1.16% - 1.61%, 2/21/2018 - 10/5/2018	$141,283,556
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.426% (1-month USLIBOR -0.135%), 2/25/2018	50,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.449% (1-month USLIBOR -0.11%), 2/13/2018	11,999,999
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.474% - 1.483% (1-month USLIBOR -0.085%), 2/1/2018 - 2/15/2018	73,998,128
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.479% - 1.481% (1-month USLIBOR -0.08%), 2/13/2018 - 2/27/2018	49,992,122
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.489% - 1.502% (1-month USLIBOR -0.065%), 2/12/2018 - 2/28/2018	49,998,269
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.502% (1-month USLIBOR -0.06%), 2/4/2018	29,998,561
22,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.514% (1-month USLIBOR -0.041%), 2/6/2018	22,800,000
29,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.516% (1-month USLIBOR -0.045%), 2/21/2018	28,999,446
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.517% - 1.519% (1-month USLIBOR -0.043%), 2/15/2018 - 2/21/2018	39,999,436
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.519% (1-month USLIBOR -0.04%), 2/13/2018	55,998,751
3,260,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.598% (1-month USLIBOR +0.045%), 2/9/2018	3,259,976
92,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.62% (1-month USLIBOR +0.059%), 2/21/2018	92,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.626% (1-month USLIBOR +0.065%), 2/22/2018	12,012,722
14,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.718% (1-month USLIBOR +0.15%), 2/1/2018	14,530,209
519,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.24% - 1.80%, 2/14/2018 - 1/2/2019	517,586,481
45,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.152% (3-month USLIBOR -0.245%), 2/8/2018	45,000,000
98,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.167% - 1.494% (3-month USLIBOR -0.21%), 2/1/2018 - 4/9/2018	97,999,030
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.225% (3-month USLIBOR -0.185%), 2/10/2018	10,500,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.249% (3-month USLIBOR -0.205%), 2/23/2018	50,000,000
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$109,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.294% - 1.308% (3-month USLIBOR -0.16%), 2/24/2018 - 2/28/2018	$108,994,921
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.383% (1-month USLIBOR -0.185%), 2/2/2018	50,000,000
121,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.407% - 1.408% (1-month USLIBOR -0.16%), 2/28/2018 - 3/8/2018	121,000,000
366,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.408% - 1.412% (1-month USLIBOR -0.15%), 2/2/2018 - 2/23/2018	365,999,999
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.414% (1-month USLIBOR -0.143%), 2/18/2018	50,000,000
124,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.415% - 1.419% (1-month USLIBOR -0.14%), 2/6/2018 - 2/16/2018	124,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.416% (1-month USLIBOR -0.145%), 2/25/2018	30,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.419% - 1.523% (3-month USLIBOR +0.00%), 2/16/2018 - 3/8/2018	99,999,521
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.424% (1-month USLIBOR -0.135%), 2/15/2018	20,000,000
95,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.426% - 1.431% (1-month USLIBOR -0.13%), 2/17/2018 - 2/25/2018	95,000,000
136,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% (1-month USLIBOR -0.125%), 2/20/2018 - 2/25/2018	136,798,306
49,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% (3-month USLIBOR -0.25%), 3/28/2018	49,500,000
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% - 1.439% (1-month USLIBOR -0.12%), 2/16/2018 - 2/17/2018	125,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.451% (1-month USLIBOR -0.11%), 2/22/2018	10,000,631
26,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.463% (1-month USLIBOR -0.09%), 2/9/2018	26,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.464% (3-month USLIBOR +0.01%), 2/23/2018	25,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.469% (1-month USLIBOR -0.085%), 2/12/2018	20,002,458
61,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.473% - 1.485% (3-month USLIBOR -0.14%), 3/19/2018 - 3/20/2018	61,250,000
105,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.478% - 1.481% (1-month USLIBOR -0.08%), 2/19/2018 - 2/20/2018	105,003,594
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.49% - 1.499% (1-month USLIBOR -0.065%), 2/3/2018 - 2/8/2018	51,996,357
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.494% - 1.496% (1-month USLIBOR -0.06%), 2/11/2018 - 2/18/2018	76,000,000
23,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.506% (1-month USLIBOR -0.055%), 2/20/2018	23,250,000
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$44,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.507% - 1.512% (1-month USLIBOR -0.05%), 2/4/2018 - 2/5/2018	$44,250,000
124,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.51% - 1.523% (1-month USLIBOR -0.045%), 2/1/2018 - 2/25/2018	124,697,260
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.521% (1-month USLIBOR -0.04%), 2/22/2018	25,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.526% (1-month USLIBOR -0.035%), 2/23/2018	11,002,077
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.595% (3-month USLIBOR -0.15%), 4/22/2018	18,000,000
298,920,000		Federal Home Loan Bank System Notes, 0.625% - 2.75%, 6/8/2018 - 10/1/2018	298,801,686
85,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.448% (1-month USLIBOR -0.12%), 2/1/2018	85,000,000
45,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.495% (3-month USLIBOR -0.25%), 4/25/2018	45,000,000
100,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.543% (3-month USLIBOR +0.02%), 3/8/2018	100,000,000
118,955,000		Federal Home Loan Mortgage Corp. Notes, 0.875% - 1.15%, 3/7/2018 - 9/14/2018	118,816,048
63,215,000		Federal National Mortgage Association Notes, 0.875% - 8.95%, 2/8/2018 - 9/18/2018	63,195,059
22,000,000		Tennessee Valley Authority Notes, 1.75%, 10/15/2018	22,060,724
		TOTAL GOVERNMENT AGENCIES	4,128,575,327
		U.S. TREASURY—0.3%
25,000,000		United States Treasury Notes, 1.00%, 8/15/2018	24,960,433
		REPURCHASE AGREEMENTS—55.8%
51,000,000		Interest in $200,000,000 joint repurchase agreement, 1.36% dated 1/31/2018 under which ABN Amro Bank NV will repurchase the securities provided as collateral for $200,007,556 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $205,631,951.	51,000,000
100,000,000		Repurchase agreement, 1.34% dated 1/24/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $100,134,000 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/30/2031 and the market value of those underlying securities was $102,031,294.	100,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 1.35% dated 1/31/2018 under which Barclays Bank PLC will repurchase the securities provided as collateral for $100,003,750 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2023 and the market value of those underlying securities was $102,003,866.	$100,000,000
99,398,000	Interest in $100,000,000 joint repurchase agreement, 1.35% dated 1/31/2018 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $100,003,750 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $103,002,581.	99,398,000
50,000,000	Interest in $100,000,000 joint repurchase agreement, 1.34% dated 1/31/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,003,722 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $102,003,883.	50,000,000
150,000,000	Repurchase agreement, 1.14% dated 11/14/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $150,969,000 on 6/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $153,005,986.	150,000,000
50,000,000	Repurchase agreement, 1.36% dated 1/22/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,113,333 on 3/23/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $51,019,271.	50,000,000
25,000,000	Repurchase agreement, 1.36% dated 1/31/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $25,000,944 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $25,500,964.	25,000,000
150,000,000	Repurchase agreement, 1.42% dated 1/25/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $150,958,500 on 7/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $153,006,129.	150,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement, 1.33% dated 1/25/2018 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,129,306 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/15/2060 and the market value of those underlying securities was $510,131,892.	$500,000,000
1,000,000,000	Repurchase agreement, 1.32% dated 1/30/2018 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,000,256,667 on 2/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,020,074,882.	1,000,000,000
1,000,000,000	Repurchase agreement, 1.34% dated 1/31/2018 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,000,260,556 on 2/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/15/2026 and the market value of those underlying securities was $1,020,037,994.	1,000,000,000
1,800,000,000	Repurchase agreement, 1.36% dated 1/31/2018 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,800,068,000 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,836,000,090.	1,800,000,000
74,000,000	Interest in $200,000,000 joint repurchase agreement, 1.34% dated 1/31/2018 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $200,007,444 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/26/2018 and the market value of those underlying securities was $204,007,615.	74,000,000
51,000,000	Repurchase agreement, 1.36% dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $51,001,927 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $52,021,966.	51,000,000
	TOTAL REPURCHASE AGREEMENTS	5,200,398,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (AT AMORTIZED COST)[3]	9,353,933,760
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(33,955,467)
	TOTAL NET ASSETS—100%	$9,319,978,293
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
Semi-Annual Shareholder Report
7

3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.14%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5,6]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.28%[6]	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%[6]	0.37%	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$78,368	$87,623	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% for the six months ended January 31, 2018, and 0.65% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.13%[5,6]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.02%[6]	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.25%[6]	0.74%	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,642	$3,252	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.13% for the six months ended January 31, 2018, and 0.65% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.14%[5,6]	0.68%[5]	0.40%[5]	0.15%[6]
Net investment income	0.02%[6]	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.24%[6]	0.69%	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,149	$9,963	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.14% for the six months ended January 31, 2018, and 0.68% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.14%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5,6]	0.62%[5]	0.40%[5]	0.15%[6]
Net investment income	0.28%[6]	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%[6]	0.42%	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,356	$1,524	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% for the six months ended January 31, 2018, and 0.62% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	1.02%[4,5]	0.66%[5]	0.31%[5]	0.11%[5]	0.10%[5]	0.18%
Net investment income	0.13%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.18%[4]	0.54%	0.89%	1.18%	1.20%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,229,463	$10,580,501	$12,639,013	$12,194,155	$11,135,915	$12,026,528
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.02% for the six months ended January 31, 2018, and 0.66%, 0.31%, 0.11% and 0.10% for the years ended July 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities	$4,153,535,760
Investments in repurchase agreements	5,200,398,000
Total investment in securities, at amortized cost and fair value		$9,353,933,760
Cash		488,022
Income receivable		4,697,515
Receivable for shares sold		194,814
TOTAL ASSETS		9,359,314,111
Liabilities:
Payable for investments purchased	32,000,000
Payable for shares redeemed	441,165
Income distribution payable	833
Payable for distribution services fee (Note 4)	3,636,790
Payable for other service fees (Notes 2 and 4)	2,090,864
Payable for investment adviser fee (Note 4)	30,076
Payable for administrative fee (Note 4)	20,473
Payable for Directors'/Trustees' fees (Note 4)	9,182
Accrued expenses (Note 4)	1,106,435
TOTAL LIABILITIES		39,335,818
Net assets for 9,319,978,464 shares outstanding		$9,319,978,293
Net Assets Consists of:
Paid-in capital		$9,319,977,335
Accumulated net realized gain on investments		958
TOTAL NET ASSETS		$9,319,978,293
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$78,367,611 ÷ 78,367,599 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$2,642,128 ÷ 2,642,129 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$8,149,438 ÷ 8,149,437 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,355,835 ÷ 1,355,836 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$9,229,463,281 ÷ 9,229,463,463 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$58,477,417
Expenses:
Investment adviser fee (Note 4)		$10,138,910
Administrative fee (Note 4)		4,052,983
Custodian fees		141,725
Transfer agent fees (Notes 2 and 4)		5,126,217
Directors'/Trustees' fees (Note 4)		48,813
Auditing fees		11,569
Legal fees		4,436
Distribution services fee (Note 4)		27,851,050
Other service fees (Notes 2 and 4)		12,628,627
Portfolio accounting fees		97,458
Share registration costs		490,195
Printing and postage		495,870
Miscellaneous (Note 4)		33,697
TOTAL EXPENSES		61,121,550
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,513,050)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(6,782,751)
Reduction of custodian fees (Note 5)	(1,263)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(9,297,064)
Net expenses			51,824,486
Net investment income			6,652,931
Net realized gain on investments			976
Change in net assets resulting from operations			$6,653,907
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,652,931	$359,312
Net realized gain on investments	976	49,686
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,653,907	408,998
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(119,881)	(20,910)
Class B Shares	(238)	—
Class C Shares	(859)	—
Class F Shares	(2,111)	(355)
Class P Shares	(6,529,842)	(338,047)
Distributions from net realized gain on investments
Class A Shares	(242)	(269)
Class B Shares	(9)	(17)
Class C Shares	(27)	(34)
Class F Shares	(4)	(9)
Class P Shares	(29,414)	(40,543)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,682,627)	(400,184)
Share Transactions:
Proceeds from sale of shares	2,220,861,131	5,738,061,018
Net asset value of shares issued to shareholders in payment of distributions declared	6,483,289	390,481
Cost of shares redeemed	(3,590,200,512)	(7,804,137,136)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,362,856,092)	(2,065,685,637)
Change in net assets	(1,362,884,812)	(2,065,676,823)
Net Assets:
Beginning of period	10,682,863,105	12,748,539,928
End of period	$9,319,978,293	$10,682,863,105
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares may bear distribution services fees, other services fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $9,297,064 is disclosed in various locations in this Note 2, Note 4 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$11,464	$(9,620)
Class B Shares	1,093	(844)
Class C Shares	3,319	(2,433)
Class F Shares	224	(174)
Class P Shares	5,110,117	—
TOTAL	$5,126,217	$(13,071)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended January 31, 2018, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$105,617	$—	$—
Class B Shares	3,561	(2,040)	—
Class C Shares	11,790	(621)	(5,866)
Class F Shares	1,852	—	—
Class P Shares	12,505,807	—	—
TOTAL	$12,628,627	$(2,661)	$(5,866)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activities:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,319,357	$22,319,357	72,004,754	$72,004,754
Shares issued to shareholders in payment of distributions declared	116,637	116,637	20,741	20,741
Shares redeemed	(31,691,387)	(31,691,387)	(74,188,845)	(74,188,845)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,255,393)	$(9,255,393)	(2,163,350)	$(2,163,350)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	709,698	$709,698	1,456,728	$1,456,728
Shares issued to shareholders in payment of distributions declared	245	245	17	17
Shares redeemed	(1,319,327)	(1,319,327)	(4,097,115)	(4,097,115)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(609,384)	$(609,384)	(2,640,370)	$(2,640,370)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,805,141	$2,805,141	10,793,129	$10,793,129
Shares issued to shareholders in payment of distributions declared	877	877	32	32
Shares redeemed	(4,620,017)	(4,620,017)	(11,612,508)	(11,612,508)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,813,999)	$(1,813,999)	(819,347)	$(819,347)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	68,208	$68,208	468,188	$468,188
Shares issued to shareholders in payment of distributions declared	1,793	1,793	314	314
Shares redeemed	(237,975)	(237,975)	(2,010,788)	(2,010,788)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(167,974)	$(167,974)	(1,542,286)	$(1,542,286)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	2,194,958,727	$2,194,958,727	5,653,338,219	$5,653,338,219
Shares issued to shareholders in payment of distributions declared	6,363,737	6,363,737	369,377	369,377
Shares redeemed	(3,552,331,806)	(3,552,331,806)	(7,712,227,876)	(7,712,227,880)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(1,351,009,342)	$(1,351,009,342)	(2,058,520,280)	$(2,058,520,284)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,362,856,092)	$(1,362,856,092)	(2,065,685,633)	$(2,065,685,637)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $2,513,050 of its fee and voluntarily reimbursed $13,071 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the first $5 billion
0.100%	on the first $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived by Unaffiliated Third Parties
Class A Shares	$191,612	$(35,464)
Class B Shares	10,682	—
Class C Shares	35,750	—
Class F Shares	3,391	(630)
Class P Shares	27,609,615	(6,725,059)
TOTAL	$27,851,050	$(6,761,153)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC did not retain any fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2018, FSC retained $9,865, $127 and $61 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $54,922 and reimbursed $2,661 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $21,499,433.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2018, the Fund's expenses were reduced by $1,263 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,001.40	$4.39
Class B Shares	$1,000.00	$1,000.10	$5.70[2]
Class C Shares	$1,000.00	$1,000.10	$5.75[3]
Class F Shares	$1,000.00	$1,001.40	$4.39
Class P Shares	$1,000.00	$1,000.70	$5.14
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	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.82	$4.43
Class B Shares	$1,000.00	$1,019.51	$5.75[2]
Class C Shares	$1,000.00	$1,019.46	$5.80[3]
Class F Shares	$1,000.00	$1,020.82	$4.43
Class P Shares	$1,000.00	$1,020.06	$5.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.13%
Class C Shares	1.14%
Class F Shares	0.87%
Class P Shares	1.02%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
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Evaluation and Approval of Advisory Contract–May 2017
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report
32

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report
33

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
34

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
35

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
36

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Institutional | FIIXX	Service | FPSXX	Premier | FMTXX

Federated Institutional Prime 60 Day Fund

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	55.3%
Other Repurchase Agreements and Repurchase Agreement	22.4%
Variable Rate Instruments	9.7%
Corporate Bond	4.4%
Bank Instruments	9.5%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.2%[4]
8 to 30 Days	29.6%
31 to 90 Days	27.5%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.2% of the Fund's portfolio.
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2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—9.5%
		Finance - Banking—9.5%
$375,000		Bank of Montreal, 1.600%, 3/7/2018	$374,927
350,000		Standard Chartered Bank PLC, 1.510%, 2/1/2018	350,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $724,927)	724,927
	[1]	COMMERCIAL PAPER—55.3%
		Electronics—4.6%
350,000		Apple, Inc., 1.554%, 3/27/2018	349,186
		Finance - Banking—29.2%
300,000		ABN Amro Funding USA LLC, 1.654%, 3/6/2018	299,546
250,000		Bank of Nova Scotia, Toronto, 1.484%, 2/1/2018	250,000
365,000		Canadian Imperial Bank of Commerce, 1.805%, 2/20/2018	364,653
350,000		Nationwide Building Society, 1.705%, 2/15/2018	349,769
250,000		Nederlandse Waterschapsbank NV, 1.602%, 2/20/2018	249,789
350,000		Sumitomo Mitsui Banking Corp., 1.562%, 2/2/2018	349,985
375,000		Toronto Dominion Bank, 1.655%, 3/13/2018	374,312
		TOTAL	2,238,054
		Finance - Commercial—3.9%
300,000		Atlantic Asset Securitization LLC, 1.785%, 2/21/2018	299,703
		Finance - Retail—4.6%
350,000		CRC Funding, LLC, 1.552%, 2/7/2018	349,910
		Pharmaceuticals and Health Care—4.9%
375,000		Sanofi, 1.614%, 3/29/2018	374,061
		Sovereign—8.1%
360,000		KFW, 1.604%, 3/1/2018	359,552
265,000		Quebec, Province of, 1.623%, 2/8/2018	264,917
		TOTAL	624,469
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,235,383)	4,235,383
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3

Principal Amount			Value
		CORPORATE BOND—4.4%
		Finance - Banking—4.4%
$336,000		HSBC USA, Inc., 1.700%, 3/5/2018 (IDENTIFIED COST $335,981)	$335,981
	[2]	NOTES - VARIABLE—9.7%
		Finance - Banking—9.7%
375,000		Commonwealth Bank of Australia, 1.931% (1-month USLIBOR +0.370%), 2/23/2018	375,087
365,000		Mizuho Bank Ltd., 1.758% (1-month USLIBOR +0.190%), 2/2/2018	365,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $740,087)	740,087
		OTHER REPURCHASE AGREEMENTS—14.7%
		Finance - Banking—14.7%
375,000		BNP Paribas S.A. 1.55%, dated 1/31/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,007,535 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, municipal bonds and sovereign debt with a market value of $178,507,686 have been received as collateral and held with BNY Mellon as tri-party agent.	375,000
375,000		Citigroup Global Markets, Inc., 1.62%, dated 1/31/2018, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,007,650 on 2/1/2018, in which american depositary receipts and exchange traded funds with a market value of $173,407,824 have been received as collateral and held with BNY Mellon as tri-party agent.	375,000
375,000		Mizuho Securities USA, Inc., 1.62%, dated 1/31/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,009,000 on 2/1/2018, in which american depository receipts, asset-backed securities, common stocks, commercial paper, corporate bonds, convertible bonds, medium-term notes, municipal bonds and unit investment trusts with a market value of $204,009,181 have been received as collateral and held with BNY Mellon as tri-party agent.	375,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,125,000)	1,125,000
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4

Principal Amount		Value
	REPURCHASE AGREEMENT—7.7%
	Finance - Banking—7.7%
$588,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138. (IDENTIFIED COST $588,000)	$588,000
	TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $7,749,378)[3]	7,749,378
	OTHER ASSETS AND LIABILITIES - NET—(1.3)%[4]	(97,449)
	TOTAL NET ASSETS—100%	$7,651,929
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
LLC	—Limited Liability Corporation
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017[1]
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0059	0.0060
Net realized gain on investments	—	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0059	0.0060
Less Distributions:
Distributions from net investment income	(0.0059)	(0.0060)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return[3]	0.59%	0.60%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.20%
Net investment income	0.52%[4]	0.44%
Expense waiver/reimbursement[5]	4.23%[4]	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017[1]
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0046	0.0036
Net realized gain on investments	—	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0046	0.0036
Less Distributions:
Distributions from net investment income	(0.0046)	(0.0036)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return[3]	0.46%	0.36%
Ratios to Average Net Assets:
Net expenses	0.45%[4]	0.45%
Net investment income	0.27%[4]	0.19%
Expense waiver/reimbursement[5]	4.23%[4]	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017[1]	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0061	0.0065	0.000[2]	—	—	—
Net realized gain (loss) on investments	0.0000[3]	0.0000[3]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0061	0.0065	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0061)	(0.0065)	(0.000)[2]	—	—	—
Distributions from paid in capital	—	—	(0.000)[2]	—	—	—
Distributions from net realized gain on investments	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0061)	(0.0065)	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.62%	0.65%	0.02%	0.00%[5]	0.00%[5]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%[6]	0.15%	0.41%	0.25%	0.23%	0.30%
Net investment income	1.21%[6]	0.49%	0.02%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[7]	4.77%[6]	2.54%	0.14%	0.42%	0.42%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,652	$8,716	$58,849	$96,842	$129,315	$108,653
1	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$1,713,000
Investment in securities	6,036,378
Total investments in securities, at value (identified cost $7,749,378)		$7,749,378
Cash		392
Income receivable		7,880
Prepaid expenses		3,053
TOTAL ASSETS		7,760,703
Liabilities:
Income distribution payable	583
Payable to adviser (Note 4)	1,687
Payable for administrative fees (Note 4)	17
Payable for transfer agent fee	27,822
Payable for portfolio accounting fees	61,177
Payable for share registration costs	17,488
TOTAL LIABILITIES		108,774
Net assets for 7,651,936 shares outstanding		$7,651,929
Net Assets Consist of:
Paid-in capital		$7,651,935
Distributions in excess of net investment income		(6)
TOTAL NET ASSETS		$7,651,929
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.0000
Service Shares:
Net asset value per share ($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.0000
Premier shares:
Net asset value per share ($7,651,729 ÷ 7,651,736 shares outstanding), no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$55,091
Expenses:
Investment adviser fee (Note 4)		$8,060
Administrative fee (Note 4)		3,222
Custodian fees		7,171
Transfer agent fee		54,937
Directors'/Trustees' fees (Note 4)		180
Auditing fees		10,385
Legal fees		4,891
Portfolio accounting fees		61,179
Share registration costs		33,815
Printing and postage		11,205
Miscellaneous (Note 4)		3,381
TOTAL EXPENSES		198,426
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(8,060)
Reimbursement of other operating expenses (Notes 2 and 4)	(184,123)
TOTAL WAIVER AND REIMBURSEMENT		(192,183)
Net expenses			6,243
Net investment income			48,848
Net realized gain on investments			20
Change in net assets resulting from operations			$48,868
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,848	$73,384
Net realized gain on investments	20	71
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,868	73,455
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(0)[1]	(0)[1]
Service Shares	(0)[1]	(0)[1]
Premier shares[2]	(48,858)	(73,389)
Distributions from net realized gain on investments
Institutional Shares	—	—
Service Shares	—	—
Premier shares[2]	(79)	(34)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,937)	(73,423)
Share Transactions:
Proceeds from sale of shares	436,319	22,766,847
Net asset value of shares issued to shareholders in payment of distributions declared	46,244	62,763
Cost of shares redeemed	(1,546,530)	(72,963,133)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,063,967)	(50,133,523)
Change in net assets	(1,064,036)	(50,133,491)
Net Assets:
Beginning of period	8,715,965	58,849,456
End of period (including undistributed (distributions in excess of) net investment income of $(6) and $4, respectively)	$7,651,929	$8,715,965
1	Represents less than $1.
2	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime 60 Day Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Premier Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $192,183 is disclosed in various locations in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, the Fund did not incur other service fees, however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	—	$—	100	$100

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	—	$—	100	$100

	Six Months Ended 1/31/2018		Year Ended 7/31/2017[1]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	436,319	$436,319	22,766,647	$22,766,647
Shares issued to shareholders in payment of distributions declared	46,244	46,244	62,763	62,763
Shares redeemed	(1,546,530)	(1,546,530)	(72,963,133)	(72,963,133)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(1,063,967)	$(1,063,967)	(50,133,723)	$(50,133,723)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,063,967)	$(1,063,967)	(50,133,523)	$(50,133,523)
1	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceeds 0.45% of its average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $8,060 of its fee and voluntarily reimbursed $184,123 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,005.90	$1.00
Service Shares	$1,000	$1,004.60	$2.26
Premier Shares	$1,000	$1,006.20	$0.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.01
Service Shares	$1,000	$1,022.90	$2.28
Premier Shares	$1,000	$1,024.45	$0.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Premier Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Prime 60 Day Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report
25

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
27

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Institutional Prime 60 Day Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919452
CUSIP 608919445
CUSIP 60934N740
8070106 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	R | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
Premier | GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	58.5%
U.S. Government Agency Securities	41.4%
U.S. Treasury Securities	0.4%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.8%
8-30 Days	25.1%
31-90 Days	9.4%
91-180 Days	1.2%
181 Days or more	10.8%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—41.4%
		Government Agency—41.4%
$2,391,278,000	[1]	Federal Farm Credit System Discount Notes, 1.100%—1.620%, 2/6/2018 - 10/24/2018	$2,379,870,286
78,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.242% (3-month USLIBOR -0.180%), 2/20/2018	78,670,886
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.361% (3-month USLIBOR -0.030%), 2/6/2018	11,999,952
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.426% (1-month USLIBOR -0.135%), 2/25/2018	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.428% (1-month USLIBOR -0.140%), 2/28/2018	50,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.431% (1-month USLIBOR -0.130%), 2/20/2018	100,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.434% (1-month USLIBOR -0.125%), 2/13/2018	49,986,680
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.448% (1-month USLIBOR -0.120%), 2/28/2018	49,997,409
68,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.449% (1-month USLIBOR -0.110%), 2/13/2018	67,999,997
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.467% (1-month USLIBOR -0.095%), 2/4/2018	74,998,326
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.474%—1.483% (1-month USLIBOR -0.085%), 2/1/2018 - 2/15/2018	438,988,768
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.479%—1.481% (1-month USLIBOR -0.080%), 2/13/2018 - 2/27/2018	345,949,452
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.486% (1-month USLIBOR -0.075%), 2/26/2018	240,000,000
304,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.489%—1.502% (1-month USLIBOR -0.065%), 2/12/2018 - 2/28/2018	304,739,809
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.490% (1-month USLIBOR -0.070%), 2/24/2018	49,998,494
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.499%—1.502% (1-month USLIBOR -0.060%), 2/4/2018 - 2/23/2018	536,690,520
137,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.514% (1-month USLIBOR -0.041%), 2/6/2018	137,000,000
158,850,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.516% (1-month USLIBOR -0.045%), 2/21/2018	158,846,967
237,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.517%—1.519% (1-month USLIBOR -0.043%), 2/15/2018 - 2/21/2018	236,996,659
338,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.519% (1-month USLIBOR -0.040%), 2/13/2018	337,992,462
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Government Agency—continued
$75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.594% (3-month USLIBOR -0.150%), 4/23/2018	$75,000,000
78,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.613% (1-month USLIBOR +0.055%), 2/19/2018	77,998,193
70,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.626% (1-month USLIBOR +0.065%), 2/22/2018	70,590,723
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.648% (1-month USLIBOR +0.090%), 2/19/2018	50,061,313
5,150,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.659% (1-month USLIBOR +0.095%), 2/3/2018	5,151,564
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.679% (1-month USLIBOR +0.120%), 2/13/2018	100,180,583
50,000,000		Federal Farm Credit System, 1.030%—1.250%, 7/13/2018 - 9/5/2018	49,986,977
3,191,500,000	[1]	Federal Home Loan Bank System Discount Notes, 1.145%—1.800%, 2/14/2018 - 1/2/2019	3,180,890,127
260,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.152%—1.171% (3-month USLIBOR -0.245%), 2/8/2018 - 2/15/2018	260,000,000
712,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.167%—1.494% (3-month USLIBOR -0.210%), 2/1/2018 - 4/9/2018	711,994,223
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.215% (3-month USLIBOR -0.195%), 2/10/2018	19,986,055
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.225% (3-month USLIBOR -0.185%), 2/10/2018	63,000,000
306,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.249% (3-month USLIBOR -0.205%), 2/23/2018	306,300,000
104,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.272% (3-month USLIBOR -0.125%), 2/8/2018	103,998,631
909,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.294%—1.389% (3-month USLIBOR -0.160%), 2/24/2018 - 3/12/2018	909,339,211
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.383% (1-month USLIBOR -0.185%), 2/2/2018	150,000,000
400,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.398% (1-month USLIBOR -0.170%), 2/1/2018	400,000,000
1,130,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.399%—1.408% (1-month USLIBOR -0.160%), 2/16/2018 - 3/8/2018	1,130,000,000
2,142,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.404%—1.412% (1-month USLIBOR -0.150%), 2/2/2018 - 2/25/2018	2,142,499,994
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.414% (1-month USLIBOR -0.142%), 2/18/2018	50,000,000
295,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.414% (1-month USLIBOR -0.143%), 2/18/2018	295,000,000
710,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.415%—1.419% (1-month USLIBOR -0.140%), 2/6/2018 - 2/16/2018	710,489,470
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Government Agency—continued
$220,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.416% (1-month USLIBOR -0.145%), 2/25/2018	$220,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.419%—1.523% (3-month USLIBOR +0.000%), 2/16/2018 - 3/8/2018	249,999,041
280,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.421%—1.424% (1-month USLIBOR -0.135%), 2/15/2018 - 2/17/2018	279,996,763
831,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.431% (1-month USLIBOR -0.130%), 2/20/2018 - 2/25/2018	831,000,000
552,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% (1-month USLIBOR -0.125%), 2/20/2018 - 2/25/2018	551,989,412
339,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% (3-month USLIBOR -0.250%), 3/28/2018	339,000,000
1,275,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436%—1.439% (1-month USLIBOR -0.120%), 2/14/2018 - 2/17/2018	1,275,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.451% (1-month USLIBOR -0.110%), 2/22/2018	20,001,262
167,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.463% (1-month USLIBOR -0.090%), 2/9/2018	167,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.464% (3-month USLIBOR +0.010%), 2/23/2018	50,000,000
85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.469% (1-month USLIBOR -0.085%), 2/12/2018	85,010,446
285,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.473%—1.485% (3-month USLIBOR -0.140%), 3/19/2018 - 3/20/2018	285,000,000
666,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.478%—1.481% (1-month USLIBOR -0.080%), 2/19/2018 - 2/20/2018	666,023,865
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.490%—1.499% (1-month USLIBOR -0.065%), 2/3/2018 - 2/8/2018	367,975,515
504,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.494%—1.496% (1-month USLIBOR -0.060%), 2/11/2018 - 2/18/2018	504,000,000
367,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.504%—1.512% (1-month USLIBOR -0.050%), 2/4/2018 - 2/12/2018	367,000,000
168,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.506% (1-month USLIBOR -0.055%), 2/20/2018	168,000,000
607,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.510%—1.523% (1-month USLIBOR -0.045%), 2/1/2018 - 2/25/2018	606,994,618
174,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.521% (1-month USLIBOR -0.040%), 2/22/2018	174,750,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.526% (1-month USLIBOR -0.035%), 2/23/2018	50,009,442
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.595% (3-month USLIBOR -0.150%), 4/22/2018	59,000,000
1,046,600,000		Federal Home Loan Bank System, 0.625%—1.750%, 6/8/2018 - 12/14/2018	1,045,455,552
Semi-Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Government Agency—continued
$565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.448% (1-month USLIBOR -0.120%), 2/1/2018	$565,000,000
951,600,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.458%—1.495% (3-month USLIBOR -0.250%), 4/10/2018 - 4/25/2018	951,600,830
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.466% (1-month USLIBOR -0.095%), 2/20/2018	170,000,000
293,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.543% (3-month USLIBOR +0.020%), 3/8/2018	293,000,000
797,950,000		Federal Home Loan Mortgage Corp., 0.875%—4.875%, 4/27/2018 - 10/12/2018	797,349,996
190,000,000	[1]	Federal National Mortgage Association Discount Notes, 1.300%, 3/26/2018	189,636,361
289,592,000		Federal National Mortgage Association, 0.875%—1.875%, 5/21/2018 - 9/18/2018	289,591,459
415,496,575	[2]	Housing and Urban Development Floating Rate Notes, 1.895% (3-month USLIBOR +0.200%), 2/1/2018	415,496,575
62,901,000		Tennessee Valley Authority, 1.750%—4.500%, 4/1/2018 - 10/15/2018	63,146,373
		TOTAL GOVERNMENT AGENCIES	28,661,221,241
		U.S. TREASURIES—0.4%
		U.S. Treasury Notes—0.4%
119,500,000		United States Treasury Notes, 1.000%, 8/15/2018	119,310,870
150,000,000		United States Treasury Notes, 1.000%, 9/15/2018	149,717,278
		TOTAL U.S. TREASURIES	269,028,148
		REPURCHASE AGREEMENTS—58.5%
750,000,000		Interest in $1,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,200,045,333 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $1,229,053,217.	750,000,000
80,000,000		Interest in $250,000,000 joint repurchase agreement 1.37%, dated 1/31/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,009,514 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $255,501,599.	80,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$220,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $220,008,250 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2047 and the market value of those underlying securities was $225,816,642.	$220,000,000
170,000,000	Interest in $315,000,000 joint repurchase agreement 1.14%, dated 11/14/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $317,034,900 on 6/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $321,312,543.	170,000,000
1,000,000,000	Interest in $2,300,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,300,085,611 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $2,346,087,383.	1,000,000,000
100,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,003,750 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $102,003,825.	100,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement 1.36%, dated 1/22/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,453,333 on 3/23/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2047 and the market value of those underlying securities was $204,080,625.	150,000,000
2,795,000,000	Interest in $6,000,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $6,000,226,667 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $6,110,608,648.	2,795,000,000
128,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $128,004,836 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2046 and the market value of those underlying securities was $130,564,932.	128,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,018,889 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $510,215,474.	$500,000,000
250,000,000	Interest in $350,000,000 joint repurchase agreement 1.38%, dated 1/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $352,025,917 on 6/25/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $357,096,545.	250,000,000
200,702,000	Interest in $435,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $435,016,433 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2046 and the market value of those underlying securities was $443,716,762.	200,702,000
150,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which Bank of Montreal will repurchase securities provided as collateral for $150,005,625 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $153,692,324.	150,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.41%, dated 1/12/2018 under which Bank of Montreal will repurchase securities provided as collateral for $501,488,333 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,319,635.	400,000,000
200,000,000	Repurchase agreement 1.44%, dated 1/26/2018 under which Bank of Montreal will repurchase securities provided as collateral for $200,536,000 on 4/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $204,024,529.	200,000,000
300,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,055,833 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,530,056,967.	300,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $500,000,000 joint repurchase agreement 1.34%, dated 12/14/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $501,675,000 on 3/14/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2047 and the market value of those underlying securities was $511,113,718.	$400,000,000
300,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $300,011,250 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2047 and the market value of those underlying securities was $306,299,780.	300,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.32%, dated 1/29/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,000,256,667 on 2/5/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $1,020,261,861.	500,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 1.33%, dated 1/26/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,129,306 on 2/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $510,131,892.	300,000,000
3,639,000,000	Interest in $7,350,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $7,350,275,625 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $7,497,281,140.	3,639,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.32%, dated 1/30/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,128,333 on 2/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2047 and the market value of those underlying securities was $510,037,400.	400,000,000
300,000,000	Interest in $400,000,000 joint repurchase agreement 1.34%, dated 1/24/2018 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,536,000 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2048 and the market value of those underlying securities was $408,121,493.	300,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $2,000,075,556 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,040,077,067.	$1,000,000,000
250,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,009,444 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2067 and the market value of those underlying securities was $255,009,845.	250,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.33%, dated 1/25/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,258,611 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2056 and the market value of those underlying securities was $1,024,553,263.	750,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,055,833 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2021 and the market value of those underlying securities was $1,530,057,010.	750,000,000
500,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,131,250 on 2/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 3/31/2024 and the market value of those underlying securities was $510,019,176.	500,000,000
1,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Credit Suisse, New York will repurchase securities provided as collateral for $5,000,187,500 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $5,100,002,250.	1,000,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,037,222 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $1,020,038,002.	500,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$3,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,188,889 on 2/1/2018. The securities provided as collateral at the end of the period held with State Street Bank as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $5,100,006,170.	$3,000,000,000
10,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $10,000,375 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities maturing on 11/1/2043 and the market value of those underlying securities was $10,300,341.	10,000,000
450,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $450,016,875 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $463,501,012.	450,000,000
2,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,130,278 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,539,948,197.	2,000,000,000
200,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,052,500 on 2/7/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $204,053,571.	200,000,000
300,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,078,750 on 2/7/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $307,348,617.	300,000,000
52,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $52,001,964 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $53,042,081.	52,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Interest in $500,000,000 joint repurchase agreement 1.42%, dated 12/22/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $501,183,333 on 2/20/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $512,245,618.	$300,000,000
150,000,000	Repurchase agreement 1.46%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,365,000 on 3/20/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $153,371,535.	150,000,000
100,000,000	Repurchase agreement 1.46%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,239,278 on 3/23/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2047 and the market value of those underlying securities was $102,266,955.	100,000,000
100,000,000	Repurchase agreement 1.46%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase a security provided as collateral for $100,239,278 on 3/23/2018. The security provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, was a U.S. Government Agency security maturing on 10/20/2045 and the market value of that underlying security was $102,244,064.	100,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 1.47%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,592,083 on 3/29/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $255,605,158.	150,000,000
100,000,000	Repurchase agreement 1.47%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,236,833 on 3/29/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2047 and the market value of those underlying securities was $102,242,063.	100,000,000
300,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.33%, dated 1/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,036,944 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,020,003,304.	300,000,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$430,000,000	Interest in $450,000,000 joint repurchase agreement 1.40%, dated 1/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,017,500 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2048 and the market value of those underlying securities was $463,500,744.	$430,000,000
1,000,000,000	Interest in $1,750,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,750,066,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2067 and the market value of those underlying securities was $1,801,304,912.	1,000,000,000
375,000,000	Interest in $500,000,000 joint repurchase agreement 1.37%, dated 1/24/2018 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,665,972 on 3/13/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2068 and the market value of those underlying securities was $512,191,636.	375,000,000
96,963,000	Interest in $550,000,000 joint repurchase agreement 1.37%, dated 1/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,020,931 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2047 and the market value of those underlying securities was $561,209,980.	96,963,000
225,004,600	Interest in $225,004,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $225,012,500 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2023 and the market value of those underlying securities was $228,315,493.	225,004,600
617,412,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138.	617,412,000
125,593,000	Repurchase agreement 1.37%, dated 1/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $125,597,780 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $127,955,997.	125,593,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$385,649,000	Repurchase agreement 1.37%, dated 1/31/2018 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $385,663,676 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $392,513,398.	$385,649,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.22%, dated 11/3/2017 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $501,525,000 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $513,911,864.	400,000,000
175,000,000	Interest in $250,000,000 joint repurchase agreement 1.34%, dated 1/9/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $250,279,167 on 2/8/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $255,302,082.	175,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.34%, dated 12/15/2017 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $501,116,667 on 2/13/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $513,184,966.	400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.35%, dated 12/13/2017 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $501,687,500 on 3/13/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $512,741,263.	400,000,000
1,050,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,050,039,667 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,071,954,734.	1,050,000,000
Semi-Annual Shareholder Report
14

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $500,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $500,132,222 on 2/7/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2061 and the market value of those underlying securities was $510,399,086.	$400,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 1.41%, dated 1/12/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $250,881,250 on 4/12/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $256,806,734.	200,000,000
1,300,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,300,048,389 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,326,003,666.	1,300,000,000
862,700,000	Interest in $2,000,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,075,000 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $2,040,076,598.	862,700,000
3,000,000,000	Repurchase agreement 1.37%, dated 1/31/2018 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,114,167 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $3,060,116,450.	3,000,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.34%, dated 1/25/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,614,167 on 2/27/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,132,924.	250,000,000
500,000,000	Repurchase agreement 1.44%, dated 1/30/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $501,220,000 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2047 and the market value of those underlying securities was $510,020,400.	500,000,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Repurchase agreement 1.07%, dated 5/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,062,417 on 2/13/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2048 and the market value of those underlying securities was $306,037,843.	$300,000,000
300,000,000	Interest in $400,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,105,000 on 2/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $408,015,300.	300,000,000
2,005,000,000	Interest in $3,255,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,255,122,967 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2048 and the market value of those underlying securities was $3,320,225,426.	2,005,000,000
49,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $49,001,851 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $49,981,889.	49,000,000
500,000,000	Repurchase agreement 1.36%, dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $500,018,889 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2048 and the market value of those underlying securities was $510,019,267.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	40,542,023,600
	TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[3]	69,472,272,989
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(230,823,723)
	TOTAL NET ASSETS—100%	$69,241,449,266
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Semi-Annual Shareholder Report
16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.03%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.09%[5]	0.68%	0.42%[5]
Net investment income	0.04%[5]	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.20%[5]	0.58%	0.85%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,587	$5,259	$11
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.47%	0.13%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.18%	0.19%	0.11%	0.09%	0.17%
Net investment income	0.97%[3]	0.47%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.15%[3]	0.16%	0.15%	0.18%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,123,705	$26,390,917	$23,378,298	$13,982,870	$20,822,025	$20,861,776
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.23%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.42%	0.30%	0.11%	0.09%	0.17%
Net investment income	0.74%[3]	0.23%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.15%	0.27%	0.43%	0.44%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,020,132	$8,078,425	$7,620,524	$8,429,371	$7,659,830	$6,928,513
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
Period Ended (unaudited) 1/31/2018[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Distributions from net realized gain on investments	—
TOTAL DISTRIBUTIONS	(0.003)
Net Asset Value, End of Period	$1.00
Total Return[2]	0.27%
Ratios to Average Net Assets:
Net expenses	0.45%[3]
Net investment income	0.90%[3]
Expense waiver/reimbursement[4]	0.13%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,532
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to January 31, 2018.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.16%	0.03%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.84%[6]	0.60%	0.39%	0.14%[6]
Net investment income	0.32%[6]	0.03%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.38%	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$497,907	$474,014	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.05%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.05%[5]	0.59%	0.32%	0.14%[5]
Net investment income	0.09%[5]	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.19%[5]	0.64%	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$96,516	$203,670	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	0.36%	0.06%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.29%	0.25%	0.11%	0.09%	0.17%
Net investment income	0.86%[3]	0.38%	0.06%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.14%	0.18%	0.28%	0.29%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,211,597	$2,568,978	$995,373	$773,154	$951,188	$1,320,027
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.24%	0.09%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.56%	0.30%	0.12%	0.09%	0.17%
Net investment income	0.47%[3]	0.09%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.25%	0.54%	0.68%	0.69%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$578,482	$1,255,471	$1,080,216	$927,475	$738,550	$643,644
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.002	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.001	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.002)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.005)	(0.001)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.51%	0.51%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.14%	0.16%	0.14%[4]
Net investment income	1.01%[4]	0.52%	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,704,991	$27,271,620	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements	$40,542,023,600
Investment in securities	28,930,249,389
Investment in securities, at amortized cost and fair value		$69,472,272,989
Cash		1,341,906
Income receivable		32,784,799
Receivable for shares sold		59,667,823
TOTAL ASSETS		69,566,067,517
Liabilities:
Payable for investments purchased	232,000,000
Payable for shares redeemed	44,789,460
Income distribution payable	42,017,817
Payable to adviser (Note 4)	143,227
Payable for administrative fees (Note 4)	152,054
Payable for Directors'/Trustees' fees (Note 4)	69,828
Payable for distribution services fee (Note 4)	319,464
Payable for other service fees (Note 4)	3,434,820
Accrued expenses (Note 4)	1,691,581
TOTAL LIABILITIES		324,618,251
Net assets for 69,241,610,129 shares outstanding		$69,241,449,266
Net Assets Consist of:
Paid-in capital		$69,241,621,324
Accumulated net realized gain on investments		5,689
Distributions in excess of net investment income		(177,747)
TOTAL NET ASSETS		$69,241,449,266
Semi-Annual Shareholder Report
27

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$3,587,474 ÷ 3,587,479 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$24,123,704,680 ÷ 24,123,760,669 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$8,020,131,919 ÷ 8,020,150,565 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$4,531,597 ÷ 4,531,608 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$497,907,214 ÷ 497,908,371 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$96,516,408 ÷ 96,516,632 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,211,596,964 ÷ 3,211,604,455 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$578,481,615 ÷ 578,482,952 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$32,704,991,395 ÷ 32,705,067,398 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$410,400,497
Expenses:
Investment adviser fee (Note 4)		$70,874,360
Administrative fee (Note 4)		28,337,936
Custodian fees		1,090,080
Transfer agent fee (Note 2)		1,110,782
Directors'/Trustees' fees (Note 4)		311,002
Auditing fees		12,974
Legal fees		4,827
Portfolio accounting fees		145,566
Distribution services fee (Note 4)		2,154,467
Other service fees (Notes 2 and 4)		20,040,335
Share registration costs		141,440
Printing and postage		189,738
Miscellaneous (Note 4)		145,350
TOTAL EXPENSES		124,558,857
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(46,692,297)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,350,168)
TOTAL WAIVERS AND REIMBURSEMENTS		(49,042,465)
Net expenses			75,516,392
Net investment income			334,884,105
Net realized gain on investments			15,761
Change in net assets resulting from operations			$334,899,866
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$334,884,105	$304,563,902
Net realized gain on investments	15,761	334,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	334,899,866	304,898,491
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(731)	(453)
Institutional Shares	(126,918,485)	(128,673,589)
Service Shares	(30,125,492)	(19,584,315)
Administrative Shares	(3,842)	—
Cash II Shares	(787,237)	(160,703)
Cash Series Shares	(68,891)	(27,885)
Capital Shares	(12,202,655)	(9,593,966)
Trust Shares	(1,503,695)	(1,132,424)
Premier Shares	(163,299,374)	(145,568,208)
Distributions from net realized gain on investments
Class R Shares	(16)	(8)
Institutional Shares	(82,797)	(90,492)
Service Shares	(24,941)	(28,513)
Cash II Shares	(1,485)	(2,141)
Cash Series Shares	(628)	(1,289)
Capital Shares	(8,429)	(6,116)
Trust Shares	(3,659)	(3,880)
Premier Shares	(89,656)	(79,652)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(335,122,013)	(304,953,634)
Semi-Annual Shareholder Report
30

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Share Transactions:
Proceeds from sale of shares	232,880,297,669	439,615,871,169
Net asset value of shares issued to shareholders in payment of distributions declared	118,779,169	100,317,531
Cost of shares redeemed	(230,005,757,420)	(418,888,003,317)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,993,319,418	20,828,185,383
Change in net assets	2,993,097,271	20,828,130,240
Net Assets:
Beginning of period	66,248,351,995	45,420,221,755
End of period (including distributions in excess of net investment income of $(177,747) and $(151,450), respectively)	$69,241,449,266	$66,248,351,995
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
31

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective September 28, 2017, the Fund began offering Administrative Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service
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evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares,
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Trust Shares and Premier Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $49,042,465 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class R Shares	$5,168	$(291)
Institutional Shares	144,302	—
Service Shares	422,628	—
Administrative Shares	4	—
Cash II Shares	207,912	—
Cash Series Shares	84,674	(5,785)
Capital Shares	13,329	—
Trust Shares	79,606	—
Premier Shares	153,159	(1,337)
TOTAL	$1,110,782	$(7,413)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class R Shares	$4,571	$(329)	$(763)
Institutional Shares	$6,200,560	$(2,300,789)	$—
Service Shares	$10,093,665	$—	$—
Administrative Shares	$204	$—	$—
Cash II Shares	$616,206	$—	$—
Cash Series Shares	$200,045	$(81)	$(784)
Capital Shares	$2,124,058	$—	$—
Trust Shares	$801,026	$—	$—
TOTAL	$20,040,335	$(2,301,199)	$(1,547)
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For the six months ended January 31, 2018, the Fund's Premier Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,252,718	$3,252,718	10,915,401	$10,915,401
Shares issued to shareholders in payment of distributions declared	730	730	457	457
Shares redeemed	(4,924,650)	(4,924,650)	(5,668,590)	(5,668,590)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(1,671,202)	$(1,671,202)	5,247,268	$5,247,268
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	88,202,536,091	$88,202,536,091	161,165,703,441	$161,165,703,441
Shares issued to shareholders in payment of distributions declared	46,540,910	46,540,910	40,653,612	40,653,612
Shares redeemed	(90,516,208,541)	(90,516,208,541)	(158,193,702,980)	(158,193,702,980)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,267,131,540)	$(2,267,131,540)	3,012,654,073	$3,012,654,073

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,694,299,489	$12,694,299,489	28,390,446,434	$28,390,446,434
Shares issued to shareholders in payment of distributions declared	9,729,032	9,729,032	6,463,272	6,463,272
Shares redeemed	(12,762,295,291)	(12,762,295,291)	(27,938,997,062)	(27,938,997,062)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(58,266,770)	$(58,266,770)	457,912,644	$457,912,644

	Period Ended 1/31/2018[1]		Year Ended 7/31/2017
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	10,670,395	$10,670,395	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(6,138,787)	(6,138,787)	—	—
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	4,531,608	$4,531,608	—	$—

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	573,896,282	$573,896,282	1,242,614,602	$1,242,614,602
Shares issued to shareholders in payment of distributions declared	784,651	784,651	160,853	160,853
Shares redeemed	(550,785,703)	(550,785,703)	(1,379,077,945)	(1,379,077,945)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	23,895,230	$23,895,230	(136,302,490)	$(136,302,490)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	168,066,213	$168,066,213	809,751,238	$809,751,238
Shares issued to shareholders in payment of distributions declared	69,453	69,453	29,149	29,149
Shares redeemed	(275,288,681)	(275,288,681)	(956,388,259)	(956,388,259)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(107,153,015)	$(107,153,015)	(146,607,872)	$(146,607,872)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,168,750,643	$6,168,750,643	10,123,291,744	$10,123,291,744
Shares issued to shareholders in payment of distributions declared	6,707,683	6,707,683	5,076,287	5,076,287
Shares redeemed	(5,532,829,275)	(5,532,829,275)	(8,554,763,216)	(8,554,763,216)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	642,629,051	$642,629,051	1,573,604,815	$1,573,604,815

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	730,215,997	$730,215,997	3,154,933,856	$3,154,933,856
Shares issued to shareholders in payment of distributions declared	668,589	668,589	239,428	239,428
Shares redeemed	(1,407,871,635)	(1,407,871,635)	(2,979,916,574)	(2,979,916,574)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(676,987,049)	$(676,987,049)	175,256,710	$175,256,710
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	124,328,609,841	$124,328,609,841	234,718,214,453	$234,718,214,453
Shares issued to shareholders in payment of distributions declared	54,278,121	54,278,121	47,694,473	47,694,473
Shares redeemed	(118,949,414,857)	(118,949,414,857)	(218,879,488,691)	(218,879,488,691)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	5,433,473,105	$5,433,473,105	15,886,420,235	$15,886,420,235
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,993,319,418	$2,993,319,418	20,828,185,383	$20,828,185,383
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to January 31, 2018.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $46,692,297 of its fee and reimbursed $7,413 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$9,625	$—
Administrative Shares	1,020	—
Cash II Shares	862,689	—
Cash Series Shares	480,107	(40,009)
Trust Shares	801,026	—
TOTAL	$2,154,467	$(40,009)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $172,397 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $5,053 and reimbursed $2,301,199 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares and (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.30	$5.50
Institutional Shares	$1,000	$1,004.90	$0.91[2]
Service Shares	$1,000	$1,003.80	$2.07
Administrative Shares	$1,000	$1,002.70	$1.56[3]
Cash II Shares	$1,000	$1,001.60	$4.24
Cash Series Shares	$1,000	$1,000.50	$5.29
Capital Shares	$1,000	$1,004.30	$1.52
Trust Shares	$1,000	$1,002.40	$3.43
Premier Shares	$1,000	$1,005.10	$0.76
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,019.70	$5.55
Institutional Shares	$1,000	$1,024.30	$0.92[2]
Service Shares	$1,000	$1,023.10	$2.09
Administrative Shares	$1,000	$1,022.90	$2.29[3]
Cash II Shares	$1,000	$1,021.00	$4.28
Cash Series Shares	$1,000	$1,019.90	$5.35
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,021.80	$3.47
Premier Shares	$1,000	$1,024.45	$0.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	1.09%
Institutional Shares	0.18%
Service Shares	0.41%
Administrative Shares	0.45%
Cash II Shares	0.84%
Cash Series Shares	1.05%
Capital Shares	0.30%
Trust Shares	0.68%
Premier Shares	0.15%
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2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	“Actual” expense information for the Fund's Administrative Shares is for the period from September 28, 2017 (date of initial investment) to January 31, 2018. Actual expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by 126/365 (to reflect the date of initial investment to January 31, 2018). “Hypothetical” expense information for Administrative Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
Semi-Annual Shareholder Report
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance date with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report
48

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450196 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	77.5%
U.S. Treasury Securities	25.4%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	9.9%
8-30 Days	72.7%
31-90 Days	10.5%
91-180 Days	6.7%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—77.5%
$42,465,000		Federal Farm Credit System, 0.82% - 4.25%, 2/20/2018 - 9/15/2018	$42,409,243
717,000,000	[1]	Federal Farm Credit System Discount Notes, 1.08% - 1.80%, 2/21/2018 - 1/2/2019	714,075,495
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.109% (3-month USLIBOR -0.37%), 2/28/2018	49,998,297
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.408% (1-month USLIBOR -0.165%), 2/6/2018	99,998,153
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.421% (1-month USLIBOR -0.14%), 2/21/2018	99,998,984
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.446% (1-month USLIBOR -0.115%), 2/23/2018	99,998,003
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.448% (1-month USLIBOR -0.12%), 2/28/2018	49,997,409
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.449% (1-month USLIBOR -0.11%), 2/13/2018	149,999,993
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.467% (1-month USLIBOR -0.095%), 2/4/2018	49,998,884
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.481% (1-month USLIBOR -0.08%), 2/27/2018	49,996,033
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.489% (1-month USLIBOR -0.065%), 2/12/2018	24,998,508
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.514% (3-month USLIBOR -0.195%), 4/12/2018	9,997,570
10,330,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.576% (1-month USLIBOR +0.02%), 2/17/2018	10,329,406
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.594% (3-month USLIBOR -0.15%), 4/23/2018	50,000,000
14,790,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.598% (1-month USLIBOR +0.045%), 2/9/2018	14,790,089
15,190,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.651% (1-month USLIBOR +0.09%), 2/25/2018	15,192,286
31,570,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.721% (1-month USLIBOR +0.16%), 2/26/2018	31,577,731
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.749% (1-month USLIBOR +0.19%), 2/16/2018	5,019,873
90,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.81% (3-month USLIBOR +0.05%), 4/29/2018	90,179,043
3,000,000		Federal Home Loan Bank System, 1.00%, 4/30/2018	2,996,562
983,500,000	[1]	Federal Home Loan Bank System Discount Notes, 1.12% - 1.31%, 2/14/2018 - 3/12/2018	982,684,487
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.152% - 1.171% (3-month USLIBOR -0.245%), 2/8/2018 - 2/15/2018	$50,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.294% (3-month USLIBOR -0.16%), 2/24/2018	50,009,258
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.381% (1-month USLIBOR -0.18%), 2/26/2018	250,000,000
455,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.391% - 1.398% (1-month USLIBOR -0.17%), 2/1/2018 - 3/1/2018	455,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.399% (1-month USLIBOR -0.16%), 2/16/2018	100,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.402% (1-month USLIBOR -0.155%), 2/5/2018	150,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.409% (1-month USLIBOR -0.145%), 2/12/2018	100,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.409% - 1.412% (1-month USLIBOR -0.15%), 2/2/2018 - 2/16/2018	149,999,998
139,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.414% - 1.419% (1-month USLIBOR -0.14%), 2/6/2018 - 2/16/2018	139,399,026
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.424% (1-month USLIBOR -0.135%), 2/15/2018	50,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% (1-month USLIBOR -0.125%), 2/25/2018	149,990,519
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.439% (1-month USLIBOR -0.12%), 2/16/2018	42,500,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.469% (1-month USLIBOR -0.085%), 2/12/2018	50,006,144
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.523% (1-month USLIBOR -0.045%), 2/1/2018	29,998,709
344,040,000	[1]	Tennessee Valley Authority Discount Notes, 1.30% - 1.35%, 2/6/2018 - 2/27/2018	343,797,210
		TOTAL GOVERNMENT AGENCIES	4,754,936,913
		U.S. TREASURY—25.4%
168,000,000		United States Treasury Bills, 1.255% - 1.26%, 2/1/2018	168,000,000
287,500,000		United States Treasury Bills, 1.27% - 1.28%, 2/8/2018	287,428,736
200,000,000		United States Treasury Bills, 1.29%, 2/15/2018	199,899,667
104,000,000		United States Treasury Bills, 1.295%, 2/22/2018	103,921,437
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.50% (91-day T-Bill +0.07%), 2/6/2018	49,994,347
124,000,000		United States Treasury Notes, 0.75%, 4/30/2018	123,848,071
187,000,000		United States Treasury Notes, 1.00%, 2/15/2018	186,979,303
88,000,000		United States Treasury Notes, 1.00%, 5/15/2018	87,948,887
184,000,000		United States Treasury Notes, 1.00%, 5/31/2018	183,861,619
Semi-Annual Shareholder Report
4

Principal Amount		Value
	U.S. TREASURY—continued
$170,000,000	United States Treasury Notes, 2.75%, 2/28/2018	$170,185,855
	TOTAL U.S. TREASURY	1,562,067,922
	TOTAL INVESTMENT IN SECURITIES—102.9% (AT AMORTIZED COST)[3]	6,317,004,835
	OTHER ASSETS AND LIABILITIES - NET—(2.9)%[4]	(180,236,345)
	TOTAL NET ASSETS—100%	$6,136,768,490
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.33%	0.14%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.51%[5,6]	0.50%[5]	0.37%[5]	0.09%[6]
Net investment income	0.65%[6]	0.14%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.09%[6]	0.11%	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$200,823	$177,555	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.51% for the six months ended January 31, 2018, and 0.50% and 0.37% for the years ended July 31, 2017 and 2016, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	0.44%	0.13%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.19%	0.09%	0.08%	0.13%
Net investment income	0.94%[4]	0.43%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.10%	0.20%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,071,999	$3,074,463	$2,861,313	$2,672,599	$2,849,186	$3,132,447
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended January 31, 2018, and 0.20%, 0.19%, 0.09%, 0.08% and 0.13% for the years ended July 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.002	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.35%	0.19%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.45%	0.30%	0.09%	0.08%	0.12%
Net investment income	0.70%[4]	0.20%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.24%	0.45%	0.46%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,863,947	$3,010,073	$2,693,327	$2,626,353	$2,577,908	$2,460,585
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.45% for the six months ended January 31, 2018, and 0.45%, 0.30%, 0.09%, 0.08% and 0.12% for the years ended July 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$6,317,004,835
Income receivable		5,265,305
Receivable for shares sold		9,339
TOTAL ASSETS		6,322,279,479
Liabilities:
Payable for investments purchased	$179,998,153
Income distribution payable	4,174,860
Payable for shares redeemed	395,724
Due to broker	48,249
Payable for other service fees (Notes 2 and 4)	639,028
Payable for investment adviser fee (Note 4)	18,773
Payable for administrative fee (Note 4)	13,483
Payable for Directors'/Trustees' fees (Note 4)	5,832
Accrued expenses (Note 4)	216,887
TOTAL LIABILITIES		185,510,989
Net assets for 6,136,733,402 shares outstanding		$6,136,768,490
Net Assets Consists of:
Paid-in capital		$6,136,742,780
Accumulated net realized gain on investments		25,710
TOTAL NET ASSETS		$6,136,768,490
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$200,823,254 ÷ 200,822,239 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,071,998,615 ÷ 3,071,978,869 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,863,946,621 ÷ 2,863,932,294 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$34,929,926
Expenses:
Investment adviser fee (Note 4)		$6,074,832
Administrative fee (Note 4)		2,428,667
Custodian fees		100,151
Transfer agent fees (Note 2)		101,955
Directors'/Trustees' fees (Note 4)		29,025
Auditing fees		11,669
Legal fees		4,846
Other service fees (Notes 2 and 4)		3,854,177
Portfolio accounting fees		91,374
Share registration costs		46,466
Printing and postage		16,595
Miscellaneous (Note 4)		45,110
TOTAL EXPENSES		12,804,867
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,676,039)
Reduction of custodian fees (Note 5)	(1,217)
TOTAL WAIVER AND REDUCTION		(2,677,256)
Net expenses			10,127,611
Net investment income			24,802,315
Net realized gain on investments			47,723
Change in net assets resulting from operations			$24,850,038
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,802,315	$19,632,770
Net realized gain on investments	47,723	169,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,850,038	19,801,791
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(555,916)	(267,496)
Institutional Shares	(14,112,567)	(13,834,245)
Service Shares	(10,133,353)	(5,531,508)
Distributions from net realized gain on investments
Automated Shares	(3,042)	(6,145)
Institutional Shares	(54,119)	(102,144)
Service Shares	(52,346)	(81,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,911,343)	(19,822,585)
Share Transactions:
Proceeds from sale of shares	9,671,946,829	20,872,097,048
Net asset value of shares issued to shareholders in payment of distributions declared	5,433,023	3,664,143
Cost of shares redeemed	(9,802,642,107)	(20,359,225,063)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(125,262,255)	516,536,128
Change in net assets	(125,323,560)	516,515,334
Net Assets:
Beginning of period	6,262,092,050	5,745,576,716
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(479), respectively)	$6,136,768,490	$6,262,092,050
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes.
The detail of the total fund expense waiver and reduction of $2,677,256 is disclosed in various locations in Note 4 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$ 25,104
Institutional Shares	24,425
Service Shares	52,426
TOTAL	$101,955
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$209,649
Service Shares	3,644,528
TOTAL	$3,854,177
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For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	163,621,643	$163,621,643	511,343,186	$511,343,186
Shares issued to shareholders in payment of distributions declared	612,501	612,501	149,580	149,580
Shares redeemed	(140,965,475)	(140,965,475)	(524,872,179)	(524,872,179)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	23,268,669	$23,268,669	(13,379,413)	$(13,379,413)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,784,910,051	$4,784,910,051	12,406,673,678	$12,406,673,678
Shares issued to shareholders in payment of distributions declared	4,066,031	4,066,031	3,308,303	3,308,303
Shares redeemed	(4,791,406,394)	(4,791,406,394)	(12,196,823,081)	(12,196,823,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,430,312)	$(2,430,312)	213,158,900	$213,158,900

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,723,415,135	$4,723,415,135	7,954,080,184	$7,954,080,184
Shares issued to shareholders in payment of distributions declared	754,491	754,491	206,260	206,260
Shares redeemed	(4,870,270,238)	(4,870,270,238)	(7,637,529,803)	(7,637,529,803)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(146,100,612)	$(146,100,612)	316,756,641	$316,756,641
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(125,262,255)	$(125,262,255)	516,536,128	$516,536,128
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $2,676,039 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $415 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $493,008,699 and $990,971,731, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2018, the Fund's expenses were reduced by $1,217 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,003.30	$2.58
Institutional Shares	$1,000	$1,004.80	$1.01
Service Shares	$1,000	$1,003.50	$2.27
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.63	$2.60
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.94	$2.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.51%
Institutional Shares	0.20%
Service Shares	0.45%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the
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incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report
23

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report
24

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
27

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Institutional | GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	77.5%
U.S. Treasury Securities	25.4%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	9.9%
8-30 Days	72.7%
31-90 Days	10.5%
91-180 Days	6.7%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	(2.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—77.5%
$42,465,000		Federal Farm Credit System, 0.82% - 4.25%, 2/20/2018 - 9/15/2018	$42,409,243
717,000,000	[1]	Federal Farm Credit System Discount Notes, 1.08% - 1.80%, 2/21/2018 - 1/2/2019	714,075,495
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.109% (3-month USLIBOR -0.37%), 2/28/2018	49,998,297
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.408% (1-month USLIBOR -0.165%), 2/6/2018	99,998,153
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.421% (1-month USLIBOR -0.14%), 2/21/2018	99,998,984
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.446% (1-month USLIBOR -0.115%), 2/23/2018	99,998,003
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.448% (1-month USLIBOR -0.12%), 2/28/2018	49,997,409
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.449% (1-month USLIBOR -0.11%), 2/13/2018	149,999,993
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.467% (1-month USLIBOR -0.095%), 2/4/2018	49,998,884
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.481% (1-month USLIBOR -0.08%), 2/27/2018	49,996,033
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.489% (1-month USLIBOR -0.065%), 2/12/2018	24,998,508
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.514% (3-month USLIBOR -0.195%), 4/12/2018	9,997,570
10,330,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.576% (1-month USLIBOR +0.02%), 2/17/2018	10,329,406
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.594% (3-month USLIBOR -0.15%), 4/23/2018	50,000,000
14,790,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.598% (1-month USLIBOR +0.045%), 2/9/2018	14,790,089
15,190,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.651% (1-month USLIBOR +0.09%), 2/25/2018	15,192,286
31,570,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.721% (1-month USLIBOR +0.16%), 2/26/2018	31,577,731
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.749% (1-month USLIBOR +0.19%), 2/16/2018	5,019,873
90,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.81% (3-month USLIBOR +0.05%), 4/29/2018	90,179,043
3,000,000		Federal Home Loan Bank System, 1.00%, 4/30/2018	2,996,562
983,500,000	[1]	Federal Home Loan Bank System Discount Notes, 1.12% - 1.31%, 2/14/2018 - 3/12/2018	982,684,487
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.152% - 1.171% (3-month USLIBOR -0.245%), 2/8/2018 - 2/15/2018	$50,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.294% (3-month USLIBOR -0.16%), 2/24/2018	50,009,258
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.381% (1-month USLIBOR -0.18%), 2/26/2018	250,000,000
455,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.391% - 1.398% (1-month USLIBOR -0.17%), 2/1/2018 - 3/1/2018	455,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.399% (1-month USLIBOR -0.16%), 2/16/2018	100,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.402% (1-month USLIBOR -0.155%), 2/5/2018	150,000,000
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.409% (1-month USLIBOR -0.145%), 2/12/2018	100,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.409% - 1.412% (1-month USLIBOR -0.15%), 2/2/2018 - 2/16/2018	149,999,998
139,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.414% - 1.419% (1-month USLIBOR -0.14%), 2/6/2018 - 2/16/2018	139,399,026
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.424% (1-month USLIBOR -0.135%), 2/15/2018	50,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.436% (1-month USLIBOR -0.125%), 2/25/2018	149,990,519
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.439% (1-month USLIBOR -0.12%), 2/16/2018	42,500,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.469% (1-month USLIBOR -0.085%), 2/12/2018	50,006,144
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.523% (1-month USLIBOR -0.045%), 2/1/2018	29,998,709
344,040,000	[1]	Tennessee Valley Authority Discount Notes, 1.30% - 1.35%, 2/6/2018 - 2/27/2018	343,797,210
		TOTAL GOVERNMENT AGENCIES	4,754,936,913
		U.S. TREASURY—25.4%
168,000,000		United States Treasury Bills, 1.255% - 1.26%, 2/1/2018	168,000,000
287,500,000		United States Treasury Bills, 1.27% - 1.28%, 2/8/2018	287,428,736
200,000,000		United States Treasury Bills, 1.29%, 2/15/2018	199,899,667
104,000,000		United States Treasury Bills, 1.295%, 2/22/2018	103,921,437
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.50% (91-day T-Bill +0.07%), 2/6/2018	49,994,347
124,000,000		United States Treasury Notes, 0.75%, 4/30/2018	123,848,071
187,000,000		United States Treasury Notes, 1.00%, 2/15/2018	186,979,303
88,000,000		United States Treasury Notes, 1.00%, 5/15/2018	87,948,887
184,000,000		United States Treasury Notes, 1.00%, 5/31/2018	183,861,619
Semi-Annual Shareholder Report
4

Principal Amount		Value
	U.S. TREASURY—continued
$170,000,000	United States Treasury Notes, 2.75%, 2/28/2018	$170,185,855
	TOTAL U.S. TREASURY	1,562,067,922
	TOTAL INVESTMENT IN SECURITIES—102.9% (AT AMORTIZED COST)[3]	6,317,004,835
	OTHER ASSETS AND LIABILITIES - NET—(2.9)%[4]	(180,236,345)
	TOTAL NET ASSETS—100%	$6,136,768,490
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	0.44%	0.13%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.19%	0.09%	0.08%	0.13%
Net investment income	0.94%[4]	0.43%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.10%	0.20%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,071,999	$3,074,463	$2,861,313	$2,672,599	$2,849,186	$3,132,447
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended January 31, 2018, and 0.20%, 0.19%, 0.09%, 0.08% and 0.13% for the years ended July 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$6,317,004,835
Income receivable		5,265,305
Receivable for shares sold		9,339
TOTAL ASSETS		6,322,279,479
Liabilities:
Payable for investments purchased	$179,998,153
Income distribution payable	4,174,860
Payable for shares redeemed	395,724
Due to broker	48,249
Payable for other service fees (Notes 2 and 4)	639,028
Payable for investment adviser fee (Note 4)	18,773
Payable for administrative fee (Note 4)	13,483
Payable for Directors'/Trustees' fees (Note 4)	5,832
Accrued expenses (Note 4)	216,887
TOTAL LIABILITIES		185,510,989
Net assets for 6,136,733,402 shares outstanding		$6,136,768,490
Net Assets Consists of:
Paid-in capital		$6,136,742,780
Accumulated net realized gain on investments		25,710
TOTAL NET ASSETS		$6,136,768,490
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$200,823,254 ÷ 200,822,239 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,071,998,615 ÷ 3,071,978,869 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,863,946,621 ÷ 2,863,932,294 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$34,929,926
Expenses:
Investment adviser fee (Note 4)		$6,074,832
Administrative fee (Note 4)		2,428,667
Custodian fees		100,151
Transfer agent fees (Note 2)		101,955
Directors'/Trustees' fees (Note 4)		29,025
Auditing fees		11,669
Legal fees		4,846
Other service fees (Notes 2 and 4)		3,854,177
Portfolio accounting fees		91,374
Share registration costs		46,466
Printing and postage		16,595
Miscellaneous (Note 4)		45,110
TOTAL EXPENSES		12,804,867
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,676,039)
Reduction of custodian fees (Note 5)	(1,217)
TOTAL WAIVER AND REDUCTION		(2,677,256)
Net expenses			10,127,611
Net investment income			24,802,315
Net realized gain on investments			47,723
Change in net assets resulting from operations			$24,850,038
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,802,315	$19,632,770
Net realized gain on investments	47,723	169,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,850,038	19,801,791
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(555,916)	(267,496)
Institutional Shares	(14,112,567)	(13,834,245)
Service Shares	(10,133,353)	(5,531,508)
Distributions from net realized gain on investments
Automated Shares	(3,042)	(6,145)
Institutional Shares	(54,119)	(102,144)
Service Shares	(52,346)	(81,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,911,343)	(19,822,585)
Share Transactions:
Proceeds from sale of shares	9,671,946,829	20,872,097,048
Net asset value of shares issued to shareholders in payment of distributions declared	5,433,023	3,664,143
Cost of shares redeemed	(9,802,642,107)	(20,359,225,063)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(125,262,255)	516,536,128
Change in net assets	(125,323,560)	516,515,334
Net Assets:
Beginning of period	6,262,092,050	5,745,576,716
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(479), respectively)	$6,136,768,490	$6,262,092,050
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. The financial highlights of the Automated Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and
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valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes.
The detail of the total fund expense waiver and reduction of $2,677,256 is disclosed in various locations in Note 4 and Note 5. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$ 25,104
Institutional Shares	24,425
Service Shares	52,426
TOTAL	$101,955
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$209,649
Service Shares	3,644,528
TOTAL	$3,854,177
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For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	163,621,643	$163,621,643	511,343,186	$511,343,186
Shares issued to shareholders in payment of distributions declared	612,501	612,501	149,580	149,580
Shares redeemed	(140,965,475)	(140,965,475)	(524,872,179)	(524,872,179)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	23,268,669	$23,268,669	(13,379,413)	$(13,379,413)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,784,910,051	$4,784,910,051	12,406,673,678	$12,406,673,678
Shares issued to shareholders in payment of distributions declared	4,066,031	4,066,031	3,308,303	3,308,303
Shares redeemed	(4,791,406,394)	(4,791,406,394)	(12,196,823,081)	(12,196,823,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,430,312)	$(2,430,312)	213,158,900	$213,158,900

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,723,415,135	$4,723,415,135	7,954,080,184	$7,954,080,184
Shares issued to shareholders in payment of distributions declared	754,491	754,491	206,260	206,260
Shares redeemed	(4,870,270,238)	(4,870,270,238)	(7,637,529,803)	(7,637,529,803)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(146,100,612)	$(146,100,612)	316,756,641	$316,756,641
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(125,262,255)	$(125,262,255)	516,536,128	$516,536,128
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $2,676,039 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $415 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $493,008,699 and $990,971,731, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2018, the Fund's expenses were reduced by $1,217 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,004.80	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the
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incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
25

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Institutional Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	45.4%
Variable Rate Instruments	27.1%
Other Repurchase Agreements and Repurchase Agreements	18.5%
Certificates of Deposit	5.5%
Time Deposit	3.6%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.8%[4]
8-30 Days	23.5%
31-90 Days	29.2%
91-180 Days	6.8%
181 Days or more	4.8%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.5%
		Finance - Banking—5.5%
$1,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	$1,496,362
3,000,000		Credit Industriel et Commercial, 1.430%, 2/7/2018	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $4,500,000)	4,496,362
	[1]	COMMERCIAL PAPER—45.4%
		Aerospace/Auto—2.1%
1,800,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 1.681%, 7/20/2018	1,784,420
		Finance - Banking—10.1%
2,900,000		Bank of Nova Scotia, Toronto, 1.497% - 1.501%, 4/27/2018 - 5/23/2018	2,887,223
500,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.000%, 10/9/2018	492,916
2,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.607%, 3/22/2018	1,995,644
3,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.450%, 2/1/2018 - 2/7/2018	2,999,517
		TOTAL	8,375,300
		Finance - Retail—18.7%
3,000,000		Barton Capital S.A., 1.644%, 3/14/2018	2,994,397
3,000,000		CHARTA, LLC, 1.758%, 3/20/2018	2,993,146
800,000		CRC Funding, LLC, 1.516% - 1.526%, 2/21/2018 - 2/28/2018	799,238
3,200,000		Fairway Finance Co. LLC, 1.485% - 1.606%, 2/15/2018 - 3/7/2018	3,196,755
2,500,000		Starbird Funding Corp., 1.506% - 1.758%, 2/20/2018 - 4/9/2018	2,496,809
3,000,000		Thunder Bay Funding, LLC, 1.715% - 1.776%, 6/5/2018 - 6/15/2018	2,979,891
		TOTAL	15,460,236
		Finance - Securities—6.4%
3,300,000		Anglesea Funding LLC, 1.440% - 1.840%, 2/21/2018 - 4/16/2018	3,291,895
2,000,000		Collateralized Commercial Paper Co. LLC, 1.763% - 1.917%, 8/6/2018 - 9/7/2018	1,977,496
		TOTAL	5,269,391
		Sovereign—8.1%
3,000,000		Caisse des Depots et Consignations (CDC), 1.526% - 1.809%, 3/2/2018 - 3/27/2018	2,994,113
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$3,700,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.526% - 1.807%, 3/1/2018 - 4/14/2018	$3,691,847
		TOTAL	6,685,960
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $37,582,096)	37,575,307
	[2]	NOTES - VARIABLE—27.1%
		Finance - Banking—25.9%
3,000,000		Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.761% (1-month USLIBOR +0.200%), 2/22/2018	3,000,000
300,000		Canadian Imperial Bank of Commerce, 1.796% (1-month USLIBOR +0.240%), 2/19/2018	300,009
2,500,000		Canadian Imperial Bank of Commerce, 1.999% (1-month USLIBOR +0.440%), 2/14/2018	2,500,000
1,300,000		Commonwealth Bank of Australia, 1.749% (1-month USLIBOR +0.190%), 2/14/2018	1,299,900
3,270,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, Weekly VRDN, (Northern Trust Co., Chicago, IL LOC), 1.530%, 2/1/2018	3,270,000
500,000		Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 1.904% (1-month USLIBOR +0.350%), 2/12/2018	499,449
1,000,000		Royal Bank of Canada, 1.812% (1-month USLIBOR +0.250%), 2/5/2018	1,000,032
2,000,000		Royal Bank of Canada, 1.844% (3-month USLIBOR +0.150%), 4/3/2018	2,001,589
1,000,000		Toronto Dominion Bank, 1.798% (1-month USLIBOR +0.230%), 2/1/2018	999,884
1,000,000		Toronto Dominion Bank, 1.798% (1-month USLIBOR +0.230%), 2/28/2018	999,880
500,000		Wells Fargo Bank, N.A., 1.854% (3-month USLIBOR +0.150%), 4/9/2018	500,323
3,000,000		Wells Fargo Bank, N.A., 2.019% (1-month USLIBOR +0.460%), 2/13/2018	3,000,000
2,000,000		Westpac Banking Corp. Ltd., Sydney, 1.833% (3-month USLIBOR +0.140%), 3/29/2018	2,000,000
		TOTAL	21,371,066
		Finance - Securities—1.2%
500,000		Anglesea Funding LLC, 1.833% (1-month USLIBOR +0.280%), 2/9/2018	500,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$500,000		Collateralized Commercial Paper II Co. LLC, 1.895% (3-month USLIBOR +0.200%), 3/28/2018	$500,412
		TOTAL	1,000,412
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $22,369,919)	22,371,478
		TIME DEPOSIT—3.6%
		Finance - Banking—3.6%
3,000,000		ABN Amro Bank NV, 1.460%, 2/6/2018 (IDENTIFIED COST $3,000,000)	3,000,000
		OTHER REPURCHASE AGREEMENTS—13.7%
		Finance - Banking—13.7%
2,000,000		BMO Capital Markets Corp., 1.520%, dated 1/31/2018, interest in a $65,000,000 collateralized loan agreement will repurchase securities provided as collateral for $65,002,744 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $66,303,613 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
3,000,000		BNP Paribas SA, 1.550%, dated 1/31/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,007,535 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes and municipal bonds with a market value of $178,507,686 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
3,000,000		Citigroup Global Markets, Inc., 1.62%, dated 1/31/2018, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,007,650 on 2/1/2018, in which american depositary receipt and exchange traded fund with a market value of $173,407,824 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000
1,300,000		MUFG Securities Americas, Inc., 1.620%, dated 1/31/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,009,000 on 2/1/2018, in which corporate bonds, medium-term notes, convertible bonds, american depository receipts, unit trust and municipal bonds, with a market value of $204,009,181 have been received as collateral and held with BNY Mellon as tri-party agent.	1,300,000
2,000,000		MUFG Securities Americas, Inc., 1.630%, dated 1/17/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,135,833 on 2/1/2018, in which corporate bonds, medium-term notes, convertible bonds, american depository receipts, unit trust and municipal bonds, with a market value of $204,139,178 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $11,300,000)	11,300,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENT—4.8%
	Finance - Banking—4.8%
$4,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138 (IDENTIFIED COST $4,000,000)	$4,000,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $82,752,015)[3]	82,743,147
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(44,803)
	TOTAL NET ASSETS—100%	$82,698,344
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDN	—Variable Rate Demand Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014[1,2]	2013[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0068	0.0067	0.003	0.001	0.001	0.001
Net realized gain (loss) on investments	(0.0006)	0.0001	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0062	0.0068	0.003	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0069)	(0.0067)	(0.003)	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.0000)[4]	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0069)	(0.0067)	(0.003)	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$0.9994	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.61%	0.68%	0.33%	0.11%	0.05%	0.13%
Ratios to Average Net Assets:
Net expenses	0.15%[6]	0.15%	0.16%	0.15%	0.20%[7]	0.20%
Net investment income	1.28%[6]	0.43%	0.36%	0.11%	0.05%	0.14%
Expense waiver/reimbursement[8]	0.73%[6]	0.18%	0.14%	0.14%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,203	$59,661	$7,243,840	$4,055,957	$461,278	$695,138
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Institutional Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014[1,2]	2013[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0057	0.0043	0.001	0.000[3]	0.000[3]	0.000[3]
Net realized gain (loss) on investments	(0.0008)	0.0000[4]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0049	0.0043	0.001	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0056)	(0.0042)	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.0000)[4]	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0056)	(0.0042)	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$0.9994	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.48%	0.43%	0.11%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%[6]	0.40%	0.37%	0.25%	0.25%[7]	0.33%
Net investment income	1.00%[6]	0.18%	0.11%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[8]	0.74%[6]	0.16%	0.17%	0.30%	0.31%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$407	$1,017	$156,150	$143,823	$359,164	$863,455
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014[1,2]	2013[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0063	0.0058	0.002	0.000[3]	0.000[3]	0.000[3]
Net realized gain (loss) on investments	(0.0006)	(0.0000)[4]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0057	0.0058	0.002	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0064)	(0.0057)	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.0000)[4]	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0064)	(0.0057)	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$0.9994	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.56%	0.58%	0.23%	0.02%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.25%[6]	0.25%	0.26%	0.25%	0.25%[7]	0.29%
Net investment income	1.17%[6]	0.28%	0.18%	0.02%	0.01%	0.04%
Expense waiver/reimbursement[8]	0.73%[6]	0.21%	0.14%	0.15%	0.51%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$173	$172	$8,350	$105,175	$34,502	$348,153
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0058	0.0044	0.001	0.000[2]	—
Net realized gain (loss) on investments	(0.0006)	0.0001	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0052	0.0045	0.001	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.0059)	(0.0044)	(0.001)	(0.000)[2]	—
Distributions from net realized gain on investments	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0059)	(0.0044)	(0.001)	(0.000)[2]	—
Net Asset Value, End of Period	$0.9994	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	0.51%	0.46%	0.12%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.35%[5]	0.38%	0.37%	0.25%	0.23%[5]
Net investment income	1.07%[5]	0.43%	0.11%	0.01%	0.00%[5]
Expense waiver/reimbursement[6]	0.73%[5]	0.34%	0.17%	0.30%	0.51%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,915	$7,418	$12,520	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$15,300,000
Investment in securities	67,443,147
Total investment in securities, at value (identified cost $82,752,015)		$82,743,147
Cash		100,371
Income receivable		35,023
TOTAL ASSETS		82,878,541
Liabilities:
Income distribution payable	13,379
Payable to adviser (Note 5)	1,185
Payable for administrative fees (Note 5)	182
Payable for custodian fees	8,890
Payable for transfer agent fee	42,474
Payable for Directors'/Trustees' fees (Note 5)	928
Payable for auditing fees	10,523
Payable for portfolio accounting fees	65,677
Payable for other service fees (Note 5)	6,993
Payable for share registration costs	20,634
Payable for insurance premiums	5,051
Accrued expenses (Note 5)	4,281
TOTAL LIABILITIES		180,197
Net assets for 82,746,422 shares outstanding		$82,698,344
Net Assets Consist of:
Paid-in capital		$82,707,010
Net unrealized depreciation of investments		(8,868)
Accumulated net realized gain on investments		172
Undistributed net investment income		30
TOTAL NET ASSETS		$82,698,344
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$75,203,477 ÷ 75,247,278 shares outstanding, no par value, unlimited shares authorized	$0.9994
Service Shares:
$407,263 ÷ 407,488 shares outstanding, no par value, unlimited shares authorized	$0.9994
Capital Shares:
$172,760 ÷ 172,861 shares outstanding, no par value, unlimited shares authorized	$0.9994
Eagle Shares:
$6,914,844 ÷ 6,918,795 shares outstanding, no par value, unlimited shares authorized	$0.9994
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$598,338
Expenses:
Investment adviser fee (Note 5)		$83,591
Administrative fee (Note 5)		33,423
Custodian fees		3,973
Transfer agent fee		82,626
Directors'/Trustees' fees (Note 5)		1,423
Auditing fees		10,523
Legal fees		4,757
Portfolio accounting fees		66,677
Other service fees (Notes 2 and 5)		8,015
Share registration costs		40,122
Printing and postage		8,205
Miscellaneous (Note 5)		33,994
TOTAL EXPENSES		377,329
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(83,591)
Reimbursement of other operating expenses	(220,981)
TOTAL WAIVER AND REIMBURSEMENT		(304,572)
Net expenses			72,757
Net investment income			525,581
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			173
Net change in unrealized appreciation of investments			(26,355)
Change in net assets resulting from operations			$499,399
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$525,581	$4,999,076
Net realized gain on investments	173	37,487
Net change in unrealized appreciation/depreciation of investments	(26,355)	17,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	499,399	5,054,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(483,308)	(4,943,539)
Service Shares	(3,608)	(19,778)
Capital Shares	(1,019)	(9,467)
Eagle Shares	(37,645)	(34,224)
Distributions from net realized gain on investments
Institutional Shares	(25,429)	(12,045)
Service Shares	(281)	(79)
Capital Shares	(60)	(108)
Eagle Shares	(2,451)	(109)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(553,801)	(5,019,349)
Share Transactions:
Proceeds from sale of shares	107,443,725	5,177,209,825
Net asset value of shares issued to shareholders in payment of distributions declared	463,573	3,022,147
Cost of shares redeemed	(93,423,830)	(12,532,856,834)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,483,468	(7,352,624,862)
Change in net assets	14,429,066	(7,352,590,161)
Net Assets:
Beginning of period	68,269,278	7,420,859,439
End of period (including undistributed net investment income of $30 and $29, respectively)	$82,698,344	$68,269,278
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or
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dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $304,572 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$901
Capital Shares	87
Eagle Shares	7,027
TOTAL	$8,015
For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,463,132	$103,433,147	5,154,737,315	$5,154,782,316
Shares issued to shareholders in payment of distributions declared	423,473	423,322	2,980,797	2,980,861
Shares redeemed	(88,294,559)	(88,265,375)	(12,341,892,006)	(12,341,975,611)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,592,046	$15,591,094	(7,184,173,894)	$(7,184,212,434)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,538,481	$3,537,702	19,847,107	$19,847,710
Shares issued to shareholders in payment of distributions declared	116	116	194	193
Shares redeemed	(4,148,258)	(4,147,305)	(174,979,504)	(174,980,118)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(609,661)	$(609,487)	(155,132,203)	$(155,132,215)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	808,351	$808,351
Shares issued to shareholders in payment of distributions declared	1,080	1,079	7,789	7,788
Shares redeemed	(277)	(277)	(8,994,321)	(8,994,321)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	803	$802	(8,178,181)	$(8,178,182)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	473,156	$472,876	1,771,440	$1,771,448
Shares issued to shareholders in payment of distributions declared	39,069	39,056	33,301	33,305
Shares redeemed	(1,011,140)	(1,010,873)	(6,906,719)	(6,906,784)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(498,915)	$(498,941)	(5,101,978)	$(5,102,031)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	14,484,273	$14,483,468	(7,352,586,256)	$(7,352,624,862)
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $82,752,015. The net unrealized depreciation of investments for federal tax purposes was $8,868. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,504.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $83,591 of its fee and voluntarily reimbursed $220,981 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $8,131 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,006.10	$0.76
Service Shares	$1,000	$1,004.80	$2.02
Capital Shares	$1,000	$1,005.60	$1.26
Eagle Shares	$1,000	$1,005.10	$1.77[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.77
Service Shares	$1,000	$1,023.20	$2.04
Capital Shares	$1,000	$1,023.90	$1.28
Eagle Shares	$1,000	$1,023.40	$1.79[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.
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Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
Semi-Annual Shareholder Report
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report
29

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Automated* | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX
* formerly, Trust Shares

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

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1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.9%
Municipal Notes	17.0%
Commercial Paper	5.1%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.7%
8-30 Days	4.2%
31-90 Days	11.1%
91-180 Days	7.1%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.0%
		Alabama—5.8%
$2,450,000		Alabama HFA MFH (Park Towne Villas Ltd.), (2000 Series C: Parktowne Apartments) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.290%, 2/1/2018	$2,450,000
3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	3,470,000
1,450,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	1,450,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.220%, 2/1/2018	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.350%, 2/1/2018	15,000,000
13,650,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.290%, 2/1/2018	13,650,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 1.290%, 2/1/2018	10,000,000
130,000		Tallassee, AL IDB (Milstead Farm Group, Inc.), (Series 1998) Weekly VRDNs (FHLB of Atlanta LOC), 1.520%, 2/1/2018	130,000
32,500,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.240%, 2/1/2018	32,500,000
		TOTAL	128,650,000
		Arizona—0.9%
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.250%, 2/1/2018	7,221,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.320%, 2/1/2018	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.270%, 2/1/2018	6,750,000
		TOTAL	19,581,000
		California—8.4%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.310%, 2/1/2018	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.320%, 2/1/2018	23,745,000
2,335,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.310%, 2/1/2018	2,335,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	2,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,185,000		California PCFA (Carlos Echeverria and Sons Dairy), (Series 2002) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	$3,185,000
2,230,000		California PCFA (Metropolitan Recycling LLC), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.340%, 2/7/2018	2,230,000
950,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.340%, 2/7/2018	950,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.290%, 2/1/2018	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/7/2018	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.290%, 2/1/2018	2,940,000
5,000,000		California PCFA (Western Sky Dairy), (Series 2001A) Weekly VRDNs (Bank of America N.A. LOC), 1.290%, 2/1/2018	5,000,000
1,600,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.260%, 2/1/2018	1,600,000
46,090,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.240%, 2/1/2018	46,090,000
6,200,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 1.130%, 2/1/2018	6,200,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	19,500,000
19,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	19,000,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	5,685,000
1,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.230%, 2/1/2018	1,585,000
		TOTAL	185,585,000
		Colorado—1.4%
7,425,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/19/2018	7,425,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	$3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.360%, 2/1/2018	4,615,000
1,700,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.310%, 2/1/2018	1,700,000
1,810,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.410%, 2/1/2018	1,810,000
11,175,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	11,175,000
		TOTAL	30,025,000
		Connecticut—0.9%
2,625,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.190%, 2/1/2018	2,625,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 1.210%, 2/1/2018	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	11,500,000
		TOTAL	19,125,000
		District of Columbia—0.2%
4,770,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,770,000
		Florida—7.1%
18,840,000		Central Florida Expressway Authority, Series 2018-004 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	18,840,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.00% CP, Mandatory Tender 2/5/2018	10,000,000
4,980,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	4,980,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/22/2018	3,650,000
5,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 3/8/2018	5,000,000
11,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 1.37% CP, Mandatory Tender 3/8/2018	11,000,000
25,500,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 1.160%, 2/1/2018	25,500,000
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$8,250,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.310%, 2/1/2018	$8,250,000
5,575,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.250%, 2/7/2018	5,575,000
14,700,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.100%, 2/1/2018	14,700,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.310%, 2/1/2018	10,000,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.110%, 2/7/2018	1,750,000
6,000,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	6,000,000
1,935,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.250%, 2/1/2018	1,935,000
17,250,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.100%, 2/1/2018	17,250,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.01% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/16/2018	10,000,000
1,680,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.290%, 2/1/2018	1,680,000
		TOTAL	156,110,000
		Georgia—3.0%
4,500,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,500,000
5,450,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.130%, 2/7/2018	5,450,000
4,960,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,960,000
15,525,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.280%, 2/1/2018	15,525,000
14,800,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.240%, 2/1/2018	14,800,000
3,000,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	3,000,000
16,870,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.26% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 2/1/2018	16,870,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,350,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.310%, 2/1/2018	$1,350,000
		TOTAL	66,455,000
		Hawaii—0.2%
4,815,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.610%, 2/1/2018	4,815,000
		Illinois—2.1%
3,160,000		Harvey, IL Multifamily Revenue (Bethlehem Village), (Series 1997) Weekly VRDNs (FHLB of Indianapolis LOC), 1.360%, 2/1/2018	3,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.240%, 2/1/2018	6,000,000
1,460,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.280%, 2/1/2018	1,460,000
4,400,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.280%, 2/1/2018	4,400,000
2,880,000		Illinois Finance Authority (Reliable Materials Lyons LLC), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.360%, 2/7/2018	2,880,000
5,000,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank AB LOC), 1.280%, 2/1/2018	5,000,000
1,805,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 1.230%, 2/1/2018	1,805,000
130,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 1.120%, 2/7/2018	130,000
19,505,000		Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.390%, 2/1/2018	19,505,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.330%, 2/1/2018	335,000
		TOTAL	45,675,000
		Indiana—1.7%
1,000,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	1,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$12,825,000		Indianapolis, IN MFH (Nora Commons LP), (Series 2004A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.310%, 2/1/2018	$12,825,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.320%, 2/1/2018	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.280%, 2/1/2018	6,000,000
		TOTAL	37,725,000
		Iowa—0.5%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	5,300,000
6,000,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	6,000,000
		TOTAL	11,300,000
		Kentucky—0.2%
1,845,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	1,845,000
2,030,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.410%, 2/1/2018	2,030,000
1,120,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.330%, 2/1/2018	1,120,000
		TOTAL	4,995,000
		Louisiana—3.7%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.230%, 2/7/2018	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.230%, 2/7/2018	7,000,000
3,200,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs (Bank of America N.A. LOC), 1.150%, 2/7/2018	3,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,630,000
1,600,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.290%, 2/1/2018	1,600,000
13,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.340%, 2/7/2018	13,250,000
34,800,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.250%, 2/7/2018	34,800,000
		TOTAL	82,480,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—0.9%
$1,045,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/2/2018	$1,045,000
4,990,000		Maryland State Transportation Authority, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	4,990,000
11,650,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 1.14% TOBs, Optional Tender 3/1/2018	11,650,000
1,400,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	1,400,000
		TOTAL	19,085,000
		Massachusetts—1.1%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.45% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 2/16/2018	10,000,000
5,415,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.30% CP, Mandatory Tender 2/1/2018	5,415,000
6,203,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.35% CP, Mandatory Tender 2/26/2018	6,203,000
200,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.40% CP, Mandatory Tender 2/16/2018	200,000
1,300,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 1.090%, 2/7/2018	1,300,000
600,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.140%, 2/1/2018	600,000
		TOTAL	23,718,000
		Michigan—5.6%
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.230%, 2/1/2018	5,500,000
109,085,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.160%, 2/7/2018	109,085,000
200,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.380%, 2/1/2018	200,000
1,000,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.260%, 2/1/2018	1,000,000
2,350,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 1.400%, 2/1/2018	2,350,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.340%, 2/1/2018	1,800,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$5,090,000		Michigan Strategic Fund (Fresh Solution Farms), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.280%, 2/2/2018	$5,090,000
		TOTAL	125,025,000
		Minnesota—0.5%
400,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	400,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.270%, 2/1/2018	2,000,000
60,000		Lino Lakes, MN (Molin Concrete Products Co.), (Series 1998) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	60,000
1,560,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.300%, 2/2/2018	1,560,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/2/2018	2,000,000
1,150,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.390%, 2/2/2018	1,150,000
2,110,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.240%, 2/1/2018	2,110,000
		TOTAL	10,280,000
		Mississippi—0.5%
4,235,000		Mississippi Home Corp. (Jackson Partners LP), (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,235,000
5,865,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	5,865,000
		TOTAL	10,100,000
		Missouri—0.2%
3,600,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	3,600,000
		Montana—3.0%
65,655,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	65,655,000
		Multi-State—6.9%
12,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.250%, 2/1/2018	12,100,000
56,300,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.350%, 2/1/2018	56,300,000
41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.310%, 2/1/2018	41,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$35,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.310%, 2/1/2018	$35,000,000
8,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.310%, 2/1/2018	8,000,000
		TOTAL	152,400,000
		Nevada—1.2%
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/22/2018	3,645,000
1,875,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.490%, 2/1/2018	1,875,000
17,000,000		Nevada Housing Division (Southwest Village Apartments LP), (Series 2005) Weekly VRDNs (FNMA LOC), 1.230%, 2/1/2018	17,000,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	3,995,000
		TOTAL	26,515,000
		New Hampshire—1.2%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.45% CP, Mandatory Tender 2/12/2018	10,000,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.45% CP, Mandatory Tender 2/16/2018	16,260,000
		TOTAL	26,260,000
		New Jersey—6.2%
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.360%, 2/1/2018	20,940,000
5,320,100		Hightstown Borough, NJ, 2.00% BANs, 2/1/2018	5,320,100
4,980,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	5,019,419
3,423,072		Kenilworth, NJ, 2.50% BANs, 12/7/2018	3,448,730
2,235,765		Linwood, NJ, 2.25% BANs, 7/25/2018	2,244,689
7,720,000		Little Falls Township, NJ, 2.50% BANs, 12/14/2018	7,775,875
4,126,318		Maple Shade Township, NJ, 2.25% BANs, 6/28/2018	4,140,244
2,606,040		Matawan Borough, NJ, 2.25% BANs, 6/8/2018	2,613,977
2,139,000		Milltown, NJ, (Series 2017A), 2.50% BANs, 12/19/2018	2,153,789
3,432,500		Neptune Township, NJ, 2.25% BANs, 9/4/2018	3,452,450
1,950,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.310%, 2/1/2018	1,950,000
480,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.410%, 2/7/2018	480,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,145,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.250%, 2/2/2018	$3,145,000
1,470,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.410%, 2/2/2018	1,470,000
4,715,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.310%, 2/7/2018	4,715,000
1,780,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.380%, 2/1/2018	1,780,000
17,620,000		New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.310%, 2/1/2018	17,620,000
4,942,300		North Plainfield, NJ, 2.50% BANs, 12/13/2018	4,976,687
3,420,300		Riverside Township, NJ, 2.25% BANs, 11/7/2018	3,435,191
3,744,500		Runnemede, NJ, (Series A), 2.25% BANs, 11/13/2018	3,768,423
7,320,000		Somers Point, NJ, 2.50% BANs, 12/5/2018	7,386,738
6,000,000		South River, NJ, 2.50% BANs, 12/11/2018	6,048,108
16,362,582		Union Township, NJ (Union County), 3.00% BANs, 2/5/2019	16,587,404
3,600,000		West Long Branch, NJ, 2.50% BANs, 12/14/2018	3,621,412
3,200,000		West Orange Township, NJ, 2.50% BANs, 12/21/2018	3,222,258
		TOTAL	137,315,494
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	3,400,000
150,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 1.430%, 2/7/2018	150,000
		TOTAL	3,550,000
		New York—8.9%
3,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	3,009,368
5,000,000		Central Square, NY CSD, 2.00% BANs, 6/29/2018	5,008,105
5,131,000		Frewsburg, NY CSD, 2.25% BANs, 6/27/2018	5,151,869
10,000,000		Geneva, NY City School District, 2.00% BANs, 7/13/2018	10,026,502
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	5,590,000
18,000,000		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	18,090,775
4,814,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	4,834,422
4,040,000		Mount Markham, NY CSD, 2.00% BANs, 6/28/2018	4,052,040
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,105,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.260%, 2/1/2018	$4,105,000
20,000,000		New York City Housing Development Corp. (Lyric Development), (Series A) Weekly VRDNs (FNMA LOC), 1.100%, 2/7/2018	20,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (Royal Bank of Scotland PLC, Edinburgh LOC), 1.190%, 2/7/2018	24,880,000
34,740,000		New York State HFA (600 West 42nd Street), (Series A) Weekly VRDNs (FNMA LOC), 1.120%, 2/7/2018	34,740,000
6,245,000		New York State HFA (Durst Pyramid LLC), (Series 2015A-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	6,245,000
8,000,000		New York Transportation Development Corporation (Laguardia Airport Terminal B Redevelopment ), Series 2017-XF2508 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.310%, 2/1/2018	8,000,000
5,050,000		Newfield, NY CSD, 2.25% BANs, 6/28/2018	5,070,074
11,865,000		Norwood-Norfolk, NY CSD, 2.25% BANs, 6/29/2018	11,914,890
5,000,000		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	5,000,000
1,605,000		Prattsburgh, NY CSD, 2.25% BANs, 6/28/2018	1,610,738
20,000,000		Sachem, NY CSD at Holbrook, 2.00% TANs, 6/28/2018	20,047,609
		TOTAL	197,376,392
		North Carolina—3.0%
7,456,000		Boone, NC Water and Sewer, 2.00% BANs, 7/26/2018	7,477,269
19,000,000		Boone, NC, 2.00% BANs, 7/26/2018	19,054,199
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.300%, 2/7/2018	24,100,000
8,000,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.120%, 2/7/2018	8,000,000
80,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/1/2018	80,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	6,800,000
		TOTAL	65,511,468
		North Dakota—1.3%
30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.220%, 2/7/2018	30,000,000
		Ohio—3.9%
7,500,000		Akron, OH, 3.00% BANs, 12/12/2018	7,592,071
5,250,000		Avon, OH Water System, 2.00% BANs, 2/1/2018	5,250,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$10,000,000		Brunswick, OH City School District, 2.50% BANs, 5/31/2018	$10,031,700
14,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Series 2018-002 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.410%, 2/1/2018	14,000,000
2,860,000		Marion County, OH MFH (Avalon Lakes), (Series 2006) Weekly VRDNs (FHLB of Cincinnati LOC), 1.220%, 2/1/2018	2,860,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	8,600,000
1,050,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.310%, 2/1/2018	1,050,000
160,000		Summit County, OH IDA (Waldonia Investment), (Series 1998( Weekly VRDNs (KeyBank, N.A. LOC), 1.200%, 2/7/2018	160,000
380,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.310%, 2/1/2018	380,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 1.290%, 2/1/2018	7,000,000
		TOTAL	87,393,771
		Oregon—1.0%
2,750,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.220%, 2/1/2018	2,750,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.290%, 2/1/2018	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.290%, 2/1/2018	10,000,000
		TOTAL	22,750,000
		Pennsylvania—2.2%
5,000,000		Berks County, PA Municipal Authority (Tower Health), Series 2018-001 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	5,000,000
7,780,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.150%, 2/7/2018	7,780,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.290%, 2/1/2018	11,000,000
2,000,000		Philadelphia, PA, (series A), 2.00% TRANs, 6/29/2018	2,005,472
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$22,500,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.230%, 2/1/2018	$22,500,000
		TOTAL	48,285,472
		Rhode Island—0.1%
3,205,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.140%, 2/7/2018	3,205,000
		South Carolina—1.1%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.370%, 2/7/2018	10,500,000
1,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.370%, 2/7/2018	1,000,000
4,845,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 2/15/2018	4,845,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse (Series 2017-0058), 1.31% TOBs (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), Optional Tender 2/1/2018	6,000,000
1,880,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.340%, 2/1/2018	1,880,000
		TOTAL	24,225,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	3,000,000
		Tennessee—1.3%
25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 1.370%, 2/7/2018	25,000,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	5,000,000
		TOTAL	30,000,000
		Texas—11.2%
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.230%, 2/7/2018	25,000,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.230%, 2/7/2018	15,800,000
20,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.230%, 2/7/2018	20,000,000
10,275,000		Capital Area Housing Finance Corp., TX (Northwest Residential LP), (Series 2006) Weekly VRDNs (Citibank NA, New York LOC), 1.190%, 2/7/2018	10,275,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	$2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	2,100,000
20,275,000		El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.410%, 2/1/2018	20,275,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.370%, 2/7/2018	4,000,000
35,475,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.250%, 2/7/2018	35,475,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.290%, 2/7/2018	12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.290%, 2/7/2018	30,750,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.290%, 2/7/2018	33,600,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	15,000,000
20,000,000		Texas State, 4.00% TRANs, 8/30/2018	20,314,481
		TOTAL	248,039,481
		Utah—0.0%
860,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.290%, 2/1/2018	860,000
		Virginia—1.7%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	3,100,000
9,900,000		Halifax, VA IDA (Virginia Electric & Power Co.), MMMs, PCR (Series 1992), 1.32% CP, Mandatory Tender 2/15/2018	9,900,000
25,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.385% TOBs, Mandatory Tender 6/29/2018	25,000,000
		TOTAL	38,000,000
		Washington—0.4%
2,125,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	2,125,000
4,980,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/29/2018	4,980,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$2,310,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.560%, 2/1/2018	$2,310,000
		TOTAL	9,415,000
		West Virginia—0.9%
19,500,000		Grant County, WV County Commission (Virginia Electric & Power Co.), PCRB (Series 1994), 1.62% CP, Mandatory Tender 2/7/2018	19,500,000
		Wisconsin—0.3%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	1,000,000
1,160,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.390%, 2/1/2018	1,160,000
3,800,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.380%, 2/1/2018	3,800,000
		TOTAL	5,960,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)[3]	2,234,316,078
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(22,918,472)
		TOTAL NET ASSETS—100%	$2,211,397,606
Securities that are subject to the federal alternative minimum tax (AMT) represent 59.2% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $25,000,000, which represented 1.1% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
17

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Automated Shares (formerly, Trust Shares)
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018[1]	Year Ended July 31,		Period Ended 7/31/2015[3]
		2017[2]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.000[4]	0.000[4]
Net realized gain on investments	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.003	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.000)[4]	(0.000)[4]
Distributions from net realized gain on investments	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.003)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.32%	0.29%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.56%[7]	0.61%	0.28%[8]	0.15%[7]
Net investment income	0.69%[7]	0.23%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.10%[7]	0.11%	0.53%	0.66%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$63,725	$0[10]	$0[10]	$0[10]
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
3	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.001	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.22%	0.17%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.78%[5]	0.76%	0.53%[6]	0.15%[5]
Net investment income	0.35%[5]	0.11%	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.13%[5]	0.16%	0.38%	0.76%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,904	$68,690	$56,319	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016 was 0.53% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.001	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.002	0.001	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.51%	0.72%	0.17%	0.01%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.17%[4]	0.14%	0.16%	0.21%
Net investment income	0.95%[3]	0.64%	0.11%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[5]	0.10%[3]	0.11%	0.14%	0.16%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$955,284	$667,169	$1,003,993	$1,037,940	$1,242,908	$1,229,003
1	Represents less than $0.001.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.005	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.47%	0.08%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.46%	0.25%[4]	0.14%	0.16%	0.25%
Net investment income	0.70%[3]	0.39%	0.03%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.10%[3]	0.11%	0.31%	0.40%	0.39%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$437,741	$369,709	$584,893	$726,226	$747,980	$738,562
1	Represents less than $0.001.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.16%	0.11%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.82%	0.33%[6]	0.15%[5]
Net investment income	0.25%[5]	0.04%	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.10%[5]	0.19%	0.68%	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$80,817	$88,884	$118,980	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.11%	0.07%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.02%[5]	0.83%	0.30%[6]	0.15%[5]
Net investment income	0.19%[5]	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.24%[5]	0.45%	0.96%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$356,630	$118,975	$210,967	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.006	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.007	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.46%	0.62%	0.13%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.18%[4]	0.14%	0.16%	0.25%
Net investment income	0.84%[3]	0.57%	0.05%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.10%[3]	0.11%	0.23%	0.26%	0.24%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,297	$255,216	$153,275	$450,631	$698,550	$726,987
1	Represents less than $0.001.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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25

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$2,234,316,078
Cash		640,569
Income receivable		5,217,913
Receivable for shares sold		4,466,574
TOTAL ASSETS		2,244,641,134
Liabilities:
Payable for investments purchased	$26,619,104
Payable for shares redeemed	5,609,303
Income distribution payable	384,360
Payable to adviser (Note 4)	6,056
Payable for administrative fees (Note 4)	4,858
Payable for Directors'/Trustees' fees (Note 4)	1,689
Payable for distribution services fee (Note 4)	189,908
Payable for other service fees (Note 4)	242,032
Accrued expenses (Note 4)	186,218
TOTAL LIABILITIES		33,243,528
Net assets for 2,211,410,968 shares outstanding		$2,211,397,606
Net Assets Consist of:
Paid-in capital		$2,211,390,657
Accumulated net realized gain on investments		4,659
Undistributed net investment income		2,290
TOTAL NET ASSETS		$2,211,397,606
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26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$63,725,260 ÷ 63,725,644 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$41,903,793 ÷ 41,904,046 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$955,283,883 ÷ 955,289,659 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$437,741,058 ÷ 437,743,706 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$80,816,572 ÷ 80,817,060 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$356,630,233 ÷ 356,632,388 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$275,296,807 ÷ 275,298,465 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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27

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$11,355,770
Expenses:
Investment adviser fee (Note 4)		$1,942,405
Administrative fee (Note 4)		776,989
Custodian fees		33,745
Transfer agent fee (Note 2)		239,323
Directors'/Trustees' fees (Note 4)		7,337
Auditing fees		11,670
Legal fees		12,748
Portfolio accounting fees		126,985
Distribution services fee (Note 4)		1,072,046
Other service fees (Notes 2 and 4)		1,208,443
Share registration costs		95,432
Printing and postage		24,441
Miscellaneous (Note 4)		13,188
TOTAL EXPENSES		5,564,752
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(981,380)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(208,325)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,189,705)
Net expenses			4,375,047
Net investment income			6,980,723
Net realized gain on investments			4,691
Change in net assets resulting from operations			$6,985,414
See Notes which are an integral part of the Financial Statements
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28

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,980,723	$7,180,749
Net realized gain on investments	4,691	1,438,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,985,414	8,618,995
Distributions to Shareholders:
Distributions from net investment income
Automated Shares[1]	(124,899)	(0)[2]
Investment Shares	(104,405)	(67,766)
Wealth Shares	(3,896,780)	(4,007,891)
Service Shares	(1,414,409)	(1,676,312)
Cash II Shares	(102,159)	(36,942)
Cash Series Shares	(265,711)	(17,163)
Capital Shares	(1,073,896)	(1,373,181)
Distributions from net realized gain on investments
Automated Shares[1]	(22,528)	(0)[2]
Investment Shares	(18,730)	(43,455)
Wealth Shares	(309,939)	(310,551)
Service Shares	(167,587)	(268,524)
Cash II Shares	(28,735)	(59,645)
Cash Series Shares	(143,471)	(145,111)
Capital Shares	(87,164)	(148,661)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,760,413)	(8,155,202)
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Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Share Transactions:
Proceeds from sale of shares	2,982,500,922	4,280,412,226
Net asset value of shares issued to shareholders in payment of distributions declared	5,936,606	5,517,266
Cost of shares redeemed	(2,344,907,780)	(4,846,178,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	643,529,748	(560,249,138)
Change in net assets	642,754,749	(559,785,345)
Net Assets:
Beginning of period	1,568,642,857	2,128,428,202
End of period (including undistributed net investment income of $2,290 and $3,826, respectively)	$2,211,397,606	$1,568,642,857
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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30

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,189,705 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$18,230	$—
Investment Shares	30,940	—
Wealth Shares	9,970	—
Service Shares	4,954	(37)
Cash II Shares	36,300	—
Cash Series Shares	135,818	(31,531)
Capital Shares	3,111	(3)
TOTAL	$239,323	$(31,571)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$45,029	$—	$—
Investment Shares	75,484	—	—
Service Shares	501,926	—	—
Cash II Shares	103,936	—	—
Cash Series Shares	354,451	(3,994)	(7,690)
Capital Shares	127,617	—	—
TOTAL	$1,208,443	$(3,994)	$(7,690)
For the six months ended January 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018[1]		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	91,039,415	$91,039,415	—	$—
Shares issued to shareholders in payment of distributions declared	147,230	147,230	—	—
Shares redeemed	(27,461,101)	(27,461,101)	(—)	(—)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	63,725,544	$63,725,544	—	$—

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	35,026,691	$35,026,691	96,537,283	$96,537,283
Shares issued to shareholders in payment of distributions declared	123,135	123,135	111,221	111,221
Shares redeemed	(61,902,472)	(61,902,472)	(84,303,177)	(84,303,177)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(26,752,646)	$(26,752,646)	12,345,327	$12,345,327
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,275,531,846	$1,275,531,846	2,278,067,077	$2,278,067,077
Shares issued to shareholders in payment of distributions declared	2,621,852	2,621,852	2,097,061	2,097,061
Shares redeemed	(989,709,708)	(989,709,708)	(2,617,171,233)	(2,617,171,233)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	288,443,990	$288,443,990	(337,007,095)	$(337,007,095)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	679,674,047	$679,674,047	889,904,272	$889,904,272
Shares issued to shareholders in payment of distributions declared	1,357,686	1,357,686	1,694,175	1,694,175
Shares redeemed	(612,816,676)	(612,816,676)	(1,106,881,411)	(1,106,881,411)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	68,215,057	$68,215,057	(215,282,964)	$(215,282,964)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	48,660,847	$48,660,847	82,520,844	$82,520,844
Shares issued to shareholders in payment of distributions declared	128,965	128,965	96,023	96,023
Shares redeemed	(56,813,961)	(56,813,961)	(112,739,468)	(112,739,468)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(8,024,149)	$(8,024,149)	(30,122,601)	$(30,122,601)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	623,190,618	$623,190,618	391,070,412	$391,070,412
Shares issued to shareholders in payment of distributions declared	404,515	404,515	161,750	161,750
Shares redeemed	(385,879,732)	(385,879,732)	(483,252,753)	(483,252,753)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	237,715,401	$237,715,401	(92,020,591)	$(92,020,591)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	229,377,458	$229,377,458	542,312,338	$542,312,338
Shares issued to shareholders in payment of distributions declared	1,153,223	1,153,223	1,357,036	1,357,036
Shares redeemed	(210,324,130)	(210,324,130)	(441,830,588)	(441,830,588)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,206,551	$20,206,551	101,838,786	$101,838,786
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	643,529,748	$643,529,748	(560,249,138)	$(560,249,138)
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $981,380 of its fee and reimbursed $31,571 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Prior to their re-designation as Automated Shares on September 28, 2017, the Trust Shares were also subject to the Plan at 0.25% of its average daily net assets. Automated Shares are not subject to the Plan.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$75,556	$(9,066)
Class II Shares	145,694	—
Cash Series Shares	850,682	(155,958)
Trust Shares (re-designated as Automated Shares)	114	(46)
TOTAL	$1,072,046	$(165,070)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $251,031 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $823 and reimbursed $3,994 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% (effective September 28, 2017), 0.78%, 0.21%, 0.46%, 0.91%, 1.02% (effective September 1, 2017) and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $702,645,000 and $571,480,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,003.20	$2.83
Investment Shares	$1,000	$1,002.20	$3.94
Wealth Shares	$1,000	$1,005.10	$1.06
Service Shares	$1,000	$1,003.80	$2.32
Cash II Shares	$1,000	$1,001.60	$4.54
Cash Series Shares	$1,000	$1,001.10	$5.14
Capital Shares	$1,000	$1,004.60	$1.57
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.40	$2.85
Investment Shares	$1,000	$1,021.30	$3.97
Wealth Shares	$1,000	$1,024.10	$1.07
Service Shares	$1,000	$1,022.90	$2.35
Cash II Shares	$1,000	$1,020.70	$4.58
Cash Series Shares	$1,000	$1,020.10	$5.19
Capital Shares	$1,000	$1,023.60	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.56%
Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.90%
Cash Series Shares	1.02%
Capital Shares	0.31%
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40

Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
Semi-Annual Shareholder Report
45

would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450197 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Wealth | MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

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1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.9%
Municipal Notes	17.0%
Commercial Paper	5.1%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.7%
8-30 Days	4.2%
31-90 Days	11.1%
91-180 Days	7.1%
181 Days or more	4.9%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.0%
		Alabama—5.8%
$2,450,000		Alabama HFA MFH (Park Towne Villas Ltd.), (2000 Series C: Parktowne Apartments) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.290%, 2/1/2018	$2,450,000
3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	3,470,000
1,450,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	1,450,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.220%, 2/1/2018	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.350%, 2/1/2018	15,000,000
13,650,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs (Comerica Bank LOC), 1.290%, 2/1/2018	13,650,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 1.290%, 2/1/2018	10,000,000
130,000		Tallassee, AL IDB (Milstead Farm Group, Inc.), (Series 1998) Weekly VRDNs (FHLB of Atlanta LOC), 1.520%, 2/1/2018	130,000
32,500,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.240%, 2/1/2018	32,500,000
		TOTAL	128,650,000
		Arizona—0.9%
7,221,000		Flagstaff, AZ IDA (Joy Cone Co.), (Series 1999) Weekly VRDNs (Citizens Bank of Pennsylvania LOC), 1.250%, 2/1/2018	7,221,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.320%, 2/1/2018	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.270%, 2/1/2018	6,750,000
		TOTAL	19,581,000
		California—8.4%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs (City National Bank LOC), 1.310%, 2/1/2018	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.320%, 2/1/2018	23,745,000
2,335,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs (Comerica Bank LOC), 1.310%, 2/1/2018	2,335,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	2,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$3,185,000		California PCFA (Carlos Echeverria and Sons Dairy), (Series 2002) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	$3,185,000
2,230,000		California PCFA (Metropolitan Recycling LLC), (Series 2012A) Weekly VRDNs (Comerica Bank LOC), 1.340%, 2/7/2018	2,230,000
950,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs (Comerica Bank LOC), 1.340%, 2/7/2018	950,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.290%, 2/1/2018	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/7/2018	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs (Bank of America N.A. LOC), 1.290%, 2/1/2018	2,940,000
5,000,000		California PCFA (Western Sky Dairy), (Series 2001A) Weekly VRDNs (Bank of America N.A. LOC), 1.290%, 2/1/2018	5,000,000
1,600,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.260%, 2/1/2018	1,600,000
46,090,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.240%, 2/1/2018	46,090,000
6,200,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 1.130%, 2/1/2018	6,200,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	19,500,000
19,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	19,000,000
5,630,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2065 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	5,630,000
5,685,000		Ventura County, CA Public Financing Authority (Ventura County, CA), Series 2015-ZF2066 Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 1.210%, 2/1/2018	5,685,000
1,585,000		Western Placer, CA USD, Tender Option Bond Trust Receipts (Series 2017-XG0152) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 1.230%, 2/1/2018	1,585,000
		TOTAL	185,585,000
		Colorado—1.4%
7,425,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/19/2018	7,425,000
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	$3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.360%, 2/1/2018	4,615,000
1,700,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.310%, 2/1/2018	1,700,000
1,810,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs (UMB Bank, N.A. LOC), 1.410%, 2/1/2018	1,810,000
11,175,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	11,175,000
		TOTAL	30,025,000
		Connecticut—0.9%
2,625,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.190%, 2/1/2018	2,625,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 1.210%, 2/1/2018	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	11,500,000
		TOTAL	19,125,000
		District of Columbia—0.2%
4,770,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,770,000
		Florida—7.1%
18,840,000		Central Florida Expressway Authority, Series 2018-004 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	18,840,000
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.00% CP, Mandatory Tender 2/5/2018	10,000,000
4,980,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	4,980,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/22/2018	3,650,000
5,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 3/8/2018	5,000,000
11,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), 1.37% CP, Mandatory Tender 3/8/2018	11,000,000
25,500,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 1.160%, 2/1/2018	25,500,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$8,250,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.310%, 2/1/2018	$8,250,000
5,575,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs (Royal Bank of Canada LOC), 1.250%, 2/7/2018	5,575,000
14,700,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.100%, 2/1/2018	14,700,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.310%, 2/1/2018	10,000,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs (SunTrust Bank LOC), 1.110%, 2/7/2018	1,750,000
6,000,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	6,000,000
1,935,000		Seminole County, FL IDA (3100 Camp Road LLC), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 1.250%, 2/1/2018	1,935,000
17,250,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.100%, 2/1/2018	17,250,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.01% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/16/2018	10,000,000
1,680,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.290%, 2/1/2018	1,680,000
		TOTAL	156,110,000
		Georgia—3.0%
4,500,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,500,000
5,450,000		Cobb County, GA Housing Authority (Walton Reserve Apartments), (Series 2002) Weekly VRDNs (SunTrust Bank LOC), 1.130%, 2/7/2018	5,450,000
4,960,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,960,000
15,525,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.280%, 2/1/2018	15,525,000
14,800,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.240%, 2/1/2018	14,800,000
3,000,000		Kennesaw, GA Development Authority (Lakeside Vista Apartments), (Series 2004) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	3,000,000
16,870,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2), 1.26% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 2/1/2018	16,870,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$1,350,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs (FHLB of Atlanta LOC), 1.310%, 2/1/2018	$1,350,000
		TOTAL	66,455,000
		Hawaii—0.2%
4,815,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.610%, 2/1/2018	4,815,000
		Illinois—2.1%
3,160,000		Harvey, IL Multifamily Revenue (Bethlehem Village), (Series 1997) Weekly VRDNs (FHLB of Indianapolis LOC), 1.360%, 2/1/2018	3,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.240%, 2/1/2018	6,000,000
1,460,000		Illinois Development Finance Authority IDB (Val-Matic Valve & Manufacturing Corp.), (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 1.280%, 2/1/2018	1,460,000
4,400,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.280%, 2/1/2018	4,400,000
2,880,000		Illinois Finance Authority (Reliable Materials Lyons LLC), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.360%, 2/7/2018	2,880,000
5,000,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs (Nordea Bank AB LOC), 1.280%, 2/1/2018	5,000,000
1,805,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 1.230%, 2/1/2018	1,805,000
130,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 1.120%, 2/7/2018	130,000
19,505,000		Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.390%, 2/1/2018	19,505,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.330%, 2/1/2018	335,000
		TOTAL	45,675,000
		Indiana—1.7%
1,000,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	1,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$12,825,000		Indianapolis, IN MFH (Nora Commons LP), (Series 2004A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.310%, 2/1/2018	$12,825,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.320%, 2/1/2018	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs (CoBank, ACB LOC), 1.280%, 2/1/2018	6,000,000
		TOTAL	37,725,000
		Iowa—0.5%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	5,300,000
6,000,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	6,000,000
		TOTAL	11,300,000
		Kentucky—0.2%
1,845,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	1,845,000
2,030,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.410%, 2/1/2018	2,030,000
1,120,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs (Comerica Bank LOC), 1.330%, 2/1/2018	1,120,000
		TOTAL	4,995,000
		Louisiana—3.7%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.230%, 2/7/2018	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.230%, 2/7/2018	7,000,000
3,200,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs (Bank of America N.A. LOC), 1.150%, 2/7/2018	3,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,630,000
1,600,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs (FHLB of Dallas LOC), 1.290%, 2/1/2018	1,600,000
13,250,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (GTD by Nucor Corp.), 1.340%, 2/7/2018	13,250,000
34,800,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (GTD by Nucor Corp.), 1.250%, 2/7/2018	34,800,000
		TOTAL	82,480,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—0.9%
$1,045,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/2/2018	$1,045,000
4,990,000		Maryland State Transportation Authority, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	4,990,000
11,650,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 1.14% TOBs, Optional Tender 3/1/2018	11,650,000
1,400,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	1,400,000
		TOTAL	19,085,000
		Massachusetts—1.1%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), 1.45% CP (GTD by Massachusetts Electric Co.), Mandatory Tender 2/16/2018	10,000,000
5,415,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.30% CP, Mandatory Tender 2/1/2018	5,415,000
6,203,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.35% CP, Mandatory Tender 2/26/2018	6,203,000
200,000		Massachusetts IFA (New England Power Co.), (Series 1992B), 1.40% CP, Mandatory Tender 2/16/2018	200,000
1,300,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs (TD Bank, N.A. LOC), 1.090%, 2/7/2018	1,300,000
600,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), (Series M-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.140%, 2/1/2018	600,000
		TOTAL	23,718,000
		Michigan—5.6%
5,500,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.230%, 2/1/2018	5,500,000
109,085,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.160%, 2/7/2018	109,085,000
200,000		Michigan State Strategic Fund (B & C Leasing LLC), (Series 1999) Weekly VRDNs (Bank of America N.A. LOC), 1.380%, 2/1/2018	200,000
1,000,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.260%, 2/1/2018	1,000,000
2,350,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs (Comerica Bank LOC), 1.400%, 2/1/2018	2,350,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.340%, 2/1/2018	1,800,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$5,090,000		Michigan Strategic Fund (Fresh Solution Farms), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.280%, 2/2/2018	$5,090,000
		TOTAL	125,025,000
		Minnesota—0.5%
400,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	400,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs (FNMA LOC), 1.270%, 2/1/2018	2,000,000
60,000		Lino Lakes, MN (Molin Concrete Products Co.), (Series 1998) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	60,000
1,560,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs (FHLB of Des Moines LOC), 1.300%, 2/2/2018	1,560,000
2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/2/2018	2,000,000
1,150,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs (FHLB of Des Moines LOC), 1.390%, 2/2/2018	1,150,000
2,110,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.240%, 2/1/2018	2,110,000
		TOTAL	10,280,000
		Mississippi—0.5%
4,235,000		Mississippi Home Corp. (Jackson Partners LP), (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	4,235,000
5,865,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	5,865,000
		TOTAL	10,100,000
		Missouri—0.2%
3,600,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	3,600,000
		Montana—3.0%
65,655,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	65,655,000
		Multi-State—6.9%
12,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.250%, 2/1/2018	12,100,000
56,300,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.350%, 2/1/2018	56,300,000
41,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.310%, 2/1/2018	41,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$35,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.310%, 2/1/2018	$35,000,000
8,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs (Barclays Bank PLC LIQ), 1.310%, 2/1/2018	8,000,000
		TOTAL	152,400,000
		Nevada—1.2%
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/22/2018	3,645,000
1,875,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.490%, 2/1/2018	1,875,000
17,000,000		Nevada Housing Division (Southwest Village Apartments LP), (Series 2005) Weekly VRDNs (FNMA LOC), 1.230%, 2/1/2018	17,000,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	3,995,000
		TOTAL	26,515,000
		New Hampshire—1.2%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), 1.45% CP, Mandatory Tender 2/12/2018	10,000,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.45% CP, Mandatory Tender 2/16/2018	16,260,000
		TOTAL	26,260,000
		New Jersey—6.2%
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.360%, 2/1/2018	20,940,000
5,320,100		Hightstown Borough, NJ, 2.00% BANs, 2/1/2018	5,320,100
4,980,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	5,019,419
3,423,072		Kenilworth, NJ, 2.50% BANs, 12/7/2018	3,448,730
2,235,765		Linwood, NJ, 2.25% BANs, 7/25/2018	2,244,689
7,720,000		Little Falls Township, NJ, 2.50% BANs, 12/14/2018	7,775,875
4,126,318		Maple Shade Township, NJ, 2.25% BANs, 6/28/2018	4,140,244
2,606,040		Matawan Borough, NJ, 2.25% BANs, 6/8/2018	2,613,977
2,139,000		Milltown, NJ, (Series 2017A), 2.50% BANs, 12/19/2018	2,153,789
3,432,500		Neptune Township, NJ, 2.25% BANs, 9/4/2018	3,452,450
1,950,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.310%, 2/1/2018	1,950,000
480,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.410%, 2/7/2018	480,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,145,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs (TD Bank, N.A. LOC), 1.250%, 2/2/2018	$3,145,000
1,470,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.410%, 2/2/2018	1,470,000
4,715,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.310%, 2/7/2018	4,715,000
1,780,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.380%, 2/1/2018	1,780,000
17,620,000		New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 1.310%, 2/1/2018	17,620,000
4,942,300		North Plainfield, NJ, 2.50% BANs, 12/13/2018	4,976,687
3,420,300		Riverside Township, NJ, 2.25% BANs, 11/7/2018	3,435,191
3,744,500		Runnemede, NJ, (Series A), 2.25% BANs, 11/13/2018	3,768,423
7,320,000		Somers Point, NJ, 2.50% BANs, 12/5/2018	7,386,738
6,000,000		South River, NJ, 2.50% BANs, 12/11/2018	6,048,108
16,362,582		Union Township, NJ (Union County), 3.00% BANs, 2/5/2019	16,587,404
3,600,000		West Long Branch, NJ, 2.50% BANs, 12/14/2018	3,621,412
3,200,000		West Orange Township, NJ, 2.50% BANs, 12/21/2018	3,222,258
		TOTAL	137,315,494
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	3,400,000
150,000		Los Lunas Village, NM (Wall Colmonoy Corp.), (Series 1998) Weekly VRDNs (Bank of America N.A. LOC), 1.430%, 2/7/2018	150,000
		TOTAL	3,550,000
		New York—8.9%
3,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	3,009,368
5,000,000		Central Square, NY CSD, 2.00% BANs, 6/29/2018	5,008,105
5,131,000		Frewsburg, NY CSD, 2.25% BANs, 6/27/2018	5,151,869
10,000,000		Geneva, NY City School District, 2.00% BANs, 7/13/2018	10,026,502
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	5,590,000
18,000,000		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	18,090,775
4,814,000		Madison, NY CSD, 2.00% BANs, 8/16/2018	4,834,422
4,040,000		Mount Markham, NY CSD, 2.00% BANs, 6/28/2018	4,052,040
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,105,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs (Citibank NA, New York LOC), 1.260%, 2/1/2018	$4,105,000
20,000,000		New York City Housing Development Corp. (Lyric Development), (Series A) Weekly VRDNs (FNMA LOC), 1.100%, 2/7/2018	20,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs (Royal Bank of Scotland PLC, Edinburgh LOC), 1.190%, 2/7/2018	24,880,000
34,740,000		New York State HFA (600 West 42nd Street), (Series A) Weekly VRDNs (FNMA LOC), 1.120%, 2/7/2018	34,740,000
6,245,000		New York State HFA (Durst Pyramid LLC), (Series 2015A-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	6,245,000
8,000,000		New York Transportation Development Corporation (Laguardia Airport Terminal B Redevelopment ), Series 2017-XF2508 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.310%, 2/1/2018	8,000,000
5,050,000		Newfield, NY CSD, 2.25% BANs, 6/28/2018	5,070,074
11,865,000		Norwood-Norfolk, NY CSD, 2.25% BANs, 6/29/2018	11,914,890
5,000,000		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	5,000,000
1,605,000		Prattsburgh, NY CSD, 2.25% BANs, 6/28/2018	1,610,738
20,000,000		Sachem, NY CSD at Holbrook, 2.00% TANs, 6/28/2018	20,047,609
		TOTAL	197,376,392
		North Carolina—3.0%
7,456,000		Boone, NC Water and Sewer, 2.00% BANs, 7/26/2018	7,477,269
19,000,000		Boone, NC, 2.00% BANs, 7/26/2018	19,054,199
24,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.300%, 2/7/2018	24,100,000
8,000,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.120%, 2/7/2018	8,000,000
80,000		Robeson County, NC Industrial Facilities & PCFA (Rempac Foam Corp.), (Series 1999) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/1/2018	80,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	6,800,000
		TOTAL	65,511,468
		North Dakota—1.3%
30,000,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2011) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.220%, 2/7/2018	30,000,000
		Ohio—3.9%
7,500,000		Akron, OH, 3.00% BANs, 12/12/2018	7,592,071
5,250,000		Avon, OH Water System, 2.00% BANs, 2/1/2018	5,250,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$10,000,000		Brunswick, OH City School District, 2.50% BANs, 5/31/2018	$10,031,700
14,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Series 2018-002 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.410%, 2/1/2018	14,000,000
2,860,000		Marion County, OH MFH (Avalon Lakes), (Series 2006) Weekly VRDNs (FHLB of Cincinnati LOC), 1.220%, 2/1/2018	2,860,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	8,600,000
1,050,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.310%, 2/1/2018	1,050,000
160,000		Summit County, OH IDA (Waldonia Investment), (Series 1998( Weekly VRDNs (KeyBank, N.A. LOC), 1.200%, 2/7/2018	160,000
380,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.310%, 2/1/2018	380,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 1.290%, 2/1/2018	7,000,000
		TOTAL	87,393,771
		Oregon—1.0%
2,750,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.220%, 2/1/2018	2,750,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.290%, 2/1/2018	10,000,000
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.290%, 2/1/2018	10,000,000
		TOTAL	22,750,000
		Pennsylvania—2.2%
5,000,000		Berks County, PA Municipal Authority (Tower Health), Series 2018-001 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	5,000,000
7,780,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.150%, 2/7/2018	7,780,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 1.290%, 2/1/2018	11,000,000
2,000,000		Philadelphia, PA, (series A), 2.00% TRANs, 6/29/2018	2,005,472
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$22,500,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.230%, 2/1/2018	$22,500,000
		TOTAL	48,285,472
		Rhode Island—0.1%
3,205,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs (Citizens Bank, N.A., Providence LOC), 1.140%, 2/7/2018	3,205,000
		South Carolina—1.1%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.370%, 2/7/2018	10,500,000
1,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.370%, 2/7/2018	1,000,000
4,845,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 2/15/2018	4,845,000
6,000,000		Lexington County, SC School District No. 001, Solar Eclipse (Series 2017-0058), 1.31% TOBs (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), Optional Tender 2/1/2018	6,000,000
1,880,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 1.340%, 2/1/2018	1,880,000
		TOTAL	24,225,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs (CoBank, ACB LOC), 1.290%, 2/1/2018	3,000,000
		Tennessee—1.3%
25,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs (GTD by Nucor Corp.), 1.370%, 2/7/2018	25,000,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	5,000,000
		TOTAL	30,000,000
		Texas—11.2%
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.230%, 2/7/2018	25,000,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.230%, 2/7/2018	15,800,000
20,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.230%, 2/7/2018	20,000,000
10,275,000		Capital Area Housing Finance Corp., TX (Northwest Residential LP), (Series 2006) Weekly VRDNs (Citibank NA, New York LOC), 1.190%, 2/7/2018	10,275,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	$2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.290%, 2/1/2018	2,100,000
20,275,000		El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.410%, 2/1/2018	20,275,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.370%, 2/7/2018	4,000,000
35,475,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.250%, 2/7/2018	35,475,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.290%, 2/7/2018	12,500,000
30,750,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.290%, 2/7/2018	30,750,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs (GTD by Flint Hills Resources LLC), 1.290%, 2/7/2018	33,600,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs (FNMA LOC), 1.290%, 2/1/2018	15,000,000
20,000,000		Texas State, 4.00% TRANs, 8/30/2018	20,314,481
		TOTAL	248,039,481
		Utah—0.0%
860,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs (Wells Fargo Bank Northwest, N.A. LOC), 1.290%, 2/1/2018	860,000
		Virginia—1.7%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 1.310%, 2/1/2018	3,100,000
9,900,000		Halifax, VA IDA (Virginia Electric & Power Co.), MMMs, PCR (Series 1992), 1.32% CP, Mandatory Tender 2/15/2018	9,900,000
25,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.385% TOBs, Mandatory Tender 6/29/2018	25,000,000
		TOTAL	38,000,000
		Washington—0.4%
2,125,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.340%, 2/1/2018	2,125,000
4,980,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/29/2018	4,980,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$2,310,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.560%, 2/1/2018	$2,310,000
		TOTAL	9,415,000
		West Virginia—0.9%
19,500,000		Grant County, WV County Commission (Virginia Electric & Power Co.), PCRB (Series 1994), 1.62% CP, Mandatory Tender 2/7/2018	19,500,000
		Wisconsin—0.3%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.330%, 2/1/2018	1,000,000
1,160,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.390%, 2/1/2018	1,160,000
3,800,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs (FHLB of Des Moines LOC), 1.380%, 2/1/2018	3,800,000
		TOTAL	5,960,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTIZED COST)[3]	2,234,316,078
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(22,918,472)
		TOTAL NET ASSETS—100%	$2,211,397,606
Securities that are subject to the federal alternative minimum tax (AMT) represent 59.2% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $25,000,000, which represented 1.1% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
17

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.001	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.002	0.001	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.51%	0.72%	0.17%	0.01%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.17%[4]	0.14%	0.16%	0.21%
Net investment income	0.95%[3]	0.64%	0.11%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[5]	0.10%[3]	0.11%	0.14%	0.16%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$955,284	$667,169	$1,003,993	$1,037,940	$1,242,908	$1,229,003
1	Represents less than $0.001.
2	Based on net asset value.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$2,234,316,078
Cash		640,569
Income receivable		5,217,913
Receivable for shares sold		4,466,574
TOTAL ASSETS		2,244,641,134
Liabilities:
Payable for investments purchased	$26,619,104
Payable for shares redeemed	5,609,303
Income distribution payable	384,360
Payable to adviser (Note 4)	6,056
Payable for administrative fees (Note 4)	4,858
Payable for Directors'/Trustees' fees (Note 4)	1,689
Payable for distribution services fee (Note 4)	189,908
Payable for other service fees (Note 4)	242,032
Accrued expenses (Note 4)	186,218
TOTAL LIABILITIES		33,243,528
Net assets for 2,211,410,968 shares outstanding		$2,211,397,606
Net Assets Consist of:
Paid-in capital		$2,211,390,657
Accumulated net realized gain on investments		4,659
Undistributed net investment income		2,290
TOTAL NET ASSETS		$2,211,397,606
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$63,725,260 ÷ 63,725,644 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$41,903,793 ÷ 41,904,046 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$955,283,883 ÷ 955,289,659 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$437,741,058 ÷ 437,743,706 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$80,816,572 ÷ 80,817,060 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$356,630,233 ÷ 356,632,388 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$275,296,807 ÷ 275,298,465 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$11,355,770
Expenses:
Investment adviser fee (Note 4)		$1,942,405
Administrative fee (Note 4)		776,989
Custodian fees		33,745
Transfer agent fee (Note 2)		239,323
Directors'/Trustees' fees (Note 4)		7,337
Auditing fees		11,670
Legal fees		12,748
Portfolio accounting fees		126,985
Distribution services fee (Note 4)		1,072,046
Other service fees (Notes 2 and 4)		1,208,443
Share registration costs		95,432
Printing and postage		24,441
Miscellaneous (Note 4)		13,188
TOTAL EXPENSES		5,564,752
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(981,380)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(208,325)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,189,705)
Net expenses			4,375,047
Net investment income			6,980,723
Net realized gain on investments			4,691
Change in net assets resulting from operations			$6,985,414
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,980,723	$7,180,749
Net realized gain on investments	4,691	1,438,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,985,414	8,618,995
Distributions to Shareholders:
Distributions from net investment income
Automated Shares[1]	(124,899)	(0)[2]
Investment Shares	(104,405)	(67,766)
Wealth Shares	(3,896,780)	(4,007,891)
Service Shares	(1,414,409)	(1,676,312)
Cash II Shares	(102,159)	(36,942)
Cash Series Shares	(265,711)	(17,163)
Capital Shares	(1,073,896)	(1,373,181)
Distributions from net realized gain on investments
Automated Shares[1]	(22,528)	(0)[2]
Investment Shares	(18,730)	(43,455)
Wealth Shares	(309,939)	(310,551)
Service Shares	(167,587)	(268,524)
Cash II Shares	(28,735)	(59,645)
Cash Series Shares	(143,471)	(145,111)
Capital Shares	(87,164)	(148,661)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,760,413)	(8,155,202)
Semi-Annual Shareholder Report
23

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Share Transactions:
Proceeds from sale of shares	2,982,500,922	4,280,412,226
Net asset value of shares issued to shareholders in payment of distributions declared	5,936,606	5,517,266
Cost of shares redeemed	(2,344,907,780)	(4,846,178,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	643,529,748	(560,249,138)
Change in net assets	642,754,749	(559,785,345)
Net Assets:
Beginning of period	1,568,642,857	2,128,428,202
End of period (including undistributed net investment income of $2,290 and $3,826, respectively)	$2,211,397,606	$1,568,642,857
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
Semi-Annual Shareholder Report
25

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,189,705 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$18,230	$—
Investment Shares	30,940	—
Wealth Shares	9,970	—
Service Shares	4,954	(37)
Cash II Shares	36,300	—
Cash Series Shares	135,818	(31,531)
Capital Shares	3,111	(3)
TOTAL	$239,323	$(31,571)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
26

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$45,029	$—	$—
Investment Shares	75,484	—	—
Service Shares	501,926	—	—
Cash II Shares	103,936	—	—
Cash Series Shares	354,451	(3,994)	(7,690)
Capital Shares	127,617	—	—
TOTAL	$1,208,443	$(3,994)	$(7,690)
For the six months ended January 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018[1]		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	91,039,415	$91,039,415	—	$—
Shares issued to shareholders in payment of distributions declared	147,230	147,230	—	—
Shares redeemed	(27,461,101)	(27,461,101)	(—)	(—)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	63,725,544	$63,725,544	—	$—

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	35,026,691	$35,026,691	96,537,283	$96,537,283
Shares issued to shareholders in payment of distributions declared	123,135	123,135	111,221	111,221
Shares redeemed	(61,902,472)	(61,902,472)	(84,303,177)	(84,303,177)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(26,752,646)	$(26,752,646)	12,345,327	$12,345,327

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,275,531,846	$1,275,531,846	2,278,067,077	$2,278,067,077
Shares issued to shareholders in payment of distributions declared	2,621,852	2,621,852	2,097,061	2,097,061
Shares redeemed	(989,709,708)	(989,709,708)	(2,617,171,233)	(2,617,171,233)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	288,443,990	$288,443,990	(337,007,095)	$(337,007,095)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	679,674,047	$679,674,047	889,904,272	$889,904,272
Shares issued to shareholders in payment of distributions declared	1,357,686	1,357,686	1,694,175	1,694,175
Shares redeemed	(612,816,676)	(612,816,676)	(1,106,881,411)	(1,106,881,411)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	68,215,057	$68,215,057	(215,282,964)	$(215,282,964)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	48,660,847	$48,660,847	82,520,844	$82,520,844
Shares issued to shareholders in payment of distributions declared	128,965	128,965	96,023	96,023
Shares redeemed	(56,813,961)	(56,813,961)	(112,739,468)	(112,739,468)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(8,024,149)	$(8,024,149)	(30,122,601)	$(30,122,601)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	623,190,618	$623,190,618	391,070,412	$391,070,412
Shares issued to shareholders in payment of distributions declared	404,515	404,515	161,750	161,750
Shares redeemed	(385,879,732)	(385,879,732)	(483,252,753)	(483,252,753)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	237,715,401	$237,715,401	(92,020,591)	$(92,020,591)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	229,377,458	$229,377,458	542,312,338	$542,312,338
Shares issued to shareholders in payment of distributions declared	1,153,223	1,153,223	1,357,036	1,357,036
Shares redeemed	(210,324,130)	(210,324,130)	(441,830,588)	(441,830,588)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,206,551	$20,206,551	101,838,786	$101,838,786
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	643,529,748	$643,529,748	(560,249,138)	$(560,249,138)
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $981,380 of its fee and reimbursed $31,571 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Prior to their re-designation as Automated Shares on September 28, 2017, the Trust Shares were also subject to the Plan at 0.25% of its average daily net assets. Automated Shares are not subject to the Plan.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$75,556	$(9,066)
Class II Shares	145,694	—
Cash Series Shares	850,682	(155,958)
Trust Shares (re-designated as Automated Shares)	114	(46)
TOTAL	$1,072,046	$(165,070)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $251,031 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $823 and reimbursed $3,994 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% (effective September 28, 2017), 0.78%, 0.21%, 0.46%, 0.91%, 1.02% (effective September 1, 2017) and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $702,645,000 and $571,480,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,005.10	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
40

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Service | PRCXX	Cash II | PCDXX	Cash Series | PTSXX
	Capital | PCCXX	Trust | PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	30.4%
Commercial Paper	28.1%
Bank Instruments	21.2%
Other Repurchase Agreements and Repurchase Agreements	20.1%
Cash Equivalents[2]	0.4%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.2%[5]
8 to 30 Days	25.0%
31 to 90 Days	20.8%
91 to 180 Days	6.3%
181 Days or more	2.9%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 25.7% of the Fund's portfolio.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount or Shares			Value
		BANK NOTE—0.5%
		Finance - Banking—0.5%
$35,000,000		Bank of America N.A., 1.500%, 4/18/2018	$35,000,000
		CERTIFICATES OF DEPOSIT—9.2%
		Finance - Banking—9.2%
65,000,000		Bank of Montreal, 1.590%—1.600%, 7/13/2018 - 7/20/2018	65,000,000
30,000,000		Bank of Nova Scotia, Toronto, 1.500%, 5/25/2018	30,000,000
22,000,000		BMO Harris Bank, N.A., 1.520%, 2/13/2018	22,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/6/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	10,000,000
50,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	50,500,000
84,000,000		Mizuho Bank Ltd., 1.510%—1.550%, 2/15/2018 - 2/28/2018	83,922,213
20,000,000		Mizuho Bank Ltd., 1.600%, 3/7/2018	20,000,000
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.430%, 2/6/2018	250,000,000
5,000,000		Toronto Dominion Bank, 1.600%, 7/20/2018	5,000,000
40,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	39,543,185
25,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	25,000,000
		TOTAL	650,965,398
		TOTAL CERTIFICATES OF DEPOSIT	650,965,398
	[1]	COMMERCIAL PAPER—28.1%
		Aerospace/Auto—3.0%
62,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.527%—1.578%, 4/6/2018 - 4/26/2018	61,800,581
77,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 1.440%—1.701%, 3/19/2018 - 7/19/2018	76,471,776
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.507%, 4/3/2018	74,810,646
		TOTAL	213,083,003
		Finance - Banking—11.8%
32,000,000		Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.612%, 2/27/2018	31,962,791
248,600,000		Bank of Nova Scotia, Toronto, 1.486%—1.809%, 3/27/2018 - 5/23/2018	247,854,354
32,800,000		Banque et Caisse d'Epargne de L'Etat, 1.420%, 3/1/2018	32,764,029
74,600,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605%—2.000%, 7/13/2018 - 10/9/2018	73,977,936
105,000,000		Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.556%—1.808%, 3/7/2018 - 5/1/2018	104,695,530
23,000,000		J.P. Morgan Securities LLC, 1.558%, 5/18/2018	22,895,708
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$14,750,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.450%—1.494%, 2/1/2018 - 2/2/2018	$14,749,586
8,000,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 1.593%, 4/13/2018	7,975,071
95,500,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.627%—1.777%, 3/12/2018 - 3/19/2018	95,303,724
115,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.435%—1.808%, 2/1/2018 - 4/2/2018	114,826,528
53,000,000		NRW.Bank, 1.425%—1.457%, 2/26/2018 - 3/5/2018	52,934,592
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,621,066
		TOTAL	829,560,915
		Finance - Retail—3.4%
80,000,000		Barton Capital S.A., 1.554%—1.602%, 2/9/2018 - 2/27/2018	79,956,222
39,000,000		CRC Funding, LLC, 1.395%—1.746%, 2/2/2018 - 6/18/2018	38,802,144
15,000,000		Old Line Funding, LLC, 1.715%, 6/11/2018	14,907,917
83,000,000		Starbird Funding Corp., 1.475%—1.536%, 2/13/2018 - 2/26/2018	82,939,293
24,000,000		Thunder Bay Funding, LLC, 1.715%—1.776%, 6/5/2018 - 6/15/2018	23,851,726
		TOTAL	240,457,302
		Finance - Securities—2.9%
37,500,000		Anglesea Funding LLC, 1.430%—1.758%, 3/1/2018 - 4/3/2018	37,431,819
158,700,000		Collateralized Commercial Paper Co. LLC, 1.558%—1.917%, 4/6/2018 - 9/7/2018	157,774,117
8,500,000		Collateralized Commercial Paper II Co. LLC, 1.558%—1.568%, 4/6/2018 - 4/13/2018	8,476,155
		TOTAL	203,682,091
		Sovereign—7.0%
147,500,000		Caisse des Depots et Consignations (CDC), 1.526%—1.809%, 3/2/2018 - 3/27/2018	147,289,883
348,700,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.410%—1.628%, 2/5/2018 - 3/29/2018	348,232,908
		TOTAL	495,522,791
		TOTAL COMMERCIAL PAPER	1,982,306,102
	[2]	NOTES - VARIABLE—30.4%
		Aerospace & Defense—0.1%
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.804% (3-month USLIBOR +0.100%), 4/6/2018	10,000,000
		Finance - Banking—24.3%
50,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.625% (3-month USLIBOR +0.130%), 3/5/2018	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$35,000,000		Bank of Montreal, 1.758% (1-month USLIBOR +0.190%), 2/2/2018	$35,000,000
25,000,000		Bank of Montreal, 1.764% (1-month USLIBOR +0.210%), 2/12/2018	25,000,000
22,000,000		Bank of Montreal, 1.808% (1-month USLIBOR +0.240%), 2/2/2018	22,000,000
60,000,000		Bank of Montreal, 1.840% (1-month USLIBOR +0.280%), 2/26/2018	60,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.523% (3-month USLIBOR +0.110%), 2/12/2018	20,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.775% (1-month USLIBOR +0.220%), 2/6/2018	10,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.783% (1-month USLIBOR +0.230%), 2/9/2018	20,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.788% (1-month USLIBOR +0.220%), 2/2/2018	3,000,000
47,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.845% (3-month USLIBOR +0.170%), 3/20/2018	47,000,000
53,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.872% (3-month USLIBOR +0.150%), 4/16/2018	53,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.910% (3-month USLIBOR +0.150%), 4/30/2018	20,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.045% (1-month USLIBOR +0.490%), 2/8/2018	30,000,000
23,100,000		Canadian Imperial Bank of Commerce, 1.757% (1-month USLIBOR +0.200%), 2/5/2018	23,100,000
60,000,000		Canadian Imperial Bank of Commerce, 1.767% (1-month USLIBOR +0.200%), 2/27/2018	60,000,000
55,000,000		Canadian Imperial Bank of Commerce, 1.768% (1-month USLIBOR +0.200%), 2/2/2018	55,000,000
38,000,000		Canadian Imperial Bank of Commerce, 1.785% (1-month USLIBOR +0.230%), 2/8/2018	38,000,000
2,000,000		Canadian Imperial Bank of Commerce, 1.796% (1-month USLIBOR +0.240%), 2/19/2018	2,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.797% (1-month USLIBOR +0.230%), 2/28/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.801% (1-month USLIBOR +0.240%), 2/22/2018	10,000,000
7,635,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	7,635,000
4,300,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2018	4,300,000
50,000,000		Commonwealth Bank of Australia, 1.749% (1-month USLIBOR +0.190%), 2/14/2018	49,996,875
50,000,000		Commonwealth Bank of Australia, 1.754% (1-month USLIBOR +0.200%), 2/12/2018	49,998,243
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$52,000,000		Commonwealth Bank of Australia, 1.827% (1-month USLIBOR +0.260%), 2/28/2018	$52,000,000
10,000,000		Commonwealth Bank of Australia, 1.852% (3-month USLIBOR +0.130%), 4/13/2018	10,000,482
17,000,000		Commonwealth Bank of Australia, 1.864% (3-month USLIBOR +0.120%), 4/23/2018	17,000,000
13,970,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	13,970,000
7,555,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.560%, 2/1/2018	7,555,000
3,670,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.550%, 2/1/2018	3,670,000
5,465,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	5,465,000
16,755,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	16,755,000
320,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.550%, 2/7/2018	320,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.500%, 2/1/2018	200,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	3,000,000
1,440,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	1,440,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 1.560%, 2/1/2018	29,435,000
4,340,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 1.550%, 2/7/2018	4,340,000
3,550,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/1/2018	3,550,000
10,000,000		Royal Bank of Canada, 1.767% (1-month USLIBOR +0.200%), 2/28/2018	10,000,000
50,000,000		Royal Bank of Canada, 1.805% (1-month USLIBOR +0.250%), 2/8/2018	50,000,000
10,000,000		Royal Bank of Canada, 1.812% (1-month USLIBOR +0.250%), 2/5/2018	10,000,000
11,670,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 1.480%, 2/1/2018	11,670,000
6,500,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.600%, 2/1/2018	6,500,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.560%, 2/1/2018	$15,000,000
6,330,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	6,330,000
50,000,000		Sumitomo Mitsui Banking Corp., 1.754% (1-month USLIBOR +0.200%), 2/12/2018	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.767% (1-month USLIBOR +0.200%), 2/28/2018	100,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 1.768% (1-month USLIBOR +0.200%), 2/1/2018	80,000,000
30,000,000		Sumitomo Mitsui Banking Corp., 1.773% (1-month USLIBOR +0.200%), 2/28/2018	30,000,000
1,570,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.650%, 2/2/2018	1,570,000
8,740,000		Tack Capital Co., Series 2001-A, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	8,740,000
85,000,000		Toronto Dominion Bank, 1.651% (3-month USLIBOR +0.270%), 2/2/2018	85,000,000
100,000,000		Toronto Dominion Bank, 1.811% (1-month USLIBOR +0.250%), 2/26/2018	100,000,000
6,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2018	6,400,000
5,000,000		Wells Fargo Bank, N.A., 1.671% (3-month USLIBOR +0.280%), 2/6/2018	5,000,000
26,000,000		Wells Fargo Bank, N.A., 1.767% (1-month USLIBOR +0.210%), 2/5/2018	26,000,000
36,000,000		Wells Fargo Bank, N.A., 1.777% (1-month USLIBOR +0.210%), 2/27/2018	36,000,000
7,000,000		Wells Fargo Bank, N.A., 1.779% (1-month USLIBOR +0.220%), 2/16/2018	6,995,284
30,000,000		Wells Fargo Bank, N.A., 1.806% (1-month USLIBOR +0.250%), 2/20/2018	30,000,000
15,500,000		Wells Fargo Bank, N.A., 1.806% (1-month USLIBOR +0.250%), 2/20/2018	15,493,479
30,000,000		Wells Fargo Bank, N.A., 1.807% (1-month USLIBOR +0.250%), 2/5/2018	30,000,000
20,000,000		Wells Fargo Bank, N.A., 1.873% (3-month USLIBOR +0.180%), 3/27/2018	20,000,000
1,000,000		Wells Fargo Bank, N.A., 2.019% (1-month USLIBOR +0.460%), 2/13/2018	1,000,000
43,000,000		Westpac Banking Corp. Ltd., Sydney, 1.785% (1-month USLIBOR +0.230%), 2/5/2018	43,000,000
		TOTAL	1,718,099,363
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—1.6%
$50,000,000		Old Line Funding, LLC, 1.709% (1-month USLIBOR +0.150%), 2/15/2018	$50,000,000
27,000,000		Old Line Funding, LLC, 1.721% (1-month USLIBOR +0.160%), 2/20/2018	26,999,858
35,000,000		Old Line Funding, LLC, 1.758% (3-month USLIBOR +0.100%), 3/22/2018	35,000,000
		TOTAL	111,999,858
		Finance - Securities—2.9%
20,000,000		Anglesea Funding LLC, 1.810% (1-month USLIBOR +0.250%), 2/26/2018	20,000,000
25,000,000		Anglesea Funding LLC, 1.834% (1-month USLIBOR +0.280%), 2/12/2018	25,000,000
15,000,000		Anglesea Funding LLC, 1.835% (1-month USLIBOR +0.280%), 2/6/2018	15,000,000
35,000,000		Collateralized Commercial Paper Co. LLC, 1.748% (1-month USLIBOR +0.180%), 2/2/2018	35,000,000
50,000,000		Collateralized Commercial Paper Co. LLC, 1.780% (1-month USLIBOR +0.220%), 2/26/2018	50,000,000
40,500,000		Collateralized Commercial Paper Co. LLC, 1.793% (1-month USLIBOR +0.220%), 2/28/2018	40,500,000
10,000,000		Collateralized Commercial Paper II Co. LLC, 1.865% (3-month USLIBOR +0.160%), 4/4/2018	10,000,000
7,500,000		Collateralized Commercial Paper II Co. LLC, 1.895% (3-month USLIBOR +0.200%), 3/28/2018	7,500,000
		TOTAL	203,000,000
		Government Agency—1.5%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	6,700,000
35,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 1.770%, 2/1/2018	35,000
16,550,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 1.540%, 2/7/2018	16,550,000
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.560%, 2/1/2018	2,150,000
7,805,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.560%, 2/1/2018	7,805,000
4,480,000		Flamingo Enterprises, Inc., Series 2008, (FHLB of Atlanta LOC), 1.860%, 2/1/2018	4,480,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	5,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	$4,000,000
375,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.760%, 2/1/2018	375,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	7,450,000
15,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	15,000,000
10,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	10,000,000
3,450,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 1.860%, 2/1/2018	3,450,000
		TOTAL	106,815,000
		TOTAL NOTES - VARIABLE	2,149,914,221
		TIME DEPOSITS—11.5%
		Finance - Banking—11.5%
249,000,000		ABN Amro Bank NV, 1.460%, 2/6/2018	249,000,000
265,000,000		Credit Industriel et Commercial, 1.340%, 2/1/2018	265,000,000
100,000,000		DNB Bank ASA, 1.320%, 2/1/2018	100,000,000
100,000,000		Nordea Bank AB, 1.340%, 2/1/2018	100,000,000
100,000,000		Northern Trust Co., Chicago, IL, 1.250%, 2/1/2018	100,000,000
		TOTAL	814,000,000
		TOTAL TIME DEPOSITS	814,000,000
		INVESTMENT COMPANY—0.4%
26,997,500	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[4] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—13.1%
		Finance - Banking—13.1%
$50,000,000		BMO Capital Markets Corp., 1.52%, dated 1/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,002,111 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes and treasury bills with a market value of $51,002,208 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$75,000,000	BNP Paribas SA, 1.55%, dated 1/31/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,007,535 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, municipal bonds and sovereign securities with a market value of $178,507,686 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
50,000,000	BNP Paribas SA, 1.57%, dated 1/29/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,130,833 on 2/28/2018, in which corporate bonds, sovereign and U.S. Government Agency securities with a market value of $102,133,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
1,000,000	BNP Paribas SA, 1.72%, dated 1/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,194 on 2/1/2018, in which corporate bonds with a market value of $25,501,877 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
25,000,000	CIBC World Markets Corp., 1.45%, dated 1/31/2018, interest in a $67,000,000 collateralized loan agreement will repurchase securities provided as collateral for $67,002,699 on 2/1/2018, in which U.S. Treasury and corporate bonds with a market value of $68,341,891 have been received as collateral and held with JPMorgan Chase as tri-party agent.	25,000,000
10,000,000	Citigroup Global Markets, Inc., 1.62%, dated 1/31/2018, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,007,650 on 2/1/2018, in which American depository receipts and exchange-traded funds with a market value of $173,407,824 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
50,000,000	Citigroup Global Markets, Inc., 2.48%, dated 8/2/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,945,500 on 2/1/2018, in which medium-term notes with a market value of $77,085,486 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 2.53%, dated 8/2/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,607,604 on 2/1/2018, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,684,141 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	HSBC Securities (USA), Inc., 1.52%, dated 1/31/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,004,222 on 2/1/2018, in which asset-backed securities with a market value of $102,000,770 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$40,000,000	HSBC Securities (USA), Inc., 1.52%, dated 1/31/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,167 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $76,387,875 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$40,000,000
116,000,000	HSBC Securities (USA), Inc., 1.62%, dated 1/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,014,850 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $336,589,171 have been received as collateral and held with JPMorgan Chase as tri-party agent.	116,000,000
80,325,000	MUFG Securities Americas, Inc., 1.62%, dated 1/31/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,009,000 on 2/1/2018, in which asset- backed securities, corporate bonds, commercial paper, medium-term notes, convertible bonds, American depository receipts, unit trust and municipal bonds, with a market value of $204,009,181 have been received as collateral and held with BNY Mellon as tri-party agent.	80,325,000
133,000,000	MUFG Securities Americas, Inc., 1.63%, dated 1/17/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,135,833 on 2/1/2018, in which asset- backed securities, corporate bonds, commercial paper, exchange- traded funds, medium-term notes, convertible bonds, American depository receipts, unit trust and municipal bonds, with a market value of $204,139,178 have been received as collateral and held with BNY Mellon as tri-party agent.	133,000,000
95,000,000	Mitsubishi UFJ Securities (USA), Inc., 2.53%, dated 1/12/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,674,667 on 3/13/2018, in which collateralized mortgage obligations with a market value of $163,429,387 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Wells Fargo Securities LLC, 2.22%, dated 1/29/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,488,400 on 4/27/2018, in which collateralized mortgage obligations with a market value of $91,816,983 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	925,325,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—7.0%
	Finance - Banking—7.0%
$496,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138.	$496,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $7,080,510,921)[5]	7,080,510,921
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(14,740,778)
	TOTAL NET ASSETS—100%	$7,065,770,143
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 1/31/2018	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$99,346
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Semi-Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bank Note	$—	$35,000,000	$—	$35,000,000
Certificates of Deposit	—	650,965,398	—	650,965,398
Commercial Paper	—	1,982,306,102	—	1,982,306,102
Notes—Variable	—	2,149,914,221	—	2,149,914,221
Time Deposits	—	814,000,000	—	814,000,000
Other Repurchase Agreements	—	925,325,000	—	925,325,000
Repurchase Agreements	—	496,000,000	—	496,000,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$7,053,510,721	$—	$7,080,510,921
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.005	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.005	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.005)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.48%	0.45%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.51%[5]	0.51%	0.48%	0.30%[5]
Net investment income	0.95%[5]	0.37%	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.13%	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$360,444	$346,013	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.16%	0.04%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.15%[5]	0.82%	0.56%	0.31%[5]
Net investment income	0.31%[5]	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.18%[5]	0.51%	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,164	$51,059	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.003	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.008	0.003	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.64%	0.75%	0.27%	0.05%	0.03%	0.10%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	1.26%[3]	0.71%	0.26%	0.05%	0.03%	0.10%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,898,384	$2,868,583	$6,447,093	$10,562,802	$10,709,538	$16,653,985
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.005	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.005	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.51%	0.50%	0.08%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.45%	0.40%	0.24%	0.22%	0.30%
Net investment income	1.01%[3]	0.47%	0.08%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.16%	0.30%	0.31%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,254,979	$1,215,338	$2,044,619	$1,959,603	$1,032,001	$1,058,246
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.002	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.003)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.28%	0.16%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.79%	0.54%	0.30%[5]
Net investment income	0.56%[5]	0.16%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.24%	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,174,297	$1,196,268	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.001	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.23%	0.08%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.01%[5]	0.70%	0.51%	0.30%[5]
Net investment income	0.45%[5]	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.23%[5]	0.57%	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,479	$28,365	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.007	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.007	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.58%	0.65%	0.17%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.24%	0.22%	0.28%
Net investment income	1.16%[3]	0.45%	0.17%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.13%[3]	0.12%	0.10%	0.15%	0.17%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$293,691	$203,594	$1,570,124	$2,139,131	$2,616,257	$2,883,158
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.003	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.003	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.003)	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.003)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.38%	0.29%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%[5]	0.63%	0.55%	0.30%[5]
Net investment income	0.76%[5]	0.15%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.20%	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,332	$13,188	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$1,421,325,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	5,659,185,921
Investment in securities, at value (identified cost $7,080,510,921)		$7,080,510,921
Cash		36,123
Income receivable		5,108,587
Receivable for shares sold		17,177,972
TOTAL ASSETS		7,102,833,603
Liabilities:
Payable for shares redeemed	$33,797,704
Income distribution payable	1,224,597
Payable to adviser (Note 4)	13,851
Payable for administrative fees (Note 4)	15,548
Payable for Directors'/Trustees' fees (Note 4)	7,446
Payable for distribution services fee (Note 4)	384,780
Payable for other service fees (Note 4)	630,076
Accrued expenses (Note 4)	989,458
TOTAL LIABILITIES		37,063,460
Net assets for 7,065,746,242 shares outstanding		$7,065,770,143
Net Assets Consist of:
Paid-in capital		$7,065,737,326
Accumulated net realized gain on investments		1,938
Undistributed net investment income		30,879
TOTAL NET ASSETS		$7,065,770,143
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$360,443,931 ÷ 360,442,734 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$44,164,426 ÷ 44,164,279 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$3,898,383,732 ÷ 3,898,370,549 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,254,979,473 ÷ 1,254,975,260 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,174,296,580 ÷ 1,174,292,609 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$27,479,413 ÷ 27,479,317 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$293,690,808 ÷ 293,689,756 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$12,331,780 ÷ 12,331,738 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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23

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$49,380,415
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			99,346
TOTAL INCOME			49,479,761
Expenses:
Investment adviser fee (Note 4)		$6,751,344
Administrative fee (Note 4)		2,699,996
Custodian fees		119,678
Transfer agent fee (Note 2)		1,913,410
Directors'/Trustees' fees (Note 4)		27,630
Auditing fees		12,414
Legal fees		4,712
Portfolio accounting fees		131,048
Distribution services fee (Note 4)		2,296,524
Other service fees (Notes 2 and 4)		3,739,504
Share registration costs		125,577
Printing and postage		183,225
Miscellaneous (Note 4)		75,912
TOTAL EXPENSES		18,080,974
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 4)	$(4,409,467)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(26,293)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,435,760)
Net expenses			13,645,214
Net investment income			35,834,547
Net realized gain on investments			2,001
Change in net assets resulting from operations			$35,836,548
See Notes which are an integral part of the Financial Statements
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24

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,834,547	$31,892,392
Net realized gain on investments	2,001	35,928
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,836,548	31,928,320
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(1,761,072)	(1,924,874)
Class R Shares	(73,610)	(26,972)
Wealth Shares	(22,417,509)	(19,832,875)
Service Shares	(6,398,295)	(6,409,299)
Cash II Shares	(3,337,542)	(2,026,304)
Cash Series Shares	(63,111)	(39,311)
Capital Shares	(1,706,071)	(1,598,954)
Trust Shares	(50,383)	(52,139)
Distributions from net realized gain on investments
Automated Shares	(531)	(3,333)
Class R Shares	(72)	(942)
Wealth Shares	(4,919)	(15,632)
Service Shares	(1,831)	(7,720)
Cash II Shares	(1,772)	(7,151)
Cash Series Shares	(39)	(2,387)
Capital Shares	(396)	(2,404)
Trust Shares	(20)	(251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(35,817,173)	$(31,950,548)
Semi-Annual Shareholder Report
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Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Share Transactions:
Proceeds from sale of shares	$7,223,298,108	$15,495,395,612
Net asset value of shares issued to shareholders in payment of distributions declared	29,264,597	22,215,752
Cost of shares redeemed	(6,109,219,364)	(23,022,049,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,143,343,341	(7,504,438,516)
Change in net assets	1,143,362,716	(7,504,460,744)
Net Assets:
Beginning of period	5,922,407,427	13,426,868,171
End of period (including undistributed net investment income of $30,879 and $3,925, respectively)	$7,065,770,143	$5,922,407,427
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
Semi-Annual Shareholder Report
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment
Semi-Annual Shareholder Report
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income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $4,435,760 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$162,509	$—
Class R Shares	68,878	(118)
Wealth Shares	621,671	(48)
Service Shares	222,245	—
Cash II Shares	771,077	—
Cash Series Shares	13,208	—
Capital Shares	51,475	—
Trust Shares	2,347	(14)
TOTAL	$1,913,410	$(180)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $92,815 of other service fees for the six months ended January 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$462,126
Class R Shares	58,546
Service Shares	1,538,799
Cash II Shares	1,481,412
Cash Series Shares	35,337
Capital Shares	147,027
Trust Shares	16,257
TOTAL	$3,739,504
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For the six months ended January 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	297,421,994	$297,421,994	800,439,237	$800,439,237
Shares issued to shareholders in payment of distributions declared	1,714,638	1,714,638	1,864,443	1,864,443
Shares redeemed	(284,706,717)	(284,706,717)	(1,556,512,891)	(1,556,512,891)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	14,429,915	$14,429,915	(754,209,211)	$(754,209,211)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,390,491	$9,390,491	59,023,688	$59,023,688
Shares issued to shareholders in payment of distributions declared	72,856	72,856	27,334	27,334
Shares redeemed	(16,357,533)	(16,357,533)	(239,214,264)	(239,214,264)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,894,186)	$(6,894,186)	(180,163,242)	$(180,163,242)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	4,039,582,350	$4,039,582,350	8,790,671,857	$8,790,671,857
Shares issued to shareholders in payment of distributions declared	16,461,787	16,461,787	11,352,426	11,352,426
Shares redeemed	(3,026,254,251)	(3,026,254,251)	(12,380,523,610)	(12,380,523,610)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,029,789,886	$1,029,789,886	(3,578,499,327)	$(3,578,499,327)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,668,571,179	$1,668,571,179	2,735,899,479	$2,735,899,479
Shares issued to shareholders in payment of distributions declared	6,001,608	6,001,608	5,964,035	5,964,035
Shares redeemed	(1,634,934,805)	(1,634,934,805)	(3,571,141,035)	(3,571,141,035)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	39,637,982	$39,637,982	(829,277,521)	$(829,277,521)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	884,802,815	$884,802,815	1,696,957,399	$1,696,957,399
Shares issued to shareholders in payment of distributions declared	3,323,078	3,323,078	2,016,826	2,016,826
Shares redeemed	(910,100,195)	(910,100,195)	(1,980,474,203)	(1,980,474,203)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(21,974,302)	$(21,974,302)	(281,499,978)	$(281,499,978)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	43,807,631	$43,807,631	201,457,025	$201,457,025
Shares issued to shareholders in payment of distributions declared	62,427	62,427	39,351	39,351
Shares redeemed	(44,755,416)	(44,755,416)	(645,241,018)	(645,241,018)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(885,358)	$(885,358)	(443,744,642)	$(443,744,642)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	275,687,576	$275,687,576	1,159,289,065	$1,159,289,065
Shares issued to shareholders in payment of distributions declared	1,578,257	1,578,257	900,323	900,323
Shares redeemed	(187,170,315)	(187,170,315)	(2,526,716,120)	(2,526,716,120)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	90,095,518	$90,095,518	(1,366,526,732)	$(1,366,526,732)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,034,072	$4,034,072	51,657,862	$51,657,862
Shares issued to shareholders in payment of distributions declared	49,946	49,946	51,014	51,014
Shares redeemed	(4,940,132)	(4,940,132)	(122,226,739)	(122,226,739)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(856,114)	$(856,114)	(70,517,863)	$(70,517,863)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,143,343,341	$1,143,343,341	(7,504,438,516)	$(7,504,438,516)
Semi-Annual Shareholder Report
32

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $4,399,896 of its fee and voluntarily reimbursed $180 of transfer agent fees.
The Adviser has agreed to waive their fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser waived and/or reimbursed $9,571.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$119,787	$(11,979)
Cash II Shares	2,075,380	—
Cash Series Shares	84,808	(14,134)
Trust Shares	16,549	—
TOTAL	$2,296,524	$(26,113)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $122,192 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $19,786 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,900,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,004.80	$2.58
Class R Shares	$1,000	$1,001.60	$5.80
Wealth Shares	$1,000	$1,006.40	$1.01
Service Shares	$1,000	$1,005.10	$2.27
Cash II Shares	$1,000	$1,002.80	$4.54
Cash Series Shares	$1,000	$1,002.30	$5.10
Capital Shares	$1,000	$1,005.80	$1.52
Trust Shares	$1,000	$1,003.80	$3.54
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.60	$2.60
Class R Shares	$1,000	$1,019.40	$5.85
Wealth Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.90	$2.29
Cash II Shares	$1,000	$1,020.70	$4.58
Cash Series Shares	$1,000	$1,020.10	$5.14
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,021.70	$3.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.51%
Class R Shares	1.15%
Wealth Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.01%
Capital Shares	0.30%
Trust Shares	0.70%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Wealth | PCOXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

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1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	30.4%
Commercial Paper	28.1%
Bank Instruments	21.2%
Other Repurchase Agreements and Repurchase Agreements	20.1%
Cash Equivalents[2]	0.4%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.2%[5]
8 to 30 Days	25.0%
31 to 90 Days	20.8%
91 to 180 Days	6.3%
181 Days or more	2.9%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 25.7% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount or Shares			Value
		BANK NOTE—0.5%
		Finance - Banking—0.5%
$35,000,000		Bank of America N.A., 1.500%, 4/18/2018	$35,000,000
		CERTIFICATES OF DEPOSIT—9.2%
		Finance - Banking—9.2%
65,000,000		Bank of Montreal, 1.590%—1.600%, 7/13/2018 - 7/20/2018	65,000,000
30,000,000		Bank of Nova Scotia, Toronto, 1.500%, 5/25/2018	30,000,000
22,000,000		BMO Harris Bank, N.A., 1.520%, 2/13/2018	22,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/6/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	10,000,000
50,500,000		Commonwealth Bank of Australia, 1.600%, 9/21/2018	50,500,000
84,000,000		Mizuho Bank Ltd., 1.510%—1.550%, 2/15/2018 - 2/28/2018	83,922,213
20,000,000		Mizuho Bank Ltd., 1.600%, 3/7/2018	20,000,000
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.430%, 2/6/2018	250,000,000
5,000,000		Toronto Dominion Bank, 1.600%, 7/20/2018	5,000,000
40,000,000		Toronto Dominion Bank, 1.700%, 10/5/2018	39,543,185
25,000,000		Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	25,000,000
		TOTAL	650,965,398
		TOTAL CERTIFICATES OF DEPOSIT	650,965,398
	[1]	COMMERCIAL PAPER—28.1%
		Aerospace/Auto—3.0%
62,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.527%—1.578%, 4/6/2018 - 4/26/2018	61,800,581
77,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 1.440%—1.701%, 3/19/2018 - 7/19/2018	76,471,776
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.507%, 4/3/2018	74,810,646
		TOTAL	213,083,003
		Finance - Banking—11.8%
32,000,000		Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.612%, 2/27/2018	31,962,791
248,600,000		Bank of Nova Scotia, Toronto, 1.486%—1.809%, 3/27/2018 - 5/23/2018	247,854,354
32,800,000		Banque et Caisse d'Epargne de L'Etat, 1.420%, 3/1/2018	32,764,029
74,600,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605%—2.000%, 7/13/2018 - 10/9/2018	73,977,936
105,000,000		Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.556%—1.808%, 3/7/2018 - 5/1/2018	104,695,530
23,000,000		J.P. Morgan Securities LLC, 1.558%, 5/18/2018	22,895,708
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3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$14,750,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.450%—1.494%, 2/1/2018 - 2/2/2018	$14,749,586
8,000,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 1.593%, 4/13/2018	7,975,071
95,500,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.627%—1.777%, 3/12/2018 - 3/19/2018	95,303,724
115,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.435%—1.808%, 2/1/2018 - 4/2/2018	114,826,528
53,000,000		NRW.Bank, 1.425%—1.457%, 2/26/2018 - 3/5/2018	52,934,592
30,000,000		Toronto Dominion Bank, 1.760%, 10/22/2018	29,621,066
		TOTAL	829,560,915
		Finance - Retail—3.4%
80,000,000		Barton Capital S.A., 1.554%—1.602%, 2/9/2018 - 2/27/2018	79,956,222
39,000,000		CRC Funding, LLC, 1.395%—1.746%, 2/2/2018 - 6/18/2018	38,802,144
15,000,000		Old Line Funding, LLC, 1.715%, 6/11/2018	14,907,917
83,000,000		Starbird Funding Corp., 1.475%—1.536%, 2/13/2018 - 2/26/2018	82,939,293
24,000,000		Thunder Bay Funding, LLC, 1.715%—1.776%, 6/5/2018 - 6/15/2018	23,851,726
		TOTAL	240,457,302
		Finance - Securities—2.9%
37,500,000		Anglesea Funding LLC, 1.430%—1.758%, 3/1/2018 - 4/3/2018	37,431,819
158,700,000		Collateralized Commercial Paper Co. LLC, 1.558%—1.917%, 4/6/2018 - 9/7/2018	157,774,117
8,500,000		Collateralized Commercial Paper II Co. LLC, 1.558%—1.568%, 4/6/2018 - 4/13/2018	8,476,155
		TOTAL	203,682,091
		Sovereign—7.0%
147,500,000		Caisse des Depots et Consignations (CDC), 1.526%—1.809%, 3/2/2018 - 3/27/2018	147,289,883
348,700,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.410%—1.628%, 2/5/2018 - 3/29/2018	348,232,908
		TOTAL	495,522,791
		TOTAL COMMERCIAL PAPER	1,982,306,102
	[2]	NOTES - VARIABLE—30.4%
		Aerospace & Defense—0.1%
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.804% (3-month USLIBOR +0.100%), 4/6/2018	10,000,000
		Finance - Banking—24.3%
50,000,000		ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.625% (3-month USLIBOR +0.130%), 3/5/2018	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$35,000,000		Bank of Montreal, 1.758% (1-month USLIBOR +0.190%), 2/2/2018	$35,000,000
25,000,000		Bank of Montreal, 1.764% (1-month USLIBOR +0.210%), 2/12/2018	25,000,000
22,000,000		Bank of Montreal, 1.808% (1-month USLIBOR +0.240%), 2/2/2018	22,000,000
60,000,000		Bank of Montreal, 1.840% (1-month USLIBOR +0.280%), 2/26/2018	60,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.523% (3-month USLIBOR +0.110%), 2/12/2018	20,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.775% (1-month USLIBOR +0.220%), 2/6/2018	10,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.783% (1-month USLIBOR +0.230%), 2/9/2018	20,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.788% (1-month USLIBOR +0.220%), 2/2/2018	3,000,000
47,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.845% (3-month USLIBOR +0.170%), 3/20/2018	47,000,000
53,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.872% (3-month USLIBOR +0.150%), 4/16/2018	53,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.910% (3-month USLIBOR +0.150%), 4/30/2018	20,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.045% (1-month USLIBOR +0.490%), 2/8/2018	30,000,000
23,100,000		Canadian Imperial Bank of Commerce, 1.757% (1-month USLIBOR +0.200%), 2/5/2018	23,100,000
60,000,000		Canadian Imperial Bank of Commerce, 1.767% (1-month USLIBOR +0.200%), 2/27/2018	60,000,000
55,000,000		Canadian Imperial Bank of Commerce, 1.768% (1-month USLIBOR +0.200%), 2/2/2018	55,000,000
38,000,000		Canadian Imperial Bank of Commerce, 1.785% (1-month USLIBOR +0.230%), 2/8/2018	38,000,000
2,000,000		Canadian Imperial Bank of Commerce, 1.796% (1-month USLIBOR +0.240%), 2/19/2018	2,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.797% (1-month USLIBOR +0.230%), 2/28/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.801% (1-month USLIBOR +0.240%), 2/22/2018	10,000,000
7,635,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	7,635,000
4,300,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2018	4,300,000
50,000,000		Commonwealth Bank of Australia, 1.749% (1-month USLIBOR +0.190%), 2/14/2018	49,996,875
50,000,000		Commonwealth Bank of Australia, 1.754% (1-month USLIBOR +0.200%), 2/12/2018	49,998,243
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$52,000,000		Commonwealth Bank of Australia, 1.827% (1-month USLIBOR +0.260%), 2/28/2018	$52,000,000
10,000,000		Commonwealth Bank of Australia, 1.852% (3-month USLIBOR +0.130%), 4/13/2018	10,000,482
17,000,000		Commonwealth Bank of Australia, 1.864% (3-month USLIBOR +0.120%), 4/23/2018	17,000,000
13,970,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	13,970,000
7,555,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.560%, 2/1/2018	7,555,000
3,670,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.550%, 2/1/2018	3,670,000
5,465,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	5,465,000
16,755,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	16,755,000
320,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.550%, 2/7/2018	320,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.500%, 2/1/2018	200,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	3,000,000
1,440,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	1,440,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 1.560%, 2/1/2018	29,435,000
4,340,000		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 1.550%, 2/7/2018	4,340,000
3,550,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/1/2018	3,550,000
10,000,000		Royal Bank of Canada, 1.767% (1-month USLIBOR +0.200%), 2/28/2018	10,000,000
50,000,000		Royal Bank of Canada, 1.805% (1-month USLIBOR +0.250%), 2/8/2018	50,000,000
10,000,000		Royal Bank of Canada, 1.812% (1-month USLIBOR +0.250%), 2/5/2018	10,000,000
11,670,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ Series 2009 A, (Wells Fargo Bank, N.A. LOC), 1.480%, 2/1/2018	11,670,000
6,500,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.600%, 2/1/2018	6,500,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.560%, 2/1/2018	$15,000,000
6,330,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	6,330,000
50,000,000		Sumitomo Mitsui Banking Corp., 1.754% (1-month USLIBOR +0.200%), 2/12/2018	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.767% (1-month USLIBOR +0.200%), 2/28/2018	100,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 1.768% (1-month USLIBOR +0.200%), 2/1/2018	80,000,000
30,000,000		Sumitomo Mitsui Banking Corp., 1.773% (1-month USLIBOR +0.200%), 2/28/2018	30,000,000
1,570,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.650%, 2/2/2018	1,570,000
8,740,000		Tack Capital Co., Series 2001-A, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	8,740,000
85,000,000		Toronto Dominion Bank, 1.651% (3-month USLIBOR +0.270%), 2/2/2018	85,000,000
100,000,000		Toronto Dominion Bank, 1.811% (1-month USLIBOR +0.250%), 2/26/2018	100,000,000
6,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2018	6,400,000
5,000,000		Wells Fargo Bank, N.A., 1.671% (3-month USLIBOR +0.280%), 2/6/2018	5,000,000
26,000,000		Wells Fargo Bank, N.A., 1.767% (1-month USLIBOR +0.210%), 2/5/2018	26,000,000
36,000,000		Wells Fargo Bank, N.A., 1.777% (1-month USLIBOR +0.210%), 2/27/2018	36,000,000
7,000,000		Wells Fargo Bank, N.A., 1.779% (1-month USLIBOR +0.220%), 2/16/2018	6,995,284
30,000,000		Wells Fargo Bank, N.A., 1.806% (1-month USLIBOR +0.250%), 2/20/2018	30,000,000
15,500,000		Wells Fargo Bank, N.A., 1.806% (1-month USLIBOR +0.250%), 2/20/2018	15,493,479
30,000,000		Wells Fargo Bank, N.A., 1.807% (1-month USLIBOR +0.250%), 2/5/2018	30,000,000
20,000,000		Wells Fargo Bank, N.A., 1.873% (3-month USLIBOR +0.180%), 3/27/2018	20,000,000
1,000,000		Wells Fargo Bank, N.A., 2.019% (1-month USLIBOR +0.460%), 2/13/2018	1,000,000
43,000,000		Westpac Banking Corp. Ltd., Sydney, 1.785% (1-month USLIBOR +0.230%), 2/5/2018	43,000,000
		TOTAL	1,718,099,363
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—1.6%
$50,000,000		Old Line Funding, LLC, 1.709% (1-month USLIBOR +0.150%), 2/15/2018	$50,000,000
27,000,000		Old Line Funding, LLC, 1.721% (1-month USLIBOR +0.160%), 2/20/2018	26,999,858
35,000,000		Old Line Funding, LLC, 1.758% (3-month USLIBOR +0.100%), 3/22/2018	35,000,000
		TOTAL	111,999,858
		Finance - Securities—2.9%
20,000,000		Anglesea Funding LLC, 1.810% (1-month USLIBOR +0.250%), 2/26/2018	20,000,000
25,000,000		Anglesea Funding LLC, 1.834% (1-month USLIBOR +0.280%), 2/12/2018	25,000,000
15,000,000		Anglesea Funding LLC, 1.835% (1-month USLIBOR +0.280%), 2/6/2018	15,000,000
35,000,000		Collateralized Commercial Paper Co. LLC, 1.748% (1-month USLIBOR +0.180%), 2/2/2018	35,000,000
50,000,000		Collateralized Commercial Paper Co. LLC, 1.780% (1-month USLIBOR +0.220%), 2/26/2018	50,000,000
40,500,000		Collateralized Commercial Paper Co. LLC, 1.793% (1-month USLIBOR +0.220%), 2/28/2018	40,500,000
10,000,000		Collateralized Commercial Paper II Co. LLC, 1.865% (3-month USLIBOR +0.160%), 4/4/2018	10,000,000
7,500,000		Collateralized Commercial Paper II Co. LLC, 1.895% (3-month USLIBOR +0.200%), 3/28/2018	7,500,000
		TOTAL	203,000,000
		Government Agency—1.5%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	6,700,000
35,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 1.770%, 2/1/2018	35,000
16,550,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 1.540%, 2/7/2018	16,550,000
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.560%, 2/1/2018	2,150,000
7,805,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.560%, 2/1/2018	7,805,000
4,480,000		Flamingo Enterprises, Inc., Series 2008, (FHLB of Atlanta LOC), 1.860%, 2/1/2018	4,480,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	5,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	$4,000,000
375,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.760%, 2/1/2018	375,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	7,450,000
15,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	15,000,000
10,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	10,000,000
3,450,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 1.860%, 2/1/2018	3,450,000
		TOTAL	106,815,000
		TOTAL NOTES - VARIABLE	2,149,914,221
		TIME DEPOSITS—11.5%
		Finance - Banking—11.5%
249,000,000		ABN Amro Bank NV, 1.460%, 2/6/2018	249,000,000
265,000,000		Credit Industriel et Commercial, 1.340%, 2/1/2018	265,000,000
100,000,000		DNB Bank ASA, 1.320%, 2/1/2018	100,000,000
100,000,000		Nordea Bank AB, 1.340%, 2/1/2018	100,000,000
100,000,000		Northern Trust Co., Chicago, IL, 1.250%, 2/1/2018	100,000,000
		TOTAL	814,000,000
		TOTAL TIME DEPOSITS	814,000,000
		INVESTMENT COMPANY—0.4%
26,997,500	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[4] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—13.1%
		Finance - Banking—13.1%
$50,000,000		BMO Capital Markets Corp., 1.52%, dated 1/31/2018, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,002,111 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes and treasury bills with a market value of $51,002,208 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$75,000,000	BNP Paribas SA, 1.55%, dated 1/31/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,007,535 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, municipal bonds and sovereign securities with a market value of $178,507,686 have been received as collateral and held with BNY Mellon as tri-party agent.	$75,000,000
50,000,000	BNP Paribas SA, 1.57%, dated 1/29/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,130,833 on 2/28/2018, in which corporate bonds, sovereign and U.S. Government Agency securities with a market value of $102,133,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
1,000,000	BNP Paribas SA, 1.72%, dated 1/31/2018, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,194 on 2/1/2018, in which corporate bonds with a market value of $25,501,877 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
25,000,000	CIBC World Markets Corp., 1.45%, dated 1/31/2018, interest in a $67,000,000 collateralized loan agreement will repurchase securities provided as collateral for $67,002,699 on 2/1/2018, in which U.S. Treasury and corporate bonds with a market value of $68,341,891 have been received as collateral and held with JPMorgan Chase as tri-party agent.	25,000,000
10,000,000	Citigroup Global Markets, Inc., 1.62%, dated 1/31/2018, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,007,650 on 2/1/2018, in which American depository receipts and exchange-traded funds with a market value of $173,407,824 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
50,000,000	Citigroup Global Markets, Inc., 2.48%, dated 8/2/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,945,500 on 2/1/2018, in which medium-term notes with a market value of $77,085,486 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 2.53%, dated 8/2/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,607,604 on 2/1/2018, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,684,141 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	HSBC Securities (USA), Inc., 1.52%, dated 1/31/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,004,222 on 2/1/2018, in which asset-backed securities with a market value of $102,000,770 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$40,000,000	HSBC Securities (USA), Inc., 1.52%, dated 1/31/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,167 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $76,387,875 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$40,000,000
116,000,000	HSBC Securities (USA), Inc., 1.62%, dated 1/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,014,850 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $336,589,171 have been received as collateral and held with JPMorgan Chase as tri-party agent.	116,000,000
80,325,000	MUFG Securities Americas, Inc., 1.62%, dated 1/31/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,009,000 on 2/1/2018, in which asset- backed securities, corporate bonds, commercial paper, medium-term notes, convertible bonds, American depository receipts, unit trust and municipal bonds, with a market value of $204,009,181 have been received as collateral and held with BNY Mellon as tri-party agent.	80,325,000
133,000,000	MUFG Securities Americas, Inc., 1.63%, dated 1/17/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,135,833 on 2/1/2018, in which asset- backed securities, corporate bonds, commercial paper, exchange- traded funds, medium-term notes, convertible bonds, American depository receipts, unit trust and municipal bonds, with a market value of $204,139,178 have been received as collateral and held with BNY Mellon as tri-party agent.	133,000,000
95,000,000	Mitsubishi UFJ Securities (USA), Inc., 2.53%, dated 1/12/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,674,667 on 3/13/2018, in which collateralized mortgage obligations with a market value of $163,429,387 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
50,000,000	Wells Fargo Securities LLC, 2.22%, dated 1/29/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,488,400 on 4/27/2018, in which collateralized mortgage obligations with a market value of $91,816,983 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	925,325,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—7.0%
	Finance - Banking—7.0%
$496,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138.	$496,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $7,080,510,921)[5]	7,080,510,921
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(14,740,778)
	TOTAL NET ASSETS—100%	$7,065,770,143
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	26,997,500
Sales/Reductions	—
Balance of Shares Held 1/31/2018	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$99,346
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Semi-Annual Shareholder Report
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bank Note	$—	$35,000,000	$—	$35,000,000
Certificates of Deposit	—	650,965,398	—	650,965,398
Commercial Paper	—	1,982,306,102	—	1,982,306,102
Notes—Variable	—	2,149,914,221	—	2,149,914,221
Time Deposits	—	814,000,000	—	814,000,000
Other Repurchase Agreements	—	925,325,000	—	925,325,000
Repurchase Agreements	—	496,000,000	—	496,000,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$7,053,510,721	$—	$7,080,510,921
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.003	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.008	0.003	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.64%	0.75%	0.27%	0.05%	0.03%	0.10%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	1.26%[3]	0.71%	0.26%	0.05%	0.03%	0.10%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,898,384	$2,868,583	$6,447,093	$10,562,802	$10,709,538	$16,653,985
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$1,421,325,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	5,659,185,921
Investment in securities, at value (identified cost $7,080,510,921)		$7,080,510,921
Cash		36,123
Income receivable		5,108,587
Receivable for shares sold		17,177,972
TOTAL ASSETS		7,102,833,603
Liabilities:
Payable for shares redeemed	$33,797,704
Income distribution payable	1,224,597
Payable to adviser (Note 4)	13,851
Payable for administrative fees (Note 4)	15,548
Payable for Directors'/Trustees' fees (Note 4)	7,446
Payable for distribution services fee (Note 4)	384,780
Payable for other service fees (Note 4)	630,076
Accrued expenses (Note 4)	989,458
TOTAL LIABILITIES		37,063,460
Net assets for 7,065,746,242 shares outstanding		$7,065,770,143
Net Assets Consist of:
Paid-in capital		$7,065,737,326
Accumulated net realized gain on investments		1,938
Undistributed net investment income		30,879
TOTAL NET ASSETS		$7,065,770,143
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15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$360,443,931 ÷ 360,442,734 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$44,164,426 ÷ 44,164,279 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$3,898,383,732 ÷ 3,898,370,549 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,254,979,473 ÷ 1,254,975,260 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,174,296,580 ÷ 1,174,292,609 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$27,479,413 ÷ 27,479,317 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$293,690,808 ÷ 293,689,756 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$12,331,780 ÷ 12,331,738 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$49,380,415
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			99,346
TOTAL INCOME			49,479,761
Expenses:
Investment adviser fee (Note 4)		$6,751,344
Administrative fee (Note 4)		2,699,996
Custodian fees		119,678
Transfer agent fee (Note 2)		1,913,410
Directors'/Trustees' fees (Note 4)		27,630
Auditing fees		12,414
Legal fees		4,712
Portfolio accounting fees		131,048
Distribution services fee (Note 4)		2,296,524
Other service fees (Notes 2 and 4)		3,739,504
Share registration costs		125,577
Printing and postage		183,225
Miscellaneous (Note 4)		75,912
TOTAL EXPENSES		18,080,974
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 4)	$(4,409,467)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(26,293)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,435,760)
Net expenses			13,645,214
Net investment income			35,834,547
Net realized gain on investments			2,001
Change in net assets resulting from operations			$35,836,548
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,834,547	$31,892,392
Net realized gain on investments	2,001	35,928
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,836,548	31,928,320
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(1,761,072)	(1,924,874)
Class R Shares	(73,610)	(26,972)
Wealth Shares	(22,417,509)	(19,832,875)
Service Shares	(6,398,295)	(6,409,299)
Cash II Shares	(3,337,542)	(2,026,304)
Cash Series Shares	(63,111)	(39,311)
Capital Shares	(1,706,071)	(1,598,954)
Trust Shares	(50,383)	(52,139)
Distributions from net realized gain on investments
Automated Shares	(531)	(3,333)
Class R Shares	(72)	(942)
Wealth Shares	(4,919)	(15,632)
Service Shares	(1,831)	(7,720)
Cash II Shares	(1,772)	(7,151)
Cash Series Shares	(39)	(2,387)
Capital Shares	(396)	(2,404)
Trust Shares	(20)	(251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	$(35,817,173)	$(31,950,548)
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Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Share Transactions:
Proceeds from sale of shares	$7,223,298,108	$15,495,395,612
Net asset value of shares issued to shareholders in payment of distributions declared	29,264,597	22,215,752
Cost of shares redeemed	(6,109,219,364)	(23,022,049,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,143,343,341	(7,504,438,516)
Change in net assets	1,143,362,716	(7,504,460,744)
Net Assets:
Beginning of period	5,922,407,427	13,426,868,171
End of period (including undistributed net investment income of $30,879 and $3,925, respectively)	$7,065,770,143	$5,922,407,427
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
Semi-Annual Shareholder Report
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment
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income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $4,435,760 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$162,509	$—
Class R Shares	68,878	(118)
Wealth Shares	621,671	(48)
Service Shares	222,245	—
Cash II Shares	771,077	—
Cash Series Shares	13,208	—
Capital Shares	51,475	—
Trust Shares	2,347	(14)
TOTAL	$1,913,410	$(180)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $92,815 of other service fees for the six months ended January 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$462,126
Class R Shares	58,546
Service Shares	1,538,799
Cash II Shares	1,481,412
Cash Series Shares	35,337
Capital Shares	147,027
Trust Shares	16,257
TOTAL	$3,739,504
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For the six months ended January 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	297,421,994	$297,421,994	800,439,237	$800,439,237
Shares issued to shareholders in payment of distributions declared	1,714,638	1,714,638	1,864,443	1,864,443
Shares redeemed	(284,706,717)	(284,706,717)	(1,556,512,891)	(1,556,512,891)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	14,429,915	$14,429,915	(754,209,211)	$(754,209,211)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,390,491	$9,390,491	59,023,688	$59,023,688
Shares issued to shareholders in payment of distributions declared	72,856	72,856	27,334	27,334
Shares redeemed	(16,357,533)	(16,357,533)	(239,214,264)	(239,214,264)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,894,186)	$(6,894,186)	(180,163,242)	$(180,163,242)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	4,039,582,350	$4,039,582,350	8,790,671,857	$8,790,671,857
Shares issued to shareholders in payment of distributions declared	16,461,787	16,461,787	11,352,426	11,352,426
Shares redeemed	(3,026,254,251)	(3,026,254,251)	(12,380,523,610)	(12,380,523,610)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,029,789,886	$1,029,789,886	(3,578,499,327)	$(3,578,499,327)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,668,571,179	$1,668,571,179	2,735,899,479	$2,735,899,479
Shares issued to shareholders in payment of distributions declared	6,001,608	6,001,608	5,964,035	5,964,035
Shares redeemed	(1,634,934,805)	(1,634,934,805)	(3,571,141,035)	(3,571,141,035)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	39,637,982	$39,637,982	(829,277,521)	$(829,277,521)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	884,802,815	$884,802,815	1,696,957,399	$1,696,957,399
Shares issued to shareholders in payment of distributions declared	3,323,078	3,323,078	2,016,826	2,016,826
Shares redeemed	(910,100,195)	(910,100,195)	(1,980,474,203)	(1,980,474,203)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(21,974,302)	$(21,974,302)	(281,499,978)	$(281,499,978)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	43,807,631	$43,807,631	201,457,025	$201,457,025
Shares issued to shareholders in payment of distributions declared	62,427	62,427	39,351	39,351
Shares redeemed	(44,755,416)	(44,755,416)	(645,241,018)	(645,241,018)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(885,358)	$(885,358)	(443,744,642)	$(443,744,642)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	275,687,576	$275,687,576	1,159,289,065	$1,159,289,065
Shares issued to shareholders in payment of distributions declared	1,578,257	1,578,257	900,323	900,323
Shares redeemed	(187,170,315)	(187,170,315)	(2,526,716,120)	(2,526,716,120)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	90,095,518	$90,095,518	(1,366,526,732)	$(1,366,526,732)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,034,072	$4,034,072	51,657,862	$51,657,862
Shares issued to shareholders in payment of distributions declared	49,946	49,946	51,014	51,014
Shares redeemed	(4,940,132)	(4,940,132)	(122,226,739)	(122,226,739)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(856,114)	$(856,114)	(70,517,863)	$(70,517,863)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,143,343,341	$1,143,343,341	(7,504,438,516)	$(7,504,438,516)
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25

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $4,399,896 of its fee and voluntarily reimbursed $180 of transfer agent fees.
The Adviser has agreed to waive their fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2018, the Adviser waived and/or reimbursed $9,571.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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26

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$119,787	$(11,979)
Cash II Shares	2,075,380	—
Cash Series Shares	84,808	(14,134)
Trust Shares	16,549	—
TOTAL	$2,296,524	$(26,113)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $122,192 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $19,786 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,900,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,006.40	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Automated | PBAXX	Institutional | POIXX	Service | PRSXX
	Capital | POPXX	Trust | POLXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

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Portfolio of Investments Summary Tables (unaudited) – Federated Institutional Prime Obligations Fund
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.5%
Variable Rate Instruments	32.2%
Other Repurchase Agreements and Repurchase Agreements	22.8%
Certificates of Deposit	6.7%
Asset-Backed Securities	0.4%
Corporate Debt Security	0.4%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.1%[5]
8-30 Days	22.5%
31-90 Days	25.8%
91-180 Days	3.8%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 31.5% of the Fund's portfolio.
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Portfolio of Investments – Federated Institutional Prime Obligations Fund
January 31, 2018 (unaudited)
Principal Amount		Value
	ASSET-BACKED SECURITIES—0.4%
	Finance - Automotive—0.4%
$20,162,390	Enterprise Fleet Financing 2017-3 LLC, Class A1, 1.500%, 10/22/2018	$20,162,701
5,573,891	Enterprise Fleet Financing LLC 2017-2, Class A1, 1.500%, 7/20/2018	5,573,924
5,760,669	Santander Drive Auto Receivables Trust 2017-3, Class A1, 1.400%, 10/15/2018	5,760,678
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $31,496,950)	31,497,303
	CERTIFICATES OF DEPOSIT—6.7%
	Finance - Banking—6.7%
35,000,000	Bank of Montreal, 1.740%, 10/19/2018	34,927,266
70,000,000	Bank of Nova Scotia, Toronto, 1.470%—1.500%, 3/29/2018 - 5/25/2018	69,975,238
60,000,000	Canadian Imperial Bank of Commerce, 1.480%—1.590%, 2/14/2018 - 7/9/2018	59,943,690
100,000,000	Mizuho Bank Ltd., 1.550%—1.610%, 2/28/2018 - 3/8/2018	99,864,152
29,000,000	Mizuho Bank Ltd., 1.600%, 3/7/2018	29,000,000
95,000,000	Sumitomo Mitsui Trust Bank Ltd., 1.750%, 4/26/2018	95,003,534
63,000,000	Toronto Dominion Bank, 1.600%—1.800%, 7/20/2018 - 11/14/2018	62,873,548
50,000,000	Toronto Dominion Bank, 1.700%, 10/5/2018	49,293,484
30,000,000	Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	29,922,075
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $531,293,134)	530,802,987
	COMMERCIAL PAPER—37.5%[1]
	Aerospace/Auto—0.6%
50,000,000	Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.517%—1.578%, 4/6/2018 - 4/26/2018	49,821,910
	Finance - Banking—16.4%
40,000,000	Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.612%, 2/27/2018	39,953,489
133,170,000	Antalis S.A., (Societe Generale, Paris LIQ), 1.470%, 2/1/2018	133,170,000
229,395,000	Bank of Nova Scotia, Toronto, 1.476%—1.930%, 4/2/2018 - 8/2/2018	228,274,902
126,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.517%—1.771%, 6/13/2018 - 10/15/2018	124,708,005
388,000,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.350%—1.607%, 2/1/2018 - 3/22/2018	387,982,578
165,000,000	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.435%—1.627%, 2/1/2018 - 3/12/2018	164,782,736
30,000,000	ING (U.S.) Funding LLC, 1.788%, 5/1/2018	29,867,250
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Principal Amount		Value
	COMMERCIAL PAPER—continued[1]
	Finance - Banking—continued
$45,000,000	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.450%—1.494%, 2/2/2018 - 2/7/2018	$44,991,128
20,000,000	Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 1.593%, 4/13/2018	19,932,240
28,000,000	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.556%—1.777%, 3/1/2018 - 3/13/2018	27,963,961
55,000,000	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.808%, 4/2/2018	54,836,537
30,000,000	Toronto Dominion Bank, 1.760%, 10/22/2018	29,542,446
	TOTAL	1,286,005,272
	Finance - Commercial—5.9%
385,000,000	Atlantic Asset Securitization LLC, 1.340%—1.552%, 2/1/2018 - 2/22/2018	384,954,791
78,000,000	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.450%, 2/7/2018	77,981,150
	TOTAL	462,935,941
	Finance - Retail—4.2%
96,000,000	Barton Capital S.A., 1.470%—1.644%, 2/5/2018 - 3/14/2018	95,940,918
105,625,000	CRC Funding, LLC, 1.405%—1.526%, 2/2/2018 - 2/28/2018	105,540,073
7,795,000	Fairway Finance Co. LLC, 1.485%, 2/15/2018	7,790,513
56,000,000	Old Line Funding, LLC, 1.431%—1.715%, 2/13/2018 - 6/11/2018	55,818,035
29,500,000	Starbird Funding Corp., 1.758%, 4/9/2018	29,405,161
39,000,000	Thunder Bay Funding, LLC, 1.715%, 6/5/2018 - 6/12/2018	38,737,637
	TOTAL	333,232,337
	Finance - Securities—4.9%
228,500,000	Anglesea Funding LLC, 1.575%—1.840%, 2/7/2018 - 4/17/2018	227,944,139
87,000,000	Collateralized Commercial Paper Co. LLC, 1.481%—1.763%, 3/19/2018 - 8/6/2018	86,493,595
71,900,000	Collateralized Commercial Paper II Co. LLC, 1.547%—1.558%, 4/6/2018 - 4/13/2018	71,665,490
	TOTAL	386,103,224
	Municipal—0.1%
10,000,000	Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 1.461%, 3/7/2018	9,986,306
	Sovereign—5.4%
28,500,000	Caisse des Depots et Consignations (CDC), 1.809%, 3/27/2018	28,423,050
395,100,000	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.410%—1.809%, 2/5/2018 - 4/29/2018	394,184,033
	TOTAL	422,607,083
	TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,951,147,582)	2,950,692,073
Semi-Annual Shareholder Report
4

Principal Amount		Value
	CORPORATE BOND—0.4%
	Finance - Banking—0.4%
$29,283,000	Mizuho Bank Ltd., 1.800%, 3/26/2018 (IDENTIFIED COST $29,288,078)	$29,288,078
	NOTES - VARIABLE—32.2%[2]
	Aerospace/Auto—0.3%
10,000,000	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.804% (3-month USLIBOR +0.100%), 4/6/2018	10,005,955
15,000,000	Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 1.759% (1-month USLIBOR +0.200%), 2/14/2018	15,005,553
	TOTAL	25,011,508
	Finance - Banking—24.3%
50,000,000	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.625% (3-month USLIBOR +0.130%), 3/5/2018	50,024,127
28,000,000	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.686% (1-month USLIBOR +0.130%), 2/20/2018	28,004,006
40,000,000	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.761% (1-month USLIBOR +0.200%), 2/22/2018	40,000,000
50,000,000	Bank of Montreal, 1.632% (3-month USLIBOR +0.170%), 2/23/2018	50,032,369
4,000,000	Bank of Montreal, 1.758% (1-month USLIBOR +0.190%), 2/2/2018	4,001,496
75,000,000	Bank of Montreal, 1.803% (1-month USLIBOR +0.250%), 2/9/2018	74,989,330
50,000,000	Bank of Montreal, 1.806% (1-month USLIBOR +0.250%), 2/20/2018	49,989,069
20,000,000	Bank of Montreal, 1.835% (1-month USLIBOR +0.280%), 2/8/2018	20,011,917
15,000,000	Bank of Montreal, 1.840% (1-month USLIBOR +0.280%), 2/26/2018	14,999,268
20,000,000	Bank of Montreal, 1.841% (1-month USLIBOR +0.280%), 2/22/2018	19,999,277
35,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.523% (3-month USLIBOR +0.110%), 2/12/2018	35,019,158
15,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.619% (3-month USLIBOR +0.140%), 3/1/2018	15,006,801
33,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.775% (1-month USLIBOR +0.220%), 2/6/2018	32,999,395
5,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.784% (1-month USLIBOR +0.220%), 2/5/2018	5,000,443
40,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.788% (1-month USLIBOR +0.220%), 2/2/2018	40,003,441
21,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.816% (1-month USLIBOR +0.260%), 2/12/2018	20,998,371
5,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.846% (3-month USLIBOR +0.150%), 4/5/2018	5,003,681
25,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.895% (3-month USLIBOR +0.150%), 4/18/2018	25,000,000
30,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.910% (3-month USLIBOR +0.150%), 4/30/2018	30,027,307
Semi-Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Banking—continued
$7,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.999% (1-month USLIBOR +0.440%), 2/15/2018	$7,000,000
35,000,000	Canadian Imperial Bank of Commerce, 1.757% (1-month USLIBOR +0.200%), 2/5/2018	34,988,802
25,000,000	Canadian Imperial Bank of Commerce, 1.768% (1-month USLIBOR +0.200%), 2/2/2018	24,996,132
50,000,000	Canadian Imperial Bank of Commerce, 1.794% (1-month USLIBOR +0.240%), 2/8/2018	49,990,150
45,000,000	Canadian Imperial Bank of Commerce, 1.796% (1-month USLIBOR +0.240%), 2/19/2018	45,001,283
10,000,000	Canadian Imperial Bank of Commerce, 1.801% (1-month USLIBOR +0.240%), 2/22/2018	10,001,389
49,000,000	Canadian Imperial Bank of Commerce, 1.804% (1-month USLIBOR +0.250%), 2/12/2018	49,024,306
20,000,000	Canadian Imperial Bank of Commerce, 1.999% (1-month USLIBOR +0.440%), 2/14/2018	20,000,000
7,025,000	Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.500%, 2/7/2018	7,025,000
1,250,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/2/2018	1,250,000
47,000,000	Commonwealth Bank of Australia, 1.749% (1-month USLIBOR +0.190%), 2/14/2018	46,996,404
5,000,000	Commonwealth Bank of Australia, 1.789% (1-month USLIBOR +0.230%), 2/16/2018	5,002,309
50,000,000	Commonwealth Bank of Australia, 1.827% (1-month USLIBOR +0.260%), 2/28/2018	50,006,190
20,000,000	Commonwealth Bank of Australia, 1.833% (3-month USLIBOR +0.140%), 3/29/2018	20,000,000
20,000,000	Commonwealth Bank of Australia, 1.852% (3-month USLIBOR +0.130%), 4/13/2018	20,010,875
95,000	Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	95,000
5,900,000	Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.560%, 2/1/2018	5,900,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.550%, 2/7/2018	16,700,000
3,000,000	Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.560%, 2/1/2018	3,000,000
7,000,000	Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.560%, 2/1/2018	7,000,000
315,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.550%, 2/7/2018	315,000
6,500,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2018	6,500,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Banking—continued
$6,125,000	Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.530%, 2/1/2018	$6,125,000
5,375,000	Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	5,375,000
9,780,000	Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	9,780,000
20,000,000	National Australia Bank Ltd., Melbourne, 1.844% (3-month USLIBOR +0.140%), 4/6/2018	20,010,184
10,000,000	Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 1.904% (1-month USLIBOR +0.350%), 2/12/2018	9,988,980
6,155,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.660%, 2/1/2018	6,155,000
10,000,000	Royal Bank of Canada, 1.767% (1-month USLIBOR +0.200%), 2/28/2018	10,003,203
25,000,000	Royal Bank of Canada, 1.805% (1-month USLIBOR +0.250%), 2/8/2018	25,000,251
20,000,000	SSAB AB (publ), (Nordea Bank AB LOC), 1.560%, 2/1/2018	20,000,000
15,000,000	SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.560%, 2/1/2018	15,000,000
18,965,000	Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	18,965,000
830,000	St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	830,000
51,000,000	Sumitomo Mitsui Banking Corp., 1.753% (1-month USLIBOR +0.200%), 2/9/2018	50,995,975
75,000,000	Sumitomo Mitsui Banking Corp., 1.761% (1-month USLIBOR +0.200%), 2/21/2018	75,011,419
100,000,000	Sumitomo Mitsui Banking Corp., 1.767% (1-month USLIBOR +0.200%), 2/28/2018	100,007,738
50,000,000	Sumitomo Mitsui Banking Corp., 1.771% (1-month USLIBOR +0.210%), 2/26/2018	49,995,162
76,000,000	Sumitomo Mitsui Banking Corp., 1.773% (1-month USLIBOR +0.200%), 2/28/2018	76,004,235
50,000,000	Toronto Dominion Bank, 1.491% (3-month USLIBOR +0.100%), 2/5/2018	50,028,144
74,000,000	Toronto Dominion Bank, 1.791% (1-month USLIBOR +0.230%), 2/26/2018	74,003,724
4,000,000	Toronto Dominion Bank, 1.798% (1-month USLIBOR +0.230%), 11/30/2018	3,999,519
50,000,000	Wells Fargo Bank, N.A., 1.765% (1-month USLIBOR +0.210%), 2/7/2018	49,994,221
40,000,000	Wells Fargo Bank, N.A., 1.807% (1-month USLIBOR +0.250%), 2/5/2018	39,995,656
Semi-Annual Shareholder Report
7

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Banking—continued
$49,500,000	Wells Fargo Bank, N.A., 1.854% (3-month USLIBOR +0.150%), 4/9/2018	$49,531,973
21,000,000	Wells Fargo Bank, N.A., 1.873% (3-month USLIBOR +0.180%), 3/27/2018	21,019,980
50,000,000	Wells Fargo Bank, N.A., 1.891% (3-month USLIBOR +0.150%), 4/24/2018	50,031,505
19,000,000	Wells Fargo Bank, N.A., 2.019% (1-month USLIBOR +0.460%), 2/13/2018	19,000,000
50,000,000	Westpac Banking Corp. Ltd., Sydney, 1.833% (3-month USLIBOR +0.140%), 3/29/2018	50,000,000
6,835,000	Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.570%, 2/1/2018	6,835,000
	TOTAL	1,905,599,165
	Finance - Commercial—0.0%
3,000,000	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.757% (1-month USLIBOR +0.200%), 2/5/2018	3,000,000
	Finance - Retail—1.3%
50,000,000	Old Line Funding, LLC, 1.705% (1-month USLIBOR +0.150%), 2/6/2018	50,012,004
20,000,000	Old Line Funding, LLC, 1.721% (1-month USLIBOR +0.160%), 2/20/2018	19,999,894
28,000,000	Thunder Bay Funding, LLC, 1.704% (1-month USLIBOR +0.150%), 2/12/2018	28,008,388
	TOTAL	98,020,286
	Finance - Securities—4.1%
20,000,000	Anglesea Funding LLC, 1.803% (1-month USLIBOR +0.250%), 2/9/2018	20,000,000
45,000,000	Anglesea Funding LLC, 1.817% (1-month USLIBOR +0.250%), 2/27/2018	45,000,000
30,000,000	Anglesea Funding LLC, 1.826% (1-month USLIBOR +0.270%), 2/20/2018	30,000,000
19,500,000	Anglesea Funding LLC, 1.833% (1-month USLIBOR +0.280%), 2/9/2018	19,500,000
25,000,000	Anglesea Funding LLC, 1.834% (1-month USLIBOR +0.280%), 2/12/2018	25,000,000
15,000,000	Anglesea Funding LLC, 1.835% (1-month USLIBOR +0.280%), 2/6/2018	15,000,000
15,000,000	Collateralized Commercial Paper Co. LLC, 1.748% (1-month USLIBOR +0.180%), 2/2/2018	15,000,000
19,500,000	Collateralized Commercial Paper Co. LLC, 1.793% (1-month USLIBOR +0.220%), 2/28/2018	19,499,789
38,000,000	Collateralized Commercial Paper Co. LLC, 1.868% (3-month USLIBOR +0.160%), 4/4/2018	38,022,480
Semi-Annual Shareholder Report
8

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Securities—continued
$3,000,000	Collateralized Commercial Paper II Co. LLC, 1.865% (3-month USLIBOR +0.160%), 4/4/2018	$3,001,757
25,000,000	Collateralized Commercial Paper II Co. LLC, 1.879% (3-month USLIBOR +0.140%), 4/16/2018	25,013,349
70,000,000	Collateralized Commercial Paper II Co. LLC, 1.895% (3-month USLIBOR +0.200%), 3/28/2018	70,057,637
	TOTAL	325,095,012
	Government Agency—2.2%
4,600,000	Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 1.630%, 2/7/2018	4,600,000
9,015,000	Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.560%, 2/1/2018	9,015,000
11,800,000	Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	11,800,000
19,425,000	COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 1.550%, 2/1/2018	19,425,000
7,250,000	Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.540%, 2/1/2018	7,250,000
7,250,000	Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.540%, 2/1/2018	7,250,000
32,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	32,000,000
16,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	16,000,000
1,000,000	Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	1,000,000
6,020,000	Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.560%, 2/1/2018	6,020,000
8,140,000	Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (FHLB of Atlanta LOC), 1.600%, 2/1/2018	8,140,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	6,200,000
19,640,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	19,640,000
7,500,000	Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 1.560%, 2/1/2018	7,500,000
5,860,000	Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 1.600%, 2/1/2018	5,860,000
14,200,000	Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	14,200,000
	TOTAL	175,900,000
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,532,245,859)	2,532,625,971
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—13.0%
	Finance - Banking—13.0%
$63,000,000	BMO Capital Markets Corp., 1.520%, dated 1/31/2018, interest in a $65,000,000 collateralized loan agreement will repurchase securities provided as collateral for $65,002,744 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $66,303,613 have been received as collateral and held with BNY Mellon as tri-party agent.	$63,000,000
90,625,000	BNP Paribas SA, 1.550%, dated 1/31/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,007,535 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, municipal bonds and a sovereign debt security with a market value of $178,507,686 have been received as collateral and held with BNY Mellon as tri-party agent.	90,625,000
50,000,000	BNP Paribas SA, 1.57%, dated 1/29/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,130,833 on 2/28/2018, in which corporate bonds and a sovereign debt security with a market value of $102,133,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
42,000,000	CIBC World Markets Corp., 1.45%, dated 1/31/2018, interest in a $67,000,000 collateralized loan agreement will repurchase securities provided as collateral for $67,002,699 on 2/1/2018, in which corporate bonds and treasury notes with a market value of $68,341,891 have been received as collateral and held with BNY Mellon as tri-party agent.	42,000,000
156,625,000	Citigroup Global Markets, Inc., 1.62%, dated 1/31/2018, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,007,650 on 2/1/2018, in which American depositary receipts and exchange traded funds with a market value of $173,407,824 have been received as collateral and held with BNY Mellon as tri-party agent.	156,625,000
25,000,000	Citigroup Global Markets, Inc., 2.48%, dated 8/2/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,945,500 on 2/1/2018, in which medium-term notes with a market value of $77,085,486 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
75,000,000	Citigroup Global Markets, Inc., 2.53%, dated 8/2/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,607,604 on 2/1/2018, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,684,141 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
35,000,000	HSBC Securities (USA), Inc., 1.52%, dated 1/31/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,167 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $76,387,875 have been received as collateral and held with JPMorgan Chase as tri-party agent.	35,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$159,000,000	HSBC Securities (USA), Inc., 1.62%, dated 1/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,014,850 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $336,589,171 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$159,000,000
118,000,000	MUFG Securities Americas, Inc., 1.62%, 1/31/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,009,000 on 2/1/2018, in which American depository receipts, convertible bonds, corporate bonds, medium-term notes, unit investment trust and municipal bonds with a market value of $204,009,181 have been received as collateral and held with BNY Mellon as tri-party agent.	118,000,000
65,000,000	MUFG Securities Americas, Inc., 1.63%, 1/17/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,135,833 on 2/1/2018, in which American depository receipts, convertible bonds, corporate bonds, medium-term notes, unit investment trusts and municipal bonds with a market value of $204,139,178 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	Mizuho Securities USA, Inc., 2.53%, 1/12/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,674,667 on 3/13/2018, in which collateralized mortgage obligations with a market value of $163,429,387 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
90,000,000	Wells Fargo Securities LLC, 2.22%, dated 1/29/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,488,400 on 4/27/2018, in which collateralized mortgage obligations with a market value of $91,816,983 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	1,019,250,000
	REPURCHASE AGREEMENTS—9.8%
	Finance - Banking—9.8%
520,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138.	520,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$250,000,000	Interest in $3,255,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,255,122,967 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2048 and the market value of those underlying securities was $3,320,225,426.	$250,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	770,000,000
	TOTAL INVESTMENT IN SECURITIES-100.0% (IDENTIFIED COST $7,864,721,603)[3]	7,864,156,412
	OTHER ASSETS AND LIABILITIES-NET—(0.0)%[4]	(3,104,350)
	TOTAL NET ASSETS—100%	$7,861,052,062
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
12

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Automated Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,			Period Ended 7/31/2014[1]
		2017	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0046	0.0001	0.000[2]	(0.000)[2]	(0.000)[2]
Net realized and unrealized gain on investments	—	0.0039	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0046	0.0040	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0046)	(0.0030)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from paid in surplus	—	(0.0010)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0046)	(0.0040)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Total Return[3]	0.47%	0.30%	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.54%[5]	0.52%	0.44%	0.24%	0.23%[5]
Net investment income (loss)	0.02%[5]	0.01%	0.02%	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	—%	0.12%	0.20%	0.40%	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]	$823,514	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0064	0.0063	0.003	0.000[1]	0.000[1]	0.001
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0011	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0062	0.0074	0.004	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.0064)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0064)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.0001	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	0.66%	0.26%	0.04%	0.20%	0.10%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	1.27%[3]	0.40%	0.26%	0.04%	0.02%	0.10%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,826,630	$787,309	$21,921,916	$30,806,315	$26,947,649	$36,127,647
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0053	0.0040	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain (loss) on investments	(0.0003)	0.0012	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0050	0.0052	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0053)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0053)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0000	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.50%	0.43%	0.07%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.45%	0.39%	0.24%	0.22%	0.29%
Net investment income	1.03%[3]	0.13%	0.07%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.15%	0.30%	0.31%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,249	$37,873	$1,841,641	$2,881,460	$3,336,274	$3,059,336
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Capital Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0061	0.0058	0.002	0.000[2]	0.000[2]	0.001[1]
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0010	0.001	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0059	0.0068	0.003	0.000[2]	0.000[2]	0.001
Less Distributions:
Distributions from net investment income	(0.0061)	(0.0058)	(0.002)	(0.000)[2]	(0.000)[2]	(0.001)
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0061)	(0.0066)	(0.003)	(0.000)[2]	(0.000)[2]	(0.001)
Net Asset Value, End of Period	$1.0000	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.59%	0.60%	0.21%	0.01%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses	0.24%[4]	0.25%	0.26%	0.23%	0.22%	0.25%
Net investment income	1.23%[4]	0.34%	0.22%	0.01%	0.01%	0.05%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.08%	0.10%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,605	$14,549	$526,605	$637,721	$816,589	$1,234,586
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Trust Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0036[1]	0.0018	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0002	0.0015	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0038	0.0033	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0040)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0040)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0001	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.53%	0.45%	0.23%	0.22%	0.29%
Net investment income	0.76%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.26%	0.33%	0.55%	0.57%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$567	$1,211	$367,093	$499,638	$1,417,891	$2,761,275
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
Federated Institutional Prime Obligations Fund
January 31, 2018 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,789,250,000
Investment in securities	6,074,906,412
Total investment in securities, at value (identified cost $7,864,721,603)		$7,864,156,412
Cash		177,183
Income receivable		5,463,379
TOTAL ASSETS		7,869,796,974
Liabilities:
Income distribution payable	8,362,256
Payable to adviser (Note 5)	13,469
Payable for administrative fees (Note 5)	17,187
Payable for Directors'/Trustees' fees (Note 5)	13,486
Payable for distribution services fee (Note 5)	120
Accrued expenses (Note 5)	338,394
TOTAL LIABILITIES		8,744,912
Net assets for 7,860,327,602 shares outstanding		$7,861,052,062
Net Assets Consist of:
Paid-in capital		$7,861,613,810
Net unrealized depreciation of investments		(565,191)
Accumulated net realized loss on investments		(1,309)
Undistributed net investment income		4,752
TOTAL NET ASSETS		$7,861,052,062
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.0000
Institutional Shares:
$7,826,630,027 ÷ 7,825,905,644 shares outstanding, no par value, unlimited shares authorized		$1.0001
Service Shares:
$25,249,349 ÷ 25,248,920 shares outstanding, no par value, unlimited shares authorized		$1.0000
Capital Shares:
$8,605,326 ÷ 8,605,725 shares outstanding, no par value, unlimited shares authorized		$1.0000
Trust Shares:
$567,260 ÷ 567,213 shares outstanding, no par value, unlimited shares authorized		$1.0001
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest		$47,540,522
Expenses:
Investment adviser fee (Note 5)	$6,484,187
Administrative fee (Note 5)	2,593,434
Custodian fees	91,123
Transfer agent fee	108,457
Directors'/Trustees' fees (Note 5)	16,482
Auditing fees	12,230
Legal fees	4,790
Portfolio accounting fees	130,489
Distribution services fee (Note 5)	966
Other service fees (Notes 2 and 5)	51,875
Share registration costs	46,578
Printing and postage	11,478
Miscellaneous (Note 5)	28,103
TOTAL EXPENSES	9,580,192
Waiver of investment adviser fee (Note 5)	(3,254,578)
Net expenses		6,325,614
Net investment income		41,214,908
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,619
Net change in unrealized appreciation of investments		(724,663)
Change in net assets resulting from operations		$40,491,864
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,214,908	$15,055,274
Net realized gain on investments	1,619	68,497
Net change in unrealized appreciation/depreciation of investments	(724,663)	159,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,491,864	15,283,243
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	0[1]	(15,247)
Institutional Shares	(40,853,421)	(14,356,935)
Service Shares	(213,171)	(438,493)
Capital Shares	(145,284)	(255,767)
Trust Shares	(2,926)	(8,026)
Distribution from paid in surplus
Automated Shares	—	(134,614)
Institutional Shares	—	(2,891,295)
Service Shares	—	(293,506)
Capital Shares	—	(58,289)
Trust Shares	—	(48,022)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,214,802)	(18,500,194)
Share Transactions:
Proceeds from sale of shares	15,439,474,938	25,280,837,576
Net asset value of shares issued to shareholders in payment of distributions declared	3,489,118	7,016,180
Cost of shares redeemed	(8,422,131,244)	(49,924,464,163)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,020,832,812	(24,636,610,407)
Change in net assets	7,020,109,874	(24,639,827,358)
Net Assets:
Beginning of period	840,942,188	25,480,769,546
End of period (including undistributed net investment income of $4,752 and $4,646, respectively)	$7,861,052,062	$840,942,188
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements– Federated Institutional Prime Obligations Fund
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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22

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
23

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver of $3,254,578 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
24

The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$45,052
Capital Shares	5,917
Trust Shares	906
TOTAL	$51,875
For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
25

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	72,816,168	$72,816,168
Shares issued to shareholders in payment of distributions declared	—	—	149,857	149,857
Shares redeemed	—	—	(896,368,786)	(896,368,786)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(823,402,761)	$(823,402,761)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,203,391,205	$15,206,562,081	22,704,540,167	$22,705,067,578
Shares issued to shareholders in payment of distributions declared	3,157,294	3,157,806	6,379,527	6,379,934
Shares redeemed	(8,167,723,122)	(8,169,684,716)	(43,842,787,949)	(43,843,301,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,038,825,377	$7,040,035,171	(21,131,868,255)	$(21,131,853,944)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	176,293,300	$176,319,196	1,705,459,930	$1,705,486,299
Shares issued to shareholders in payment of distributions declared	209,065	209,091	273,328	273,369
Shares redeemed	(189,115,438)	(189,145,993)	(3,509,263,320)	(3,509,292,969)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,613,073)	$(12,617,706)	(1,803,530,062)	$(1,803,533,301)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	56,587,423	$56,592,253	569,526,588	$569,534,428
Shares issued to shareholders in payment of distributions declared	119,633	119,636	205,881	205,893
Shares redeemed	(62,647,644)	(62,652,527)	(1,081,719,528)	(1,081,728,460)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,940,588)	$(5,940,638)	(511,987,059)	$(511,988,139)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,407	$1,408	227,932,977	$227,933,103
Shares issued to shareholders in payment of distributions declared	2,585	2,585	7,127	7,127
Shares redeemed	(647,726)	(648,008)	(593,772,326)	(593,772,492)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(643,734)	$(644,015)	(365,832,222)	$(365,832,262)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,019,627,982	7,020,832,812	(24,636,620,359)	(24,636,610,407)
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $7,864,721,603. The net unrealized depreciation of investments for federal tax purposes was $565,191. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $504,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,069,689.
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At July 31, 2017, the Fund had a capital loss carryforward of $2,928 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$2,928	NA	$2,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $3,254,578 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$966
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $74 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $1,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,375,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month LIBOR, and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,004.70	$2.71
Institutional Shares	$1,000	$1,006.20	$0.96
Service Shares	$1,000	$1,005.00	$2.07
Capital Shares	$1,000	$1,005.90	$1.21
Trust Shares	$1,000	$1,003.80	$3.43
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.50	$2.73
Institutional Shares	$1,000	$1,024.20	$0.97
Service Shares	$1,000	$1,023.10	$2.09
Capital Shares	$1,000	$1,024.00	$1.22
Trust Shares	$1,000	$1,021.80	$3.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.54%
Institutional Shares	0.19%
Service Shares	0.41%
Capital Shares	0.24%
Trust Shares	0.68%
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Evaluation and Approval of Advisory Contract–May 2017
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	37.1%
Variable Rate Instruments	31.9%
Other Repurchase Agreements and Repurchase Agreements	23.5%
Certificates of Deposit	6.7%
Asset-Backed Securities	0.4%
Corporate Debt Security	0.4%
Other Assets and Liabilities—Net[3,4]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2018 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.0%
5,391,138,403	[1]	Federated Institutional Prime Obligations Fund, Institutional Shares,1.51%[2] (IDENTIFIED COST $5,392,231,944)	$5,391,677,517
		OTHER REPURCHASE AGREEMENT—1.0%
		Finance - Banking—1.0%
$55,000,000		HSBC Securities (USA), Inc., 1.62%, dated 1/31/2018, interest in a $330,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $330,014,850 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $336,589,171 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $55,000,000)	55,000,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $5,447,231,944)[3]	5,446,677,517
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	2,403,552
		TOTAL NET ASSETS—100%	$5,449,081,069
1	Affiliated Holding.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2018, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	—
Purchases/Additions	8,862,646,901
Sales/Reductions	(3,471,508,498)
Balance of Shares Held 1/31/2018	5,391,138,403
Value	$5,391,677,517
Change in Unrealized Appreciation/Depreciation	$(554,427)
Net Realized Gain/(Loss)	$(413,401)
Dividend Income	$32,431,195
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2018, POF represents 99.0% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To
Semi-Annual Shareholder Report

illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$55,000,000	$—	$55,000,000
Investment Company	5,391,677,517	—	—	5,391,677,517
TOTAL SECURITIES	$5,391,677,517	$55,000,000	$—	$5,446,677,517
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0064	0.0075	0.003	0.001	0.001	0.001
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0062	0.0077	0.003	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0064)	(0.0075)	(0.003)	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0064)	(0.0075)	(0.003)	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.0000	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.62%	0.78%	0.31%	0.08%	0.07%	0.13%
Ratios to Average Net Assets:
Net expenses	0.00%[4,5]	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	1.27%[5]	0.77%	0.31%	0.08%	0.07%	0.14%
Expense waiver/reimbursement[6]	0.29%[5]	0.09%	0.09%	0.09%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,262,277	$4,454,446	$4,639,018	$5,914,296	$5,213,209	$4,925,798
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0051	0.0050	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0049	0.0052	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0051)	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0051)	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0000	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.49%	0.53%	0.10%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.45%	0.41%	0.27%	0.26%	0.33%
Net investment income	1.01%[4]	0.34%	0.09%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.29%[4]	0.09%	0.13%	0.27%	0.28%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,618	$129,412	$1,229,801	$1,413,002	$1,962,506	$1,719,825
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0059	0.0064	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0057	0.0067	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0059)	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0059)	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0000	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.57%	0.68%	0.21%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.30%	0.31%	0.27%	0.26%	0.29%
Net investment income	1.17%[4]	0.34%	0.21%	0.01%	0.01%	0.04%
Expense waiver/reimbursement[5]	0.29%[4]	0.10%	0.09%	0.11%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,186	$20,587	$627,753	$592,710	$730,710	$497,885
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $5,391,677,517 of investment in an affiliated holding (identified cost $5,447,231,944)		$5,446,677,517
Cash		386,485
Income receivable		7,118,801
Receivable for shares sold		259,684
TOTAL ASSETS		5,454,442,487
Liabilities:
Payable for shares redeemed	$699,902
Income distribution payable	4,379,154
Payable to adviser (Note 5)	15,925
Payable for administrative fees (Note 5)	11,969
Payable for Directors'/Trustees' fees (Note 5)	6,328
Payable for other service fees (Note 5)	32,423
Accrued expenses (Note 5)	215,717
TOTAL LIABILITIES		5,361,418
Net assets for 5,448,999,634 shares outstanding		$5,449,081,069
Net Assets Consist of:
Paid-in capital		$5,450,056,203
Net unrealized depreciation of investments		(554,427)
Accumulated net realized loss on investments		(413,401)
Distributions in excess of net investment income		(7,306)
TOTAL NET ASSETS		$5,449,081,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,262,277,133 ÷ 5,262,193,674 shares outstanding, no par value, unlimited shares authorized		$1.0000
Service Shares:
$165,618,198 ÷ 165,620,150 shares outstanding, no par value, unlimited shares authorized		$1.0000
Capital Shares:
$21,185,738 ÷ 21,185,810 shares outstanding, no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$549,612
Dividends received from an affiliated holding (See footnotes to Portfolio of Investments)			32,431,195
TOTAL INCOME			32,980,807
Expenses:
Investment adviser fee (Note 5)		$5,183,189
Administrative fee (Note 5)		2,072,685
Custodian fees		99,639
Transfer agent fee		56,253
Directors'/Trustees' fees (Note 5)		20,614
Auditing fees		13,773
Legal fees		4,790
Portfolio accounting fees		109,117
Other service fees (Notes 5)		230,026
Share registration costs		49,444
Printing and postage		11,703
Miscellaneous (Note 5)		24,993
TOTAL EXPENSES		7,876,226
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,168,951)
Reimbursement of other operating expenses (Note 5)	(2,450,837)
TOTAL WAIVER AND REIMBURSEMENTS		(7,619,788)
Net expenses			256,438
Net investment income			32,724,369
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on sales of investments in an affiliated holding			(413,401)
Net change in unrealized appreciation of investments (Including net change in unrealized appreciation of $(554,427) on investment in an affiliated holding)			(1,173,553)
Change in net assets resulting from operations			$31,137,415
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,724,369	$29,076,744
Net realized gain (loss) on investments	(413,401)	24,356
Net change in unrealized appreciation/depreciation of investments	(1,173,553)	619,126
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,137,415	29,720,226
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(31,721,692)	(27,378,914)
Service Shares	(883,959)	(1,185,296)
Capital Shares	(132,403)	(510,930)
Distributions from net realized gain on investments
Institutional Shares	(19,898)	(99,429)
Service Shares	(702)	(19,486)
Capital Shares	(95)	(11,691)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,758,749)	(29,205,746)
Share Transactions:
Proceeds from sale of shares	3,000,884,460	30,609,310,240
Net asset value of shares issued to shareholders in payment of distributions declared	10,942,604	8,501,700
Cost of shares redeemed	(2,165,569,626)	(32,510,452,792)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	846,257,438	(1,892,640,852)
Change in net assets	844,636,104	(1,892,126,372)
Net Assets:
Beginning of period	4,604,444,965	6,496,571,337
End of period (including undistributed (distributions in excess of) net investment income of $(7,306) and $6,379, respectively)	$5,449,081,069	$4,604,444,965
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the
Semi-Annual Shareholder Report

same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
Semi-Annual Shareholder Report

Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $7,619,788 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$218,668
Capital Shares	11,358
TOTAL	$230,026
For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,253,016,657	$2,254,375,453	28,259,811,884	$28,263,068,862
Shares issued to shareholders in payment of distributions declared	10,128,984	10,129,676	7,376,952	7,378,467
Shares redeemed	(1,454,365,621)	(1,455,149,625)	(28,452,698,711)	(28,455,515,007)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	808,780,020	$809,355,504	(185,509,875)	$(185,067,678)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	741,385,910	$741,492,243	2,078,457,451	$2,078,603,258
Shares issued to shareholders in payment of distributions declared	680,664	680,714	825,069	825,228
Shares redeemed	(705,832,226)	(705,884,095)	(3,179,672,538)	(3,179,843,815)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	36,234,348	$36,288,862	(1,100,390,018)	$(1,100,415,329)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,006,319	$5,016,764	267,634,168	$267,638,120
Shares issued to shareholders in payment of distributions declared	132,204	132,214	297,974	298,005
Shares redeemed	(4,535,718)	(4,535,906)	(875,089,405)	(875,093,970)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	602,805	$613,072	(607,157,263)	$(607,157,845)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	845,617,173	$846,257,438	(1,893,057,156)	$(1,892,640,852)
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $5,447,231,944. The net unrealized depreciation of investments for federal tax purposes was $554,427. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $554,427.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2018, the Adviser waived and/or reimbursed $5,168,951.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expense. For the six months ended January 31, 2018, the Adviser voluntarily reimbursed $2,450,837 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $176 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,006.20	$0.00[2,3]
Service Shares	$1,000	$1,004.90	$1.26[4]
Capital Shares	$1,000	$1,005.70	$0.51[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.20	$0.00[2,3]
Service Shares	$1,000	$1,023.90	$1.28[4]
Capital Shares	$1,000	$1,024.70	$0.51[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%[6]
Service Shares	0.25%
Capital Shares	0.10%
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.52 and $1.53, respectively.
6	Represents less than 0.01%.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited) – Federated Institutional Prime Obligations Fund
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.5%
Variable Rate Instruments	32.2%
Other Repurchase Agreements and Repurchase Agreements	22.8%
Certificates of Deposit	6.7%
Asset-Backed Securities	0.4%
Corporate Debt Security	0.4%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.1%[5]
8-30 Days	22.5%
31-90 Days	25.8%
91-180 Days	3.8%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 31.5% of the Fund's portfolio.
Semi-Annual Shareholder Report

Portfolio of Investments – Federated Institutional Prime Obligations Fund
January 31, 2018 (unaudited)
Principal Amount		Value
	ASSET-BACKED SECURITIES—0.4%
	Finance - Automotive—0.4%
$20,162,390	Enterprise Fleet Financing 2017-3 LLC, Class A1, 1.500%, 10/22/2018	$20,162,701
5,573,891	Enterprise Fleet Financing LLC 2017-2, Class A1, 1.500%, 7/20/2018	5,573,924
5,760,669	Santander Drive Auto Receivables Trust 2017-3, Class A1, 1.400%, 10/15/2018	5,760,678
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $31,496,950)	31,497,303
	CERTIFICATES OF DEPOSIT—6.7%
	Finance - Banking—6.7%
35,000,000	Bank of Montreal, 1.740%, 10/19/2018	34,927,266
70,000,000	Bank of Nova Scotia, Toronto, 1.470%—1.500%, 3/29/2018 - 5/25/2018	69,975,238
60,000,000	Canadian Imperial Bank of Commerce, 1.480%—1.590%, 2/14/2018 - 7/9/2018	59,943,690
100,000,000	Mizuho Bank Ltd., 1.550%—1.610%, 2/28/2018 - 3/8/2018	99,864,152
29,000,000	Mizuho Bank Ltd., 1.600%, 3/7/2018	29,000,000
95,000,000	Sumitomo Mitsui Trust Bank Ltd., 1.750%, 4/26/2018	95,003,534
63,000,000	Toronto Dominion Bank, 1.600%—1.800%, 7/20/2018 - 11/14/2018	62,873,548
50,000,000	Toronto Dominion Bank, 1.700%, 10/5/2018	49,293,484
30,000,000	Westpac Banking Corp. Ltd., Sydney, 1.570%, 9/14/2018	29,922,075
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $531,293,134)	530,802,987
	COMMERCIAL PAPER—37.5%[1]
	Aerospace/Auto—0.6%
50,000,000	Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.517%—1.578%, 4/6/2018 - 4/26/2018	49,821,910
	Finance - Banking—16.4%
40,000,000	Albion Capital LLC, (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.612%, 2/27/2018	39,953,489
133,170,000	Antalis S.A., (Societe Generale, Paris LIQ), 1.470%, 2/1/2018	133,170,000
229,395,000	Bank of Nova Scotia, Toronto, 1.476%—1.930%, 4/2/2018 - 8/2/2018	228,274,902
126,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.517%—1.771%, 6/13/2018 - 10/15/2018	124,708,005
388,000,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.350%—1.607%, 2/1/2018 - 3/22/2018	387,982,578
165,000,000	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.435%—1.627%, 2/1/2018 - 3/12/2018	164,782,736
30,000,000	ING (U.S.) Funding LLC, 1.788%, 5/1/2018	29,867,250
Semi-Annual Shareholder Report

Principal Amount		Value
	COMMERCIAL PAPER—continued[1]
	Finance - Banking—continued
$45,000,000	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.450%—1.494%, 2/2/2018 - 2/7/2018	$44,991,128
20,000,000	Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 1.593%, 4/13/2018	19,932,240
28,000,000	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.556%—1.777%, 3/1/2018 - 3/13/2018	27,963,961
55,000,000	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.808%, 4/2/2018	54,836,537
30,000,000	Toronto Dominion Bank, 1.760%, 10/22/2018	29,542,446
	TOTAL	1,286,005,272
	Finance - Commercial—5.9%
385,000,000	Atlantic Asset Securitization LLC, 1.340%—1.552%, 2/1/2018 - 2/22/2018	384,954,791
78,000,000	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.450%, 2/7/2018	77,981,150
	TOTAL	462,935,941
	Finance - Retail—4.2%
96,000,000	Barton Capital S.A., 1.470%—1.644%, 2/5/2018 - 3/14/2018	95,940,918
105,625,000	CRC Funding, LLC, 1.405%—1.526%, 2/2/2018 - 2/28/2018	105,540,073
7,795,000	Fairway Finance Co. LLC, 1.485%, 2/15/2018	7,790,513
56,000,000	Old Line Funding, LLC, 1.431%—1.715%, 2/13/2018 - 6/11/2018	55,818,035
29,500,000	Starbird Funding Corp., 1.758%, 4/9/2018	29,405,161
39,000,000	Thunder Bay Funding, LLC, 1.715%, 6/5/2018 - 6/12/2018	38,737,637
	TOTAL	333,232,337
	Finance - Securities—4.9%
228,500,000	Anglesea Funding LLC, 1.575%—1.840%, 2/7/2018 - 4/17/2018	227,944,139
87,000,000	Collateralized Commercial Paper Co. LLC, 1.481%—1.763%, 3/19/2018 - 8/6/2018	86,493,595
71,900,000	Collateralized Commercial Paper II Co. LLC, 1.547%—1.558%, 4/6/2018 - 4/13/2018	71,665,490
	TOTAL	386,103,224
	Municipal—0.1%
10,000,000	Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 1.461%, 3/7/2018	9,986,306
	Sovereign—5.4%
28,500,000	Caisse des Depots et Consignations (CDC), 1.809%, 3/27/2018	28,423,050
395,100,000	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.410%—1.809%, 2/5/2018 - 4/29/2018	394,184,033
	TOTAL	422,607,083
	TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,951,147,582)	2,950,692,073
Semi-Annual Shareholder Report

Principal Amount		Value
	CORPORATE BOND—0.4%
	Finance - Banking—0.4%
$29,283,000	Mizuho Bank Ltd., 1.800%, 3/26/2018 (IDENTIFIED COST $29,288,078)	$29,288,078
	NOTES - VARIABLE—32.2%[2]
	Aerospace/Auto—0.3%
10,000,000	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.804% (3-month USLIBOR +0.100%), 4/6/2018	10,005,955
15,000,000	Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 1.759% (1-month USLIBOR +0.200%), 2/14/2018	15,005,553
	TOTAL	25,011,508
	Finance - Banking—24.3%
50,000,000	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.625% (3-month USLIBOR +0.130%), 3/5/2018	50,024,127
28,000,000	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.686% (1-month USLIBOR +0.130%), 2/20/2018	28,004,006
40,000,000	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.761% (1-month USLIBOR +0.200%), 2/22/2018	40,000,000
50,000,000	Bank of Montreal, 1.632% (3-month USLIBOR +0.170%), 2/23/2018	50,032,369
4,000,000	Bank of Montreal, 1.758% (1-month USLIBOR +0.190%), 2/2/2018	4,001,496
75,000,000	Bank of Montreal, 1.803% (1-month USLIBOR +0.250%), 2/9/2018	74,989,330
50,000,000	Bank of Montreal, 1.806% (1-month USLIBOR +0.250%), 2/20/2018	49,989,069
20,000,000	Bank of Montreal, 1.835% (1-month USLIBOR +0.280%), 2/8/2018	20,011,917
15,000,000	Bank of Montreal, 1.840% (1-month USLIBOR +0.280%), 2/26/2018	14,999,268
20,000,000	Bank of Montreal, 1.841% (1-month USLIBOR +0.280%), 2/22/2018	19,999,277
35,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.523% (3-month USLIBOR +0.110%), 2/12/2018	35,019,158
15,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.619% (3-month USLIBOR +0.140%), 3/1/2018	15,006,801
33,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.775% (1-month USLIBOR +0.220%), 2/6/2018	32,999,395
5,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.784% (1-month USLIBOR +0.220%), 2/5/2018	5,000,443
40,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.788% (1-month USLIBOR +0.220%), 2/2/2018	40,003,441
21,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.816% (1-month USLIBOR +0.260%), 2/12/2018	20,998,371
5,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.846% (3-month USLIBOR +0.150%), 4/5/2018	5,003,681
25,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.895% (3-month USLIBOR +0.150%), 4/18/2018	25,000,000
30,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.910% (3-month USLIBOR +0.150%), 4/30/2018	30,027,307
Semi-Annual Shareholder Report

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Banking—continued
$7,000,000	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.999% (1-month USLIBOR +0.440%), 2/15/2018	$7,000,000
35,000,000	Canadian Imperial Bank of Commerce, 1.757% (1-month USLIBOR +0.200%), 2/5/2018	34,988,802
25,000,000	Canadian Imperial Bank of Commerce, 1.768% (1-month USLIBOR +0.200%), 2/2/2018	24,996,132
50,000,000	Canadian Imperial Bank of Commerce, 1.794% (1-month USLIBOR +0.240%), 2/8/2018	49,990,150
45,000,000	Canadian Imperial Bank of Commerce, 1.796% (1-month USLIBOR +0.240%), 2/19/2018	45,001,283
10,000,000	Canadian Imperial Bank of Commerce, 1.801% (1-month USLIBOR +0.240%), 2/22/2018	10,001,389
49,000,000	Canadian Imperial Bank of Commerce, 1.804% (1-month USLIBOR +0.250%), 2/12/2018	49,024,306
20,000,000	Canadian Imperial Bank of Commerce, 1.999% (1-month USLIBOR +0.440%), 2/14/2018	20,000,000
7,025,000	Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.500%, 2/7/2018	7,025,000
1,250,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/2/2018	1,250,000
47,000,000	Commonwealth Bank of Australia, 1.749% (1-month USLIBOR +0.190%), 2/14/2018	46,996,404
5,000,000	Commonwealth Bank of Australia, 1.789% (1-month USLIBOR +0.230%), 2/16/2018	5,002,309
50,000,000	Commonwealth Bank of Australia, 1.827% (1-month USLIBOR +0.260%), 2/28/2018	50,006,190
20,000,000	Commonwealth Bank of Australia, 1.833% (3-month USLIBOR +0.140%), 3/29/2018	20,000,000
20,000,000	Commonwealth Bank of Australia, 1.852% (3-month USLIBOR +0.130%), 4/13/2018	20,010,875
95,000	Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	95,000
5,900,000	Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.560%, 2/1/2018	5,900,000
16,700,000	Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.550%, 2/7/2018	16,700,000
3,000,000	Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.560%, 2/1/2018	3,000,000
7,000,000	Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.560%, 2/1/2018	7,000,000
315,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.550%, 2/7/2018	315,000
6,500,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2018	6,500,000
Semi-Annual Shareholder Report

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Banking—continued
$6,125,000	Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.530%, 2/1/2018	$6,125,000
5,375,000	Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	5,375,000
9,780,000	Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	9,780,000
20,000,000	National Australia Bank Ltd., Melbourne, 1.844% (3-month USLIBOR +0.140%), 4/6/2018	20,010,184
10,000,000	Pepper Residential Securities Trust No. 19, Class A1, (GTD by National Australia Bank Ltd., Melbourne), 1.904% (1-month USLIBOR +0.350%), 2/12/2018	9,988,980
6,155,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.660%, 2/1/2018	6,155,000
10,000,000	Royal Bank of Canada, 1.767% (1-month USLIBOR +0.200%), 2/28/2018	10,003,203
25,000,000	Royal Bank of Canada, 1.805% (1-month USLIBOR +0.250%), 2/8/2018	25,000,251
20,000,000	SSAB AB (publ), (Nordea Bank AB LOC), 1.560%, 2/1/2018	20,000,000
15,000,000	SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.560%, 2/1/2018	15,000,000
18,965,000	Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/1/2018	18,965,000
830,000	St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.560%, 2/1/2018	830,000
51,000,000	Sumitomo Mitsui Banking Corp., 1.753% (1-month USLIBOR +0.200%), 2/9/2018	50,995,975
75,000,000	Sumitomo Mitsui Banking Corp., 1.761% (1-month USLIBOR +0.200%), 2/21/2018	75,011,419
100,000,000	Sumitomo Mitsui Banking Corp., 1.767% (1-month USLIBOR +0.200%), 2/28/2018	100,007,738
50,000,000	Sumitomo Mitsui Banking Corp., 1.771% (1-month USLIBOR +0.210%), 2/26/2018	49,995,162
76,000,000	Sumitomo Mitsui Banking Corp., 1.773% (1-month USLIBOR +0.200%), 2/28/2018	76,004,235
50,000,000	Toronto Dominion Bank, 1.491% (3-month USLIBOR +0.100%), 2/5/2018	50,028,144
74,000,000	Toronto Dominion Bank, 1.791% (1-month USLIBOR +0.230%), 2/26/2018	74,003,724
4,000,000	Toronto Dominion Bank, 1.798% (1-month USLIBOR +0.230%), 11/30/2018	3,999,519
50,000,000	Wells Fargo Bank, N.A., 1.765% (1-month USLIBOR +0.210%), 2/7/2018	49,994,221
40,000,000	Wells Fargo Bank, N.A., 1.807% (1-month USLIBOR +0.250%), 2/5/2018	39,995,656
Semi-Annual Shareholder Report

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Banking—continued
$49,500,000	Wells Fargo Bank, N.A., 1.854% (3-month USLIBOR +0.150%), 4/9/2018	$49,531,973
21,000,000	Wells Fargo Bank, N.A., 1.873% (3-month USLIBOR +0.180%), 3/27/2018	21,019,980
50,000,000	Wells Fargo Bank, N.A., 1.891% (3-month USLIBOR +0.150%), 4/24/2018	50,031,505
19,000,000	Wells Fargo Bank, N.A., 2.019% (1-month USLIBOR +0.460%), 2/13/2018	19,000,000
50,000,000	Westpac Banking Corp. Ltd., Sydney, 1.833% (3-month USLIBOR +0.140%), 3/29/2018	50,000,000
6,835,000	Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.570%, 2/1/2018	6,835,000
	TOTAL	1,905,599,165
	Finance - Commercial—0.0%
3,000,000	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.757% (1-month USLIBOR +0.200%), 2/5/2018	3,000,000
	Finance - Retail—1.3%
50,000,000	Old Line Funding, LLC, 1.705% (1-month USLIBOR +0.150%), 2/6/2018	50,012,004
20,000,000	Old Line Funding, LLC, 1.721% (1-month USLIBOR +0.160%), 2/20/2018	19,999,894
28,000,000	Thunder Bay Funding, LLC, 1.704% (1-month USLIBOR +0.150%), 2/12/2018	28,008,388
	TOTAL	98,020,286
	Finance - Securities—4.1%
20,000,000	Anglesea Funding LLC, 1.803% (1-month USLIBOR +0.250%), 2/9/2018	20,000,000
45,000,000	Anglesea Funding LLC, 1.817% (1-month USLIBOR +0.250%), 2/27/2018	45,000,000
30,000,000	Anglesea Funding LLC, 1.826% (1-month USLIBOR +0.270%), 2/20/2018	30,000,000
19,500,000	Anglesea Funding LLC, 1.833% (1-month USLIBOR +0.280%), 2/9/2018	19,500,000
25,000,000	Anglesea Funding LLC, 1.834% (1-month USLIBOR +0.280%), 2/12/2018	25,000,000
15,000,000	Anglesea Funding LLC, 1.835% (1-month USLIBOR +0.280%), 2/6/2018	15,000,000
15,000,000	Collateralized Commercial Paper Co. LLC, 1.748% (1-month USLIBOR +0.180%), 2/2/2018	15,000,000
19,500,000	Collateralized Commercial Paper Co. LLC, 1.793% (1-month USLIBOR +0.220%), 2/28/2018	19,499,789
38,000,000	Collateralized Commercial Paper Co. LLC, 1.868% (3-month USLIBOR +0.160%), 4/4/2018	38,022,480
Semi-Annual Shareholder Report

Principal Amount		Value
	NOTES - VARIABLE—continued[2]
	Finance - Securities—continued
$3,000,000	Collateralized Commercial Paper II Co. LLC, 1.865% (3-month USLIBOR +0.160%), 4/4/2018	$3,001,757
25,000,000	Collateralized Commercial Paper II Co. LLC, 1.879% (3-month USLIBOR +0.140%), 4/16/2018	25,013,349
70,000,000	Collateralized Commercial Paper II Co. LLC, 1.895% (3-month USLIBOR +0.200%), 3/28/2018	70,057,637
	TOTAL	325,095,012
	Government Agency—2.2%
4,600,000	Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 1.630%, 2/7/2018	4,600,000
9,015,000	Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.560%, 2/1/2018	9,015,000
11,800,000	Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	11,800,000
19,425,000	COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 1.550%, 2/1/2018	19,425,000
7,250,000	Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.540%, 2/1/2018	7,250,000
7,250,000	Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.540%, 2/1/2018	7,250,000
32,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	32,000,000
16,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	16,000,000
1,000,000	Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	1,000,000
6,020,000	Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.560%, 2/1/2018	6,020,000
8,140,000	Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (FHLB of Atlanta LOC), 1.600%, 2/1/2018	8,140,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	6,200,000
19,640,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	19,640,000
7,500,000	Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 1.560%, 2/1/2018	7,500,000
5,860,000	Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 1.600%, 2/1/2018	5,860,000
14,200,000	Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 1.550%, 2/1/2018	14,200,000
	TOTAL	175,900,000
	TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,532,245,859)	2,532,625,971
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—13.0%
	Finance - Banking—13.0%
$63,000,000	BMO Capital Markets Corp., 1.520%, dated 1/31/2018, interest in a $65,000,000 collateralized loan agreement will repurchase securities provided as collateral for $65,002,744 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $66,303,613 have been received as collateral and held with BNY Mellon as tri-party agent.	$63,000,000
90,625,000	BNP Paribas SA, 1.550%, dated 1/31/2018, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,007,535 on 2/1/2018, in which asset-backed securities, corporate bonds, medium-term notes, municipal bonds and a sovereign debt security with a market value of $178,507,686 have been received as collateral and held with BNY Mellon as tri-party agent.	90,625,000
50,000,000	BNP Paribas SA, 1.57%, dated 1/29/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,130,833 on 2/28/2018, in which corporate bonds and a sovereign debt security with a market value of $102,133,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
42,000,000	CIBC World Markets Corp., 1.45%, dated 1/31/2018, interest in a $67,000,000 collateralized loan agreement will repurchase securities provided as collateral for $67,002,699 on 2/1/2018, in which corporate bonds and treasury notes with a market value of $68,341,891 have been received as collateral and held with BNY Mellon as tri-party agent.	42,000,000
156,625,000	Citigroup Global Markets, Inc., 1.62%, dated 1/31/2018, interest in a $170,000,000 collateralized loan agreement will repurchase securities provided as collateral for $170,007,650 on 2/1/2018, in which American depositary receipts and exchange traded funds with a market value of $173,407,824 have been received as collateral and held with BNY Mellon as tri-party agent.	156,625,000
25,000,000	Citigroup Global Markets, Inc., 2.48%, dated 8/2/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,945,500 on 2/1/2018, in which medium-term notes with a market value of $77,085,486 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
75,000,000	Citigroup Global Markets, Inc., 2.53%, dated 8/2/2017, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,607,604 on 2/1/2018, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,684,141 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
35,000,000	HSBC Securities (USA), Inc., 1.52%, dated 1/31/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,167 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $76,387,875 have been received as collateral and held with JPMorgan Chase as tri-party agent.	35,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$159,000,000	HSBC Securities (USA), Inc., 1.62%, dated 1/31/2018, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,014,850 on 2/1/2018, in which corporate bonds and medium-term notes with a market value of $336,589,171 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$159,000,000
118,000,000	MUFG Securities Americas, Inc., 1.62%, 1/31/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,009,000 on 2/1/2018, in which American depository receipts, convertible bonds, corporate bonds, medium-term notes, unit investment trust and municipal bonds with a market value of $204,009,181 have been received as collateral and held with BNY Mellon as tri-party agent.	118,000,000
65,000,000	MUFG Securities Americas, Inc., 1.63%, 1/17/2018, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,135,833 on 2/1/2018, in which American depository receipts, convertible bonds, corporate bonds, medium-term notes, unit investment trusts and municipal bonds with a market value of $204,139,178 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	Mizuho Securities USA, Inc., 2.53%, 1/12/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,674,667 on 3/13/2018, in which collateralized mortgage obligations with a market value of $163,429,387 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
90,000,000	Wells Fargo Securities LLC, 2.22%, dated 1/29/2018, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,488,400 on 4/27/2018, in which collateralized mortgage obligations with a market value of $91,816,983 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	1,019,250,000
	REPURCHASE AGREEMENTS—9.8%
	Finance - Banking—9.8%
520,000,000	Interest in $2,200,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,083,111 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2060 and the market value of those underlying securities was $2,256,813,138.	520,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$250,000,000	Interest in $3,255,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,255,122,967 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2048 and the market value of those underlying securities was $3,320,225,426.	$250,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	770,000,000
	TOTAL INVESTMENT IN SECURITIES-100.0% (IDENTIFIED COST $7,864,721,603)[3]	7,864,156,412
	OTHER ASSETS AND LIABILITIES-NET—(0.0)%[4]	(3,104,350)
	TOTAL NET ASSETS—100%	$7,861,052,062
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Automated Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,			Period Ended 7/31/2014[1]
		2017	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0046	0.0001	0.000[2]	(0.000)[2]	(0.000)[2]
Net realized and unrealized gain on investments	—	0.0039	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0046	0.0040	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0046)	(0.0030)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from paid in surplus	—	(0.0010)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0046)	(0.0040)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Total Return[3]	0.47%	0.30%	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.54%[5]	0.52%	0.44%	0.24%	0.23%[5]
Net investment income (loss)	0.02%[5]	0.01%	0.02%	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	—%	0.12%	0.20%	0.40%	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]	$823,514	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0064	0.0063	0.003	0.000[1]	0.000[1]	0.001
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0011	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0062	0.0074	0.004	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.0064)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0064)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.0001	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	0.66%	0.26%	0.04%	0.20%	0.10%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	1.27%[3]	0.40%	0.26%	0.04%	0.02%	0.10%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,826,630	$787,309	$21,921,916	$30,806,315	$26,947,649	$36,127,647
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0053	0.0040	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain (loss) on investments	(0.0003)	0.0012	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0050	0.0052	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0053)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0053)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0000	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.50%	0.43%	0.07%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.45%	0.39%	0.24%	0.22%	0.29%
Net investment income	1.03%[3]	0.13%	0.07%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.15%	0.30%	0.31%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,249	$37,873	$1,841,641	$2,881,460	$3,336,274	$3,059,336
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0061	0.0058	0.002	0.000[2]	0.000[2]	0.001[1]
Net realized and unrealized gain (loss) on investments	(0.0002)	0.0010	0.001	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0059	0.0068	0.003	0.000[2]	0.000[2]	0.001
Less Distributions:
Distributions from net investment income	(0.0061)	(0.0058)	(0.002)	(0.000)[2]	(0.000)[2]	(0.001)
Distributions from paid in surplus	—	(0.0008)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0061)	(0.0066)	(0.003)	(0.000)[2]	(0.000)[2]	(0.001)
Net Asset Value, End of Period	$1.0000	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.59%	0.60%	0.21%	0.01%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses	0.24%[4]	0.25%	0.26%	0.23%	0.22%	0.25%
Net investment income	1.23%[4]	0.34%	0.22%	0.01%	0.01%	0.05%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.08%	0.10%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,605	$14,549	$526,605	$637,721	$816,589	$1,234,586
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Trust Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0036[1]	0.0018	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0002	0.0015	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0038	0.0033	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0040)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	(0.0009)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0040)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0001	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.53%	0.45%	0.23%	0.22%	0.29%
Net investment income	0.76%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.26%	0.33%	0.55%	0.57%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$567	$1,211	$367,093	$499,638	$1,417,891	$2,761,275
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2018 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,789,250,000
Investment in securities	6,074,906,412
Total investment in securities, at value (identified cost $7,864,721,603)		$7,864,156,412
Cash		177,183
Income receivable		5,463,379
TOTAL ASSETS		7,869,796,974
Liabilities:
Income distribution payable	8,362,256
Payable to adviser (Note 5)	13,469
Payable for administrative fees (Note 5)	17,187
Payable for Directors'/Trustees' fees (Note 5)	13,486
Payable for distribution services fee (Note 5)	120
Accrued expenses (Note 5)	338,394
TOTAL LIABILITIES		8,744,912
Net assets for 7,860,327,602 shares outstanding		$7,861,052,062
Net Assets Consist of:
Paid-in capital		$7,861,613,810
Net unrealized depreciation of investments		(565,191)
Accumulated net realized loss on investments		(1,309)
Undistributed net investment income		4,752
TOTAL NET ASSETS		$7,861,052,062
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.0000
Institutional Shares:
$7,826,630,027 ÷ 7,825,905,644 shares outstanding, no par value, unlimited shares authorized		$1.0001
Service Shares:
$25,249,349 ÷ 25,248,920 shares outstanding, no par value, unlimited shares authorized		$1.0000
Capital Shares:
$8,605,326 ÷ 8,605,725 shares outstanding, no par value, unlimited shares authorized		$1.0000
Trust Shares:
$567,260 ÷ 567,213 shares outstanding, no par value, unlimited shares authorized		$1.0001
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest		$47,540,522
Expenses:
Investment adviser fee (Note 5)	$6,484,187
Administrative fee (Note 5)	2,593,434
Custodian fees	91,123
Transfer agent fee	108,457
Directors'/Trustees' fees (Note 5)	16,482
Auditing fees	12,230
Legal fees	4,790
Portfolio accounting fees	130,489
Distribution services fee (Note 5)	966
Other service fees (Notes 2 and 5)	51,875
Share registration costs	46,578
Printing and postage	11,478
Miscellaneous (Note 5)	28,103
TOTAL EXPENSES	9,580,192
Waiver of investment adviser fee (Note 5)	(3,254,578)
Net expenses		6,325,614
Net investment income		41,214,908
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,619
Net change in unrealized appreciation of investments		(724,663)
Change in net assets resulting from operations		$40,491,864
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,214,908	$15,055,274
Net realized gain on investments	1,619	68,497
Net change in unrealized appreciation/depreciation of investments	(724,663)	159,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,491,864	15,283,243
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	0[1]	(15,247)
Institutional Shares	(40,853,421)	(14,356,935)
Service Shares	(213,171)	(438,493)
Capital Shares	(145,284)	(255,767)
Trust Shares	(2,926)	(8,026)
Distribution from paid in surplus
Automated Shares	—	(134,614)
Institutional Shares	—	(2,891,295)
Service Shares	—	(293,506)
Capital Shares	—	(58,289)
Trust Shares	—	(48,022)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,214,802)	(18,500,194)
Share Transactions:
Proceeds from sale of shares	15,439,474,938	25,280,837,576
Net asset value of shares issued to shareholders in payment of distributions declared	3,489,118	7,016,180
Cost of shares redeemed	(8,422,131,244)	(49,924,464,163)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,020,832,812	(24,636,610,407)
Change in net assets	7,020,109,874	(24,639,827,358)
Net Assets:
Beginning of period	840,942,188	25,480,769,546
End of period (including undistributed net investment income of $4,752 and $4,646, respectively)	$7,861,052,062	$840,942,188
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements– Federated Institutional Prime Obligations Fund
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver of $3,254,578 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$45,052
Capital Shares	5,917
Trust Shares	906
TOTAL	$51,875
For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	72,816,168	$72,816,168
Shares issued to shareholders in payment of distributions declared	—	—	149,857	149,857
Shares redeemed	—	—	(896,368,786)	(896,368,786)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(823,402,761)	$(823,402,761)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,203,391,205	$15,206,562,081	22,704,540,167	$22,705,067,578
Shares issued to shareholders in payment of distributions declared	3,157,294	3,157,806	6,379,527	6,379,934
Shares redeemed	(8,167,723,122)	(8,169,684,716)	(43,842,787,949)	(43,843,301,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,038,825,377	$7,040,035,171	(21,131,868,255)	$(21,131,853,944)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	176,293,300	$176,319,196	1,705,459,930	$1,705,486,299
Shares issued to shareholders in payment of distributions declared	209,065	209,091	273,328	273,369
Shares redeemed	(189,115,438)	(189,145,993)	(3,509,263,320)	(3,509,292,969)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,613,073)	$(12,617,706)	(1,803,530,062)	$(1,803,533,301)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	56,587,423	$56,592,253	569,526,588	$569,534,428
Shares issued to shareholders in payment of distributions declared	119,633	119,636	205,881	205,893
Shares redeemed	(62,647,644)	(62,652,527)	(1,081,719,528)	(1,081,728,460)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,940,588)	$(5,940,638)	(511,987,059)	$(511,988,139)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,407	$1,408	227,932,977	$227,933,103
Shares issued to shareholders in payment of distributions declared	2,585	2,585	7,127	7,127
Shares redeemed	(647,726)	(648,008)	(593,772,326)	(593,772,492)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(643,734)	$(644,015)	(365,832,222)	$(365,832,262)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,019,627,982	7,020,832,812	(24,636,620,359)	(24,636,610,407)
4. FEDERAL TAX INFORMATION
At January 31, 2018, the cost of investments for federal tax purposes was $7,864,721,603. The net unrealized depreciation of investments for federal tax purposes was $565,191. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $504,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,069,689.
Semi-Annual Shareholder Report

At July 31, 2017, the Fund had a capital loss carryforward of $2,928 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$2,928	NA	$2,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $3,254,578 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$966
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $74 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $1,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,375,000.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month LIBOR, and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2018, the Fund had no outstanding loans. During the six months ended January 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,004.70	$2.71
Institutional Shares	$1,000	$1,006.20	$0.96
Service Shares	$1,000	$1,005.00	$2.07
Capital Shares	$1,000	$1,005.90	$1.21
Trust Shares	$1,000	$1,003.80	$3.43
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.50	$2.73
Institutional Shares	$1,000	$1,024.20	$0.97
Service Shares	$1,000	$1,023.10	$2.09
Capital Shares	$1,000	$1,024.00	$1.22
Trust Shares	$1,000	$1,021.80	$3.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.54%
Institutional Shares	0.19%
Service Shares	0.41%
Capital Shares	0.24%
Trust Shares	0.68%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Prime Value Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
Semi-Annual Shareholder Report

Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the
Semi-Annual Shareholder Report

incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Semi-Annual Shareholder Report

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Wealth | TBIXX	Service | TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	70.4%
Municipal Notes	19.0%
Commercial Paper	9.3%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	5.7%
31-90 Days	11.4%
91-180 Days	6.8%
181 Days or more	5.8%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.7%
		Alabama—5.1%
$42,945,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.100%, 2/1/2018	$42,945,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.100%, 2/1/2018	16,000,000
33,800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.180%, 2/7/2018	33,800,000
8,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.100%, 2/1/2018	8,100,000
2,140,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.100%, 2/1/2018	2,140,000
11,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.180%, 2/7/2018	11,000,000
10,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	10,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.280%, 2/1/2018	24,810,000
		TOTAL	148,795,000
		Arizona—0.8%
5,000,000		Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.210%, 2/1/2018	5,000,000
3,400,000		Maricopa County, AZ, IDA (Banner Health), (Series 2017D) Weekly VRDNs, 1.070%, 2/7/2018	3,400,000
11,225,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	11,225,000
4,000,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs (FNMA LOC), 1.180%, 2/1/2018	4,000,000
		TOTAL	23,625,000
		California—5.1%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.320%, 2/1/2018	46,000,000
15,100,000		California State, (Series 2005 A2-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.000%, 2/7/2018	15,100,000
21,400,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), 1.02% CP, Mandatory Tender 2/7/2018	21,400,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.04% CP, Mandatory Tender 4/5/2018	12,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.47% CP, Mandatory Tender 6/5/2018	$15,500,000
40,000,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.240%, 2/1/2018	40,000,000
		TOTAL	150,000,000
		Colorado—0.9%
9,960,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/19/2018	9,960,000
6,710,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	6,710,000
11,035,000		University of Colorado, Solar Eclipse (Series 2017-0065) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	11,035,000
		TOTAL	27,705,000
		Connecticut—1.1%
2,135,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	2,135,000
355,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	355,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	30,000,000
		TOTAL	32,490,000
		District of Columbia—0.3%
4,995,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,995,000
4,010,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,010,000
		TOTAL	9,005,000
		Florida—7.5%
5,000,000		Central Florida Expressway Authority, Series 2018-004 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	5,000,000
6,485,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	6,485,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.00% CP, Mandatory Tender 2/5/2018	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	5,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$7,505,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	$7,505,000
11,000,000		Florida State, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	11,000,000
1,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 1.090%, 2/7/2018	1,000,000
10,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 3/8/2018	10,960,000
7,950,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 1.020%, 2/1/2018	7,950,000
3,900,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 0.990%, 2/1/2018	3,900,000
17,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.000%, 2/1/2018	17,000,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.310%, 2/1/2018	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70), 1.33% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 2/1/2018	6,410,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.290%, 2/1/2018	4,200,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62), 1.33% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 2/1/2018	20,000,000
11,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	11,480,000
2,800,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.170%, 2/1/2018	2,800,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.460%, 2/1/2018	16,500,000
5,000,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.010%, 2/1/2018	5,000,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.160%, 2/1/2018	10,000,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.01% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/16/2018	18,000,000
		TOTAL	220,090,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—3.8%
$4,000,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.080%, 2/7/2018	$4,000,000
25,000,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.280%, 2/1/2018	25,000,000
55,010,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.26% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 2/1/2018	55,010,000
7,495,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.31% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 2/15/2018	7,495,000
18,830,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	18,830,000
2,000,000		Municipal Electric Authority of Georgia, (Series 1985C) General Resolution Weekly VRDNs (TD Bank, N.A. LOC), 1.050%, 2/7/2018	2,000,000
		TOTAL	112,335,000
		Hawaii—0.6%
9,285,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.610%, 2/1/2018	9,285,000
8,660,000		Hawaii State, Solar Eclipse (3a-7) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	8,660,000
		TOTAL	17,945,000
		Idaho—0.2%
7,500,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID), 1.10% TOBs, Mandatory Tender 3/1/2018	7,500,000
		Illinois—0.2%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.430%, 2/1/2018	600,000
4,000,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.050%, 2/7/2018	4,000,000
		TOTAL	4,600,000
		Indiana—1.0%
4,905,000		Illinois Educational Facilities Authority (National-Louis University), (Series 1999B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.170%, 2/1/2018	4,905,000
15,365,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs (Bank of New York Mellon LOC), 1.190%, 2/1/2018	15,365,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	4,035,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	$6,500,000
		TOTAL	30,805,000
		Iowa—0.2%
4,900,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.190%, 2/1/2018	4,900,000
		Kentucky—0.5%
14,705,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	14,705,000
		Louisiana—2.7%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.190%, 2/7/2018	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs (FHLB of Dallas LOC), 1.100%, 2/7/2018	12,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.100%, 2/7/2018	1,140,000
15,500,000		Louisiana Public Facilities Authority (Christus Health System), (Series 2009B-1) Weekly VRDNs (Bank of New York Mellon LOC), 1.110%, 2/7/2018	15,500,000
		TOTAL	78,640,000
		Maryland—0.5%
1,520,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/6/2018	1,520,000
4,990,000		Maryland State Transportation Authority, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	4,990,000
904,000		Montgomery County, MD Housing Opportunities Commission (Byron House, Inc. Facility), (Series 1998 Issue I) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.260%, 2/6/2018	904,000
6,680,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	6,680,000
		TOTAL	14,094,000
		Massachusetts—0.8%
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.34% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 3/8/2018	6,120,000
10,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.200%, 2/1/2018	10,300,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$3,675,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.200%, 2/1/2018	$3,675,000
3,890,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	3,890,000
		TOTAL	23,985,000
		Michigan—4.6%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (2017-012) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.210%, 2/1/2018	60,300,000
800,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 1.170%, 2/1/2018	800,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.200%, 2/7/2018	3,100,000
655,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.200%, 2/1/2018	655,000
2,900,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.260%, 2/1/2018	2,900,000
2,270,000		Michigan State Strategic Fund (Detroit Public Television), (Series 2005) Weekly VRDNs (Comerica Bank LOC), 1.240%, 2/1/2018	2,270,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.210%, 2/1/2018	400,000
3,225,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	3,225,000
910,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	910,000
25,225,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	25,225,000
34,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	34,635,000
		TOTAL	134,420,000
		Minnesota—0.7%
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.140%, 2/1/2018	1,760,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—continued
$3,010,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Children's Hospitals & Clinics), (Series 2004B) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.980%, 2/1/2018	$3,010,000
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs (FNMA LOC), 1.140%, 2/1/2018	3,940,000
9,950,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	9,950,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.240%, 2/1/2018	2,642,000
		TOTAL	21,302,000
		Missouri—0.5%
30,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009A) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.240%, 2/1/2018	30,000
10,000,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.240%, 2/1/2018	10,000,000
4,980,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,980,000
		TOTAL	15,010,000
		Montana—0.2%
7,000,000		Montana State Board Of Investments, Municipal Finance Consolidation Act Bonds (Series 2010), 1.20% TOBs, Mandatory Tender 3/1/2018	7,000,000
		Multi-State—8.0%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.250%, 2/1/2018	121,400,000
45,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.230%, 2/1/2018	45,000,000
69,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.250%, 2/1/2018	69,000,000
		TOTAL	235,400,000
		Nevada—1.3%
13,690,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2010 Series F-2) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.080%, 2/7/2018	13,690,000
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/22/2018	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 1.01% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 2/6/2018	12,500,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nevada—continued
$7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	$7,990,000
		TOTAL	39,180,000
		New Jersey—2.1%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,488,877
2,110,500		Cresskill Borough, NJ, 2.00% BANs, 3/2/2018	2,111,756
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.210%, 2/1/2018	6,000,000
8,240,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 1.200%, 2/1/2018	8,240,000
11,325,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	11,325,000
2,950,000		Palmyra Borough, NJ, (2017 Series A), 2.50% BANs, 12/19/2018	2,970,392
7,324,176		Roselle, NJ, 2.50% BANs, 3/1/2018	7,330,773
8,897,250		South River, NJ, 2.50% BANs, 12/11/2018	8,968,588
4,462,395		Southampton Township, NJ, (2017 Series A), 2.50% BANs, 7/17/2018	4,485,412
5,381,172		Wallington, NJ, 2.25% BANs, 8/23/2018	5,412,286
		TOTAL	62,333,084
		New York—11.6%
3,452,000		Baldwinsville, NY CSD, 2.25% BANs, 6/29/2018	3,465,123
19,150,000		Candor, NY CSD, 2.25% BANs, 6/28/2018	19,233,834
13,800,000		Eden, NY CSD, 2.00% BANs, 6/8/2018	13,840,814
7,160,000		Geneva, NY City School District, 2.00% BANs, 7/13/2018	7,178,976
6,000,000		Geneva, NY City School District, 2.25% RANs, 6/26/2018	6,024,718
15,907,492		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	15,987,715
3,705,578		Liberty, NY CSD, 2.00% BANs, 6/29/2018	3,717,522
3,435,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.200%, 2/1/2018	3,435,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 1.210%, 2/1/2018	21,190,000
39,770,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.210%, 2/1/2018	39,770,000
6,027,088		Middletown, NY, (Series A), 2.25% BANs, 8/29/2018	6,062,876
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.160%, 2/1/2018	$1,000,000
19,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.060%, 2/1/2018	19,100,000
52,700,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.060%, 2/1/2018	52,700,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.150%, 2/1/2018	2,000,000
2,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Bank of Montreal LIQ), 1.140%, 2/1/2018	2,000,000
30,000,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.020%, 2/1/2018	30,000,000
15,000,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.970%, 2/1/2018	15,000,000
3,100,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.020%, 2/1/2018	3,100,000
3,000,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.070%, 2/7/2018	3,000,000
3,000,000		New York State HFA (Durst Pyramid LLC), (Series 2015A-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	3,000,000
30,200,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	30,200,000
11,250,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	11,250,000
2,915,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 2/1/2018	2,915,000
5,476,209		North Syracuse, NY CSD, 2.25% BANs, 8/10/2018	5,506,625
2,302,807		Springville-Griffith Institute, NY CSD, 2.25% BANs, 8/24/2018	2,316,187
6,620,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.040%, 2/1/2018	6,620,000
2,500,000		Waverly, NY CSD, 2.25% BANs, 8/31/2018	2,513,831
2,200,000		Webutuck, NY CSD, 2.25% BANs, 8/25/2018	2,212,196
6,422,000		Weedsport, NY CSD, 2.25% BANs, 7/13/2018	6,447,266
		TOTAL	340,787,683
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—2.2%
$7,270,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), (Series 2007E) Daily VRDNs (TD Bank, N.A. LOC), 0.970%, 2/1/2018	$7,270,000
10,170,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), Stage Trust (Series 2011-72C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	10,170,000
13,000,000		Forsyth County, NC, Solar Eclipse (Series 2017-0020) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	13,000,000
4,815,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	4,815,000
5,625,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	5,625,000
2,100,000		New Hanover County, NC (New Hanover Regional Medical Center), (Series 2008B) Weekly VRDNs (PNC Bank, N.A. LOC), 1.090%, 2/7/2018	2,100,000
1,035,000		North Carolina Capital Facilities Finance Agency (Summit School, Inc.), (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.180%, 2/1/2018	1,035,000
9,250,000		North Carolina Medical Care Commission (WakeMed Corp.), (Series 2009B) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.130%, 2/1/2018	9,250,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.44% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 4/5/2018	11,015,000
		TOTAL	64,280,000
		North Dakota—0.3%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.150%, 2/7/2018	9,124,000
		Ohio—4.8%
10,000,000		Akron, OH, 3.00% BANs, 12/12/2018	10,122,761
9,885,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.000%, 2/1/2018	9,885,000
7,250,000		Avon, OH Water System, 2.375% BANs, 1/31/2019	7,294,393
4,000,000		Big Walnut, OH LSD, 2.625% BANs, 5/1/2018	4,012,528
2,120,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 1.150%, 2/1/2018	2,120,000
20,000,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp.), (Series 2011C) Weekly VRDNs, 1.060%, 2/7/2018	20,000,000
620,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.140%, 2/1/2018	620,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$18,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH), 1.10% TOBs, Mandatory Tender 3/1/2018	$18,000,000
17,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Series 2018-002 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.410%, 2/1/2018	17,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	23,640,000
8,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), 1.11% CP, Mandatory Tender 3/8/2018	8,300,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	15,410,000
3,935,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.290%, 2/1/2018	3,935,000
		TOTAL	140,339,682
		Oklahoma—0.5%
14,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.510%, 2/1/2018	14,000,000
		Oregon—0.4%
12,185,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	12,185,000
		Pennsylvania—8.6%
1,800,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.270%, 2/1/2018	1,800,000
27,070,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.060%, 2/1/2018	27,070,000
50,000,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.060%, 2/1/2018	50,000,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Series 2018-001 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	10,000,000
2,000,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 1.120%, 2/1/2018	2,000,000
12,475,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.190%, 2/1/2018	12,475,000
5,765,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.190%, 2/1/2018	5,765,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$15,195,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.150%, 2/7/2018	$15,195,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), (SIFMA 7-day +0.300%), Optional Tender 2/15/2018	7,080,000
1,500,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.970%, 2/1/2018	1,500,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 1.44% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 2/8/2018	4,795,000
1,200,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.170%, 2/1/2018	1,200,000
1,200,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 2/1/2018	1,200,000
2,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.950%, 2/1/2018	2,100,000
2,345,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2005A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.950%, 2/1/2018	2,345,000
100,185,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.230%, 2/1/2018	100,185,000
9,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.280%, 2/1/2018	9,500,000
		TOTAL	254,210,000
		South Carolina—0.3%
10,000,000		Lexington, SC Waterworks & Sewer System, (Series 2017), 4.20% BANs, 6/1/2018	10,096,593
		Tennessee—0.6%
16,870,000		Metropolitan Government Nashville & Davidson County, TN, Solar Eclipse (Series 2017-0011) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	16,870,000
		Texas—9.2%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 2/15/2018	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.250%, 2/1/2018	700,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), 1.12% CP, Mandatory Tender 3/8/2018	$40,000,000
5,170,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.000%, 2/1/2018	5,170,000
4,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.000%, 2/1/2018	4,000,000
15,000,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.180%, 2/1/2018	15,000,000
4,680,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050), 1.31% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ) 4/12/2018	4,680,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 1.160%, 2/7/2018	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 1.160%, 2/7/2018	21,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.12% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 2/8/2018	30,000,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.36% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 3/7/2018	25,000,000
18,700,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), (Series 2008C-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.110%, 2/7/2018	18,700,000
71,840,000		Texas State, 4.00% TRANs, 8/30/2018	72,951,768
		TOTAL	270,776,768
		Utah—4.2%
122,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.210%, 2/1/2018	122,321,000
		Virginia—3.9%
1,050,000		Fairfax County, VA IDA (Inova Health System), (Series 2005C-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.100%, 2/7/2018	1,050,000
43,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.385% TOBs, Mandatory Tender 6/29/2018	43,000,000
69,870,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs (Citibank NA, New York LIQ), 1.200%, 2/1/2018	69,870,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$500,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.190%, 2/1/2018	$500,000
		TOTAL	114,420,000
		Washington—0.4%
7,820,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/29/2018	7,820,000
4,000,000		Seattle, WA, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ) 4/12/2018	4,000,000
		TOTAL	11,820,000
		West Virginia—0.3%
9,065,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.200%, 2/1/2018	9,065,000
		Wisconsin—2.7%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	5,000,000
49,615,000		Wisconsin Health & Educational Facilities Authority (Aurora Health Care, Inc.), (Series 2010C), 1.55% CP (Bank of America N.A. LOC), Mandatory Tender 7/9/2018	49,615,000
21,740,000		Wisconsin State HEFA (Aurora Health Care, Inc.), (Series 1999C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	21,740,000
2,610,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.350%, 2/1/2018	2,610,000
		TOTAL	78,965,000
		TOTAL INVESTMENT IN SECURITIES—98.7% (AT AMORTIZED COST)[3]	2,905,124,810
		OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	37,782,240
		TOTAL NET ASSETS—100%	$2,942,907,050
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $43,000,000, which represented 1.5% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
16

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LSD	—Local School District
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.006	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	0.77%	0.11%	0.02%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.13%[4]	0.08%[4]	0.10%[4]	0.18%[4]
Net investment income	0.87%[3]	0.57%	0.08%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.09%[3]	0.09%	0.17%	0.21%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,739,275	$2,270,120	$4,088,135	$5,295,667	$5,272,724	$5,906,897
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08%, 0.10% and 0.18% for the years ended July 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.005	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.33%	0.52%	0.03%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.46%	0.20%[4]	0.08%[4]	0.10%[4]	0.18%[4]
Net investment income	0.61%[3]	0.31%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.09%	0.34%	0.46%	0.44%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,632	$228,340	$584,889	$1,179,326	$1,241,451	$1,339,613
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20%, 0.08%, 0.10% and 0.18% for the years ended July 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$2,905,124,810
Cash		2,135,840
Income receivable		7,521,129
Receivable for investments sold		27,004,749
Receivable for shares sold		3,699,046
TOTAL ASSETS		2,945,485,574
Liabilities:
Payable for shares redeemed	$1,605,800
Income distribution payable	800,329
Payable to adviser (Note 4)	9,147
Payable for administrative fees (Note 4)	6,458
Payable for Directors'/Trustees' fees (Note 4)	2,651
Payable for portfolio accounting fees	104,099
Accrued expenses (Note 4)	50,040
TOTAL LIABILITIES		2,578,524
Net assets for 2,942,891,993 shares outstanding		$2,942,907,050
Net Assets Consist of:
Paid-in capital		$2,942,872,510
Accumulated net realized gain on investments		30,597
Undistributed net investment income		3,943
TOTAL NET ASSETS		$2,942,907,050
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$2,739,274,632 ÷ 2,739,260,617 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$203,632,418 ÷ 203,631,376 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest		$14,243,047
Expenses:
Investment adviser fee (Note 4)	$2,619,708
Administrative fee (Note 4)	1,047,518
Custodian fees	47,375
Transfer agent fee	11,724
Directors'/Trustees' fees (Note 4)	11,124
Auditing fees	12,414
Legal fees	26,031
Portfolio accounting fees	106,230
Other service fees (Notes 2 and 4)	256,929
Share registration costs	42,406
Printing and postage	12,229
Miscellaneous (Note 4)	29,717
TOTAL EXPENSES	4,223,405
Waiver of investment adviser fee (Note 4)	(1,151,600)
Net expenses		3,071,805
Net investment income		11,171,242
Net realized gain on investments		34,670
Change in net assets resulting from operations		$11,205,912
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,171,242	$12,726,632
Net realized gain on investments	34,670	3,853,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,205,912	16,579,679
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(10,544,392)	(11,861,618)
Service Shares	(622,237)	(865,777)
Distributions from net realized gain on investments
Wealth Shares	(396,766)	(3,281,396)
Service Shares	(30,127)	(635,725)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,593,522)	(16,644,516)
Share Transactions:
Proceeds from sale of shares	2,599,342,875	6,157,263,471
Net asset value of shares issued to shareholders in payment of distributions declared	7,652,286	6,863,622
Cost of shares redeemed	(2,162,161,137)	(8,338,625,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	444,834,024	(2,174,498,810)
Change in net assets	444,446,414	(2,174,563,647)
Net Assets:
Beginning of period	2,498,460,636	4,673,024,283
End of period (including undistributed (distributions in excess of) net investment income of $3,943 and $(670), respectively)	$2,942,907,050	$2,498,460,636
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver of $1,151,600 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$256,929
For the six months ended January 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,421,993,597	$2,421,993,597	5,437,905,704	$5,437,905,704
Shares issued to shareholders in payment of distributions declared	7,364,316	7,364,316	6,148,127	6,148,127
Shares redeemed	(1,959,851,720)	(1,959,851,720)	(7,262,025,338)	(7,262,025,338)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	469,506,193	$469,506,193	(1,817,971,507)	$(1,817,971,507)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	177,349,278	$177,349,278	719,357,767	$719,357,767
Shares issued to shareholders in payment of distributions declared	287,970	287,970	715,495	715,495
Shares redeemed	(202,309,417)	(202,309,417)	(1,076,600,565)	(1,076,600,565)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(24,672,169)	$(24,672,169)	(356,527,303)	$(356,527,303)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	444,834,024	$444,834,024	(2,174,498,810)	$(2,174,498,810)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $1,151,600 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Other Service Fees
For the six months ended January 31, 2018, FSSC received $2,410 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $834,535,000 and $573,615,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,004.50	$1.06
Service Shares	$1,000	$1,003.30	$2.32
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.10	$1.07
Service Shares	$1,000	$1,022.90	$2.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Service Shares	0.46%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450202 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Wealth | TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	70.4%
Municipal Notes	19.0%
Commercial Paper	9.3%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	5.7%
31-90 Days	11.4%
91-180 Days	6.8%
181 Days or more	5.8%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.7%
		Alabama—5.1%
$42,945,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.100%, 2/1/2018	$42,945,000
16,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.100%, 2/1/2018	16,000,000
33,800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.180%, 2/7/2018	33,800,000
8,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.100%, 2/1/2018	8,100,000
2,140,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.100%, 2/1/2018	2,140,000
11,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.180%, 2/7/2018	11,000,000
10,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	10,000,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.280%, 2/1/2018	24,810,000
		TOTAL	148,795,000
		Arizona—0.8%
5,000,000		Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.210%, 2/1/2018	5,000,000
3,400,000		Maricopa County, AZ, IDA (Banner Health), (Series 2017D) Weekly VRDNs, 1.070%, 2/7/2018	3,400,000
11,225,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	11,225,000
4,000,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs (FNMA LOC), 1.180%, 2/1/2018	4,000,000
		TOTAL	23,625,000
		California—5.1%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.320%, 2/1/2018	46,000,000
15,100,000		California State, (Series 2005 A2-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.000%, 2/7/2018	15,100,000
21,400,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), 1.02% CP, Mandatory Tender 2/7/2018	21,400,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), 1.04% CP, Mandatory Tender 4/5/2018	12,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), 1.47% CP, Mandatory Tender 6/5/2018	$15,500,000
40,000,000		Golden State Tobacco Securitization Corp., CA (California State), Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.240%, 2/1/2018	40,000,000
		TOTAL	150,000,000
		Colorado—0.9%
9,960,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/19/2018	9,960,000
6,710,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	6,710,000
11,035,000		University of Colorado, Solar Eclipse (Series 2017-0065) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	11,035,000
		TOTAL	27,705,000
		Connecticut—1.1%
2,135,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	2,135,000
355,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs (HSBC Bank USA, N.A. LOC), 1.190%, 2/1/2018	355,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	30,000,000
		TOTAL	32,490,000
		District of Columbia—0.3%
4,995,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,995,000
4,010,000		District of Columbia, Solar Eclipse (Series 2017-0035), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,010,000
		TOTAL	9,005,000
		Florida—7.5%
5,000,000		Central Florida Expressway Authority, Series 2018-004 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	5,000,000
6,485,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	6,485,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), 1.00% CP, Mandatory Tender 2/5/2018	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	5,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$7,505,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	$7,505,000
11,000,000		Florida State, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	11,000,000
1,000,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 1.090%, 2/7/2018	1,000,000
10,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), 1.37% CP, Mandatory Tender 3/8/2018	10,960,000
7,950,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 1.020%, 2/1/2018	7,950,000
3,900,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 0.990%, 2/1/2018	3,900,000
17,000,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.000%, 2/1/2018	17,000,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.310%, 2/1/2018	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70), 1.33% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 2/1/2018	6,410,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.290%, 2/1/2018	4,200,000
20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62), 1.33% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 2/1/2018	20,000,000
11,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	11,480,000
2,800,000		Palm Beach County, FL (Zoological Society of Palm Beach, Inc.), (Series 2001) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.170%, 2/1/2018	2,800,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.460%, 2/1/2018	16,500,000
5,000,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.010%, 2/1/2018	5,000,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.160%, 2/1/2018	10,000,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), 1.01% CP (JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/16/2018	18,000,000
		TOTAL	220,090,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—3.8%
$4,000,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.080%, 2/7/2018	$4,000,000
25,000,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.280%, 2/1/2018	25,000,000
55,010,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1), 1.26% TOBs (Royal Bank of Canada LOC), (SIFMA 7-day +0.100%), Optional Tender 2/1/2018	55,010,000
7,495,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047), 1.31% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 2/15/2018	7,495,000
18,830,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2009B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	18,830,000
2,000,000		Municipal Electric Authority of Georgia, (Series 1985C) General Resolution Weekly VRDNs (TD Bank, N.A. LOC), 1.050%, 2/7/2018	2,000,000
		TOTAL	112,335,000
		Hawaii—0.6%
9,285,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.610%, 2/1/2018	9,285,000
8,660,000		Hawaii State, Solar Eclipse (3a-7) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	8,660,000
		TOTAL	17,945,000
		Idaho—0.2%
7,500,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID), 1.10% TOBs, Mandatory Tender 3/1/2018	7,500,000
		Illinois—0.2%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.430%, 2/1/2018	600,000
4,000,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.050%, 2/7/2018	4,000,000
		TOTAL	4,600,000
		Indiana—1.0%
4,905,000		Illinois Educational Facilities Authority (National-Louis University), (Series 1999B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.170%, 2/1/2018	4,905,000
15,365,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs (Bank of New York Mellon LOC), 1.190%, 2/1/2018	15,365,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	4,035,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs (AgriBank FCB LOC), 1.290%, 2/1/2018	$6,500,000
		TOTAL	30,805,000
		Iowa—0.2%
4,900,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.190%, 2/1/2018	4,900,000
		Kentucky—0.5%
14,705,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	14,705,000
		Louisiana—2.7%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs (GTD by BASF SE), 1.190%, 2/7/2018	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs (FHLB of Dallas LOC), 1.100%, 2/7/2018	12,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs (FHLB of Dallas LOC), 1.100%, 2/7/2018	1,140,000
15,500,000		Louisiana Public Facilities Authority (Christus Health System), (Series 2009B-1) Weekly VRDNs (Bank of New York Mellon LOC), 1.110%, 2/7/2018	15,500,000
		TOTAL	78,640,000
		Maryland—0.5%
1,520,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.210%, 2/6/2018	1,520,000
4,990,000		Maryland State Transportation Authority, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 4/26/2018	4,990,000
904,000		Montgomery County, MD Housing Opportunities Commission (Byron House, Inc. Facility), (Series 1998 Issue I) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.260%, 2/6/2018	904,000
6,680,000		University System of Maryland, Solar Eclipse (Series 2017-0023), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	6,680,000
		TOTAL	14,094,000
		Massachusetts—0.8%
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.34% TOBs (State Street Bank and Trust Co. LIQ), Optional Tender 3/8/2018	6,120,000
10,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.200%, 2/1/2018	10,300,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$3,675,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.200%, 2/1/2018	$3,675,000
3,890,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	3,890,000
		TOTAL	23,985,000
		Michigan—4.6%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (2017-012) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.210%, 2/1/2018	60,300,000
800,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs (FHLB of Chicago LOC), 1.170%, 2/1/2018	800,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.200%, 2/7/2018	3,100,000
655,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.200%, 2/1/2018	655,000
2,900,000		Michigan State Strategic Fund (Catholic Social Services of Lansing/St. Vincent Home, Inc.), (Series 2003) Weekly VRDNs (Comerica Bank LOC), 1.260%, 2/1/2018	2,900,000
2,270,000		Michigan State Strategic Fund (Detroit Public Television), (Series 2005) Weekly VRDNs (Comerica Bank LOC), 1.240%, 2/1/2018	2,270,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.210%, 2/1/2018	400,000
3,225,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.260%, 2/2/2018	3,225,000
910,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	910,000
25,225,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	25,225,000
34,635,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.260%, 2/1/2018	34,635,000
		TOTAL	134,420,000
		Minnesota—0.7%
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs (FHLMC LOC), 1.140%, 2/1/2018	1,760,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—continued
$3,010,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Children's Hospitals & Clinics), (Series 2004B) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.980%, 2/1/2018	$3,010,000
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs (FNMA LOC), 1.140%, 2/1/2018	3,940,000
9,950,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	9,950,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs (FHLMC LOC), 1.240%, 2/1/2018	2,642,000
		TOTAL	21,302,000
		Missouri—0.5%
30,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009A) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.240%, 2/1/2018	30,000
10,000,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs (Commerce Bank, N.A., Kansas City LOC), 1.240%, 2/1/2018	10,000,000
4,980,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	4,980,000
		TOTAL	15,010,000
		Montana—0.2%
7,000,000		Montana State Board Of Investments, Municipal Finance Consolidation Act Bonds (Series 2010), 1.20% TOBs, Mandatory Tender 3/1/2018	7,000,000
		Multi-State—8.0%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.250%, 2/1/2018	121,400,000
45,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 1.230%, 2/1/2018	45,000,000
69,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 1.250%, 2/1/2018	69,000,000
		TOTAL	235,400,000
		Nevada—1.3%
13,690,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2010 Series F-2) Weekly VRDNs (MUFG Union Bank, N.A. LOC), 1.080%, 2/7/2018	13,690,000
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/22/2018	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 1.01% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 2/6/2018	12,500,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nevada—continued
$7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/1/2018	$7,990,000
		TOTAL	39,180,000
		New Jersey—2.1%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,488,877
2,110,500		Cresskill Borough, NJ, 2.00% BANs, 3/2/2018	2,111,756
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.210%, 2/1/2018	6,000,000
8,240,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 1.200%, 2/1/2018	8,240,000
11,325,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	11,325,000
2,950,000		Palmyra Borough, NJ, (2017 Series A), 2.50% BANs, 12/19/2018	2,970,392
7,324,176		Roselle, NJ, 2.50% BANs, 3/1/2018	7,330,773
8,897,250		South River, NJ, 2.50% BANs, 12/11/2018	8,968,588
4,462,395		Southampton Township, NJ, (2017 Series A), 2.50% BANs, 7/17/2018	4,485,412
5,381,172		Wallington, NJ, 2.25% BANs, 8/23/2018	5,412,286
		TOTAL	62,333,084
		New York—11.6%
3,452,000		Baldwinsville, NY CSD, 2.25% BANs, 6/29/2018	3,465,123
19,150,000		Candor, NY CSD, 2.25% BANs, 6/28/2018	19,233,834
13,800,000		Eden, NY CSD, 2.00% BANs, 6/8/2018	13,840,814
7,160,000		Geneva, NY City School District, 2.00% BANs, 7/13/2018	7,178,976
6,000,000		Geneva, NY City School District, 2.25% RANs, 6/26/2018	6,024,718
15,907,492		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	15,987,715
3,705,578		Liberty, NY CSD, 2.00% BANs, 6/29/2018	3,717,522
3,435,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2015E-4) Weekly VRDNs (Bank of the West, San Francisco, CA LOC), 1.200%, 2/1/2018	3,435,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 1.210%, 2/1/2018	21,190,000
39,770,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (Toronto Dominion Bank LIQ), 1.210%, 2/1/2018	39,770,000
6,027,088		Middletown, NY, (Series A), 2.25% BANs, 8/29/2018	6,062,876
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$1,000,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (2017 Series G-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.160%, 2/1/2018	$1,000,000
19,100,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.060%, 2/1/2018	19,100,000
52,700,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 1.060%, 2/1/2018	52,700,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 1.150%, 2/1/2018	2,000,000
2,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Bank of Montreal LIQ), 1.140%, 2/1/2018	2,000,000
30,000,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.020%, 2/1/2018	30,000,000
15,000,000		New York City, NY, (Fiscal 2012 Series G-7) Daily VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.970%, 2/1/2018	15,000,000
3,100,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 1.020%, 2/1/2018	3,100,000
3,000,000		New York State HFA (Dock Street Rental LLC), (Series 2013A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.070%, 2/7/2018	3,000,000
3,000,000		New York State HFA (Durst Pyramid LLC), (Series 2015A-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.100%, 2/7/2018	3,000,000
30,200,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	30,200,000
11,250,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.060%, 2/1/2018	11,250,000
2,915,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), (Series 2004A-3-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.120%, 2/1/2018	2,915,000
5,476,209		North Syracuse, NY CSD, 2.25% BANs, 8/10/2018	5,506,625
2,302,807		Springville-Griffith Institute, NY CSD, 2.25% BANs, 8/24/2018	2,316,187
6,620,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.040%, 2/1/2018	6,620,000
2,500,000		Waverly, NY CSD, 2.25% BANs, 8/31/2018	2,513,831
2,200,000		Webutuck, NY CSD, 2.25% BANs, 8/25/2018	2,212,196
6,422,000		Weedsport, NY CSD, 2.25% BANs, 7/13/2018	6,447,266
		TOTAL	340,787,683
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—2.2%
$7,270,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), (Series 2007E) Daily VRDNs (TD Bank, N.A. LOC), 0.970%, 2/1/2018	$7,270,000
10,170,000		Charlotte-Mecklenburg Hospital Authority, NC (Carolinas HealthCare System), Stage Trust (Series 2011-72C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/1/2018	10,170,000
13,000,000		Forsyth County, NC, Solar Eclipse (Series 2017-0020) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	13,000,000
4,815,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	4,815,000
5,625,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	5,625,000
2,100,000		New Hanover County, NC (New Hanover Regional Medical Center), (Series 2008B) Weekly VRDNs (PNC Bank, N.A. LOC), 1.090%, 2/7/2018	2,100,000
1,035,000		North Carolina Capital Facilities Finance Agency (Summit School, Inc.), (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.180%, 2/1/2018	1,035,000
9,250,000		North Carolina Medical Care Commission (WakeMed Corp.), (Series 2009B) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.130%, 2/1/2018	9,250,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C), 1.44% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 4/5/2018	11,015,000
		TOTAL	64,280,000
		North Dakota—0.3%
9,124,000		Grand Forks County, ND (J. R. Simplot Co.), (Series 2010) Weekly VRDNs (Cooperatieve Rabobank UA LOC), 1.150%, 2/7/2018	9,124,000
		Ohio—4.8%
10,000,000		Akron, OH, 3.00% BANs, 12/12/2018	10,122,761
9,885,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.000%, 2/1/2018	9,885,000
7,250,000		Avon, OH Water System, 2.375% BANs, 1/31/2019	7,294,393
4,000,000		Big Walnut, OH LSD, 2.625% BANs, 5/1/2018	4,012,528
2,120,000		Cuyahoga County, OH Hospital Authority (The Sisters of Charity of St. Augustine Health System, Inc.), (Series 2000) Weekly VRDNs (PNC Bank, N.A. LOC), 1.150%, 2/1/2018	2,120,000
20,000,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp.), (Series 2011C) Weekly VRDNs, 1.060%, 2/7/2018	20,000,000
620,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.140%, 2/1/2018	620,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$18,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH), 1.10% TOBs, Mandatory Tender 3/1/2018	$18,000,000
17,000,000		Lucas County, OH (ProMedica Healthcare Obligated Group), Series 2018-002 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.410%, 2/1/2018	17,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	23,640,000
8,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), 1.11% CP, Mandatory Tender 3/8/2018	8,300,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	15,410,000
3,935,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.290%, 2/1/2018	3,935,000
		TOTAL	140,339,682
		Oklahoma—0.5%
14,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.510%, 2/1/2018	14,000,000
		Oregon—0.4%
12,185,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	12,185,000
		Pennsylvania—8.6%
1,800,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.270%, 2/1/2018	1,800,000
27,070,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.060%, 2/1/2018	27,070,000
50,000,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs (Royal Bank of Canada and Royal Bank of Canada LOCs), 1.060%, 2/1/2018	50,000,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Series 2018-001 VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.340%, 2/1/2018	10,000,000
2,000,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs (TD Bank, N.A. LOC), 1.120%, 2/1/2018	2,000,000
12,475,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.190%, 2/1/2018	12,475,000
5,765,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.190%, 2/1/2018	5,765,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$15,195,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.150%, 2/7/2018	$15,195,000
7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C), 1.44% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), (SIFMA 7-day +0.300%), Optional Tender 2/15/2018	7,080,000
1,500,000		Geisinger Authority, PA Health System (Geisinger Health System), (Series 2013A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.970%, 2/1/2018	1,500,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C), 1.44% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 2/8/2018	4,795,000
1,200,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs (PNC Bank, N.A. LOC), 1.170%, 2/1/2018	1,200,000
1,200,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.140%, 2/1/2018	1,200,000
2,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.950%, 2/1/2018	2,100,000
2,345,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2005A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.950%, 2/1/2018	2,345,000
100,185,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.230%, 2/1/2018	100,185,000
9,500,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.280%, 2/1/2018	9,500,000
		TOTAL	254,210,000
		South Carolina—0.3%
10,000,000		Lexington, SC Waterworks & Sewer System, (Series 2017), 4.20% BANs, 6/1/2018	10,096,593
		Tennessee—0.6%
16,870,000		Metropolitan Government Nashville & Davidson County, TN, Solar Eclipse (Series 2017-0011) Weekly VRDNs (U.S. Bank, N.A. LIQ), 1.210%, 2/1/2018	16,870,000
		Texas—9.2%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 2/15/2018	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs (FHLMC LOC), 1.250%, 2/1/2018	700,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$40,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), 1.12% CP, Mandatory Tender 3/8/2018	$40,000,000
5,170,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.000%, 2/1/2018	5,170,000
4,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.000%, 2/1/2018	4,000,000
15,000,000		Harris County, TX Hospital District, Senior Lien Refunding Revenue Bonds (Series 2010) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.180%, 2/1/2018	15,000,000
4,680,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050), 1.31% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ) 4/12/2018	4,680,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs (GTD by Total S.A.), 1.160%, 2/7/2018	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (GTD by Total S.A.), 1.160%, 2/7/2018	21,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.12% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 2/8/2018	30,000,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 1.36% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 3/7/2018	25,000,000
18,700,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), (Series 2008C-2) Weekly VRDNs (Bank of New York Mellon LOC), 1.110%, 2/7/2018	18,700,000
71,840,000		Texas State, 4.00% TRANs, 8/30/2018	72,951,768
		TOTAL	270,776,768
		Utah—4.2%
122,321,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.210%, 2/1/2018	122,321,000
		Virginia—3.9%
1,050,000		Fairfax County, VA IDA (Inova Health System), (Series 2005C-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.100%, 2/7/2018	1,050,000
43,000,000	[2]	Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2017), 1.385% TOBs, Mandatory Tender 6/29/2018	43,000,000
69,870,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs (Citibank NA, New York LIQ), 1.200%, 2/1/2018	69,870,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$500,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.190%, 2/1/2018	$500,000
		TOTAL	114,420,000
		Washington—0.4%
7,820,000		Seattle, WA Drain & Wastewater, Solar Eclipse (2017-0028), 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/29/2018	7,820,000
4,000,000		Seattle, WA, Solar Eclipse, 1.31% TOBs (U.S. Bank, N.A. LIQ) 4/12/2018	4,000,000
		TOTAL	11,820,000
		West Virginia—0.3%
9,065,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.200%, 2/1/2018	9,065,000
		Wisconsin—2.7%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 1.31% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 3/15/2018	5,000,000
49,615,000		Wisconsin Health & Educational Facilities Authority (Aurora Health Care, Inc.), (Series 2010C), 1.55% CP (Bank of America N.A. LOC), Mandatory Tender 7/9/2018	49,615,000
21,740,000		Wisconsin State HEFA (Aurora Health Care, Inc.), (Series 1999C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.070%, 2/7/2018	21,740,000
2,610,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs (BMO Harris Bank, N.A. LOC), 1.350%, 2/1/2018	2,610,000
		TOTAL	78,965,000
		TOTAL INVESTMENT IN SECURITIES—98.7% (AT AMORTIZED COST)[3]	2,905,124,810
		OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	37,782,240
		TOTAL NET ASSETS—100%	$2,942,907,050
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $43,000,000, which represented 1.5% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
16

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LSD	—Local School District
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.006	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	0.77%	0.11%	0.02%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.13%[4]	0.08%[4]	0.10%[4]	0.18%[4]
Net investment income	0.87%[3]	0.57%	0.08%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.09%[3]	0.09%	0.17%	0.21%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,739,275	$2,270,120	$4,088,135	$5,295,667	$5,272,724	$5,906,897
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08%, 0.10% and 0.18% for the years ended July 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$2,905,124,810
Cash		2,135,840
Income receivable		7,521,129
Receivable for investments sold		27,004,749
Receivable for shares sold		3,699,046
TOTAL ASSETS		2,945,485,574
Liabilities:
Payable for shares redeemed	$1,605,800
Income distribution payable	800,329
Payable to adviser (Note 4)	9,147
Payable for administrative fees (Note 4)	6,458
Payable for Directors'/Trustees' fees (Note 4)	2,651
Payable for portfolio accounting fees	104,099
Accrued expenses (Note 4)	50,040
TOTAL LIABILITIES		2,578,524
Net assets for 2,942,891,993 shares outstanding		$2,942,907,050
Net Assets Consist of:
Paid-in capital		$2,942,872,510
Accumulated net realized gain on investments		30,597
Undistributed net investment income		3,943
TOTAL NET ASSETS		$2,942,907,050
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$2,739,274,632 ÷ 2,739,260,617 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$203,632,418 ÷ 203,631,376 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest		$14,243,047
Expenses:
Investment adviser fee (Note 4)	$2,619,708
Administrative fee (Note 4)	1,047,518
Custodian fees	47,375
Transfer agent fee	11,724
Directors'/Trustees' fees (Note 4)	11,124
Auditing fees	12,414
Legal fees	26,031
Portfolio accounting fees	106,230
Other service fees (Notes 2 and 4)	256,929
Share registration costs	42,406
Printing and postage	12,229
Miscellaneous (Note 4)	29,717
TOTAL EXPENSES	4,223,405
Waiver of investment adviser fee (Note 4)	(1,151,600)
Net expenses		3,071,805
Net investment income		11,171,242
Net realized gain on investments		34,670
Change in net assets resulting from operations		$11,205,912
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,171,242	$12,726,632
Net realized gain on investments	34,670	3,853,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,205,912	16,579,679
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(10,544,392)	(11,861,618)
Service Shares	(622,237)	(865,777)
Distributions from net realized gain on investments
Wealth Shares	(396,766)	(3,281,396)
Service Shares	(30,127)	(635,725)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,593,522)	(16,644,516)
Share Transactions:
Proceeds from sale of shares	2,599,342,875	6,157,263,471
Net asset value of shares issued to shareholders in payment of distributions declared	7,652,286	6,863,622
Cost of shares redeemed	(2,162,161,137)	(8,338,625,903)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	444,834,024	(2,174,498,810)
Change in net assets	444,446,414	(2,174,563,647)
Net Assets:
Beginning of period	2,498,460,636	4,673,024,283
End of period (including undistributed (distributions in excess of) net investment income of $3,943 and $(670), respectively)	$2,942,907,050	$2,498,460,636
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver of $1,151,600 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$256,929
For the six months ended January 31, 2018, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,421,993,597	$2,421,993,597	5,437,905,704	$5,437,905,704
Shares issued to shareholders in payment of distributions declared	7,364,316	7,364,316	6,148,127	6,148,127
Shares redeemed	(1,959,851,720)	(1,959,851,720)	(7,262,025,338)	(7,262,025,338)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	469,506,193	$469,506,193	(1,817,971,507)	$(1,817,971,507)
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	177,349,278	$177,349,278	719,357,767	$719,357,767
Shares issued to shareholders in payment of distributions declared	287,970	287,970	715,495	715,495
Shares redeemed	(202,309,417)	(202,309,417)	(1,076,600,565)	(1,076,600,565)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(24,672,169)	$(24,672,169)	(356,527,303)	$(356,527,303)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	444,834,024	$444,834,024	(2,174,498,810)	$(2,174,498,810)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $1,151,600 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Other Service Fees
For the six months ended January 31, 2018, FSSC received $2,410 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $834,535,000 and $573,615,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,004.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	71.4%
U.S. Treasury Securities	28.8%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.3%
8-30 Days	0.0%
31-90 Days	2.5%
91-180 Days	7.3%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—71.4%
$475,000,000	Interest in $500,000,000 joint repurchase agreement 1.14%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,900,000 on 6/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,019,888.	$475,000,000
85,000,000	Interest in $315,000,000 joint repurchase agreement 1.14%, dated 11/14/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $316,197,000 on 6/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $321,312,543.	85,000,000
1,300,000,000	Interest in $2,300,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,300,085,611 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $2,346,087,383.	1,300,000,000
400,000,000	Interest in $425,000,000 joint repurchase agreement 1.35%, dated 1/22/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $425,956,250 on 3/23/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $433,662,583.	400,000,000
2,000,000,000	Interest in $6,000,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $6,000,226,667 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $6,110,608,648.	2,000,000,000
100,000,000	Interest in $350,000,000 joint repurchase agreement 1.38%, dated 1/25/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $352,025,917 on 6/25/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $357,096,545.	100,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$210,000,000	Interest in $250,000,000 joint repurchase agreement 1.30%, dated 11/27/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,713,194 on 2/15/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $255,598,594.	$210,000,000
215,000,000	Interest in $250,000,000 joint repurchase agreement 1.30%, dated 12/4/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,749,306 on 2/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $255,534,176.	215,000,000
275,000,000	Interest in $300,000,000 joint repurchase agreement 1.43%, dated 1/25/2018 under which Bank of Montreal will repurchase securities provided as collateral for $300,798,417 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $306,085,087.	275,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,055,833 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,530,056,967.	1,000,000,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 1.33%, dated 1/26/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,129,306 on 2/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $510,131,892.	200,000,000
50,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $50,001,875 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 1/31/2023 and the market value of those underlying securities was $51,001,933.	50,000,000
2,800,000,000	Interest in $7,350,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $7,350,275,625 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $7,497,281,140.	2,800,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,018,611 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $510,019,066.	$500,000,000
250,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which Citibank, N.A. will repurchase securities provided as collateral for $250,009,306 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $255,009,573.	250,000,000
500,000,000	Repurchase agreement 1.31%, dated 1/25/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,127,361 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $510,129,981.	500,000,000
350,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $350,013,028 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2041 and the market value of those underlying securities was $357,013,366.	350,000,000
500,000,000	Repurchase agreement 1.33%, dated 1/31/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,129,306 on 2/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $510,018,869.	500,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,055,833 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2021 and the market value of those underlying securities was $1,530,057,010.	750,000,000
4,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $5,000,187,500 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $5,100,002,250.	4,000,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,037,222 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $1,020,038,002.	$500,000,000
2,000,000,000	Interest in $5,000,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,188,889 on 2/1/2018. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $5,100,006,170.	2,000,000,000
1,500,000,000	Interest in $3,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,130,278 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $3,539,948,197.	1,500,000,000
50,000,000	Repurchase agreement 1.33%, dated 1/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $50,001,847 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 2/28/2019 and the market value of those underlying securities was $51,000,270.	50,000,000
700,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.33%, dated 1/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,036,944 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,020,003,304.	700,000,000
95,948,000	Repurchase agreement 1.37%, dated 1/31/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $95,951,651 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 5/15/2026 and the market value of those underlying securities was $97,867,607.	95,948,000
265,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $265,009,864 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2026 and the market value of those underlying securities was $270,310,110.	265,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$225,004,750	Interest in $225,004,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $225,012,500 on 2/1/2018. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2019 and the market value of those underlying securities was $228,527,773.	$225,004,750
300,000,000	Repurchase agreement 1.35%, dated 1/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $300,011,250 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $306,011,554.	300,000,000
850,000,000	Repurchase agreement 1.31%, dated 1/26/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,061,861 on 2/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $867,189,336.	850,000,000
1,000,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,037,222 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $1,020,038,107.	1,000,000,000
406,320,000	Repurchase agreement 1.37%, dated 1/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $406,335,463 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $413,686,889.	406,320,000
235,346,000	Repurchase agreement 1.37%, dated 1/31/2018 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $235,354,956 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $239,665,360.	235,346,000
350,000,000	Repurchase agreement 1.34%, dated 1/31/2018 under which RBS Securities, Inc. will repurchase securities provided as collateral for $350,013,028 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $357,001,118.	350,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 1.06%, dated 5/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,041,222 on 2/13/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $204,007,567.	$200,000,000
100,000,000		Repurchase agreement 1.34%, dated 1/11/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $100,119,111 on 2/12/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $102,079,822.	100,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 1.34%, dated 1/25/2018 under which Societe Generale, New York will repurchase securities provided as collateral for $500,614,167 on 2/27/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,132,924.	250,000,000
1,137,300,000		Interest in $2,000,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,075,000 on 2/1/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $2,040,076,598.	1,137,300,000
300,000,000		Repurchase agreement 1.33%, dated 1/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,077,583 on 2/7/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $306,011,359.	300,000,000
300,000,000		Repurchase agreement 1.34%, dated 1/31/2018 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,011,167 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $306,011,496.	300,000,000
350,000,000		Repurchase agreement 1.35%, dated 1/31/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $350,013,125 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2023 and the market value of those underlying securities was $357,013,410.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	27,074,918,750
		U.S. TREASURIES—28.8%
417,000,000	[1]	United States Treasury Bills, 1.200%, 5/17/2018	415,540,500
390,000,000	[1]	United States Treasury Bills, 1.260% - 1.270%, 5/3/2018	388,751,783
431,000,000	[1]	United States Treasury Bills, 1.305% - 1.310%, 5/10/2018	429,467,770
Semi-Annual Shareholder Report
8

Principal Amount			Value
		U.S. TREASURIES—continued
$485,000,000	[1]	United States Treasury Bills, 1.560% - 1.575%, 7/5/2018	$481,748,354
470,500,000	[2]	United States Treasury Floating Rate Notes, 1.430% (91-day T-Bill +0.000%), 2/6/2018	470,477,582
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 1.478% (91-day T-Bill +0.048%), 2/6/2018	1,236,036,247
1,246,770,000	[2]	United States Treasury Floating Rate Notes, 1.490% (91-day T-Bill +0.060%), 2/6/2018	1,246,823,420
487,000,000	[2]	United States Treasury Floating Rate Notes, 1.500% (91-day T-Bill +0.070%), 2/6/2018	486,986,658
622,000,000	[2]	United States Treasury Floating Rate Notes, 1.570% (91-day T-Bill +0.140%), 2/6/2018	622,158,387
282,500,000	[2]	United States Treasury Floating Rate Notes, 1.600% (91-day T-Bill +0.170%), 2/6/2018	282,487,670
1,137,000,000	[2]	United States Treasury Floating Rate Notes, 1.604% (91-day T-Bill +0.174%), 2/6/2018	1,137,053,544
527,000,000	[2]	United States Treasury Floating Rate Notes, 1.620% (91-day T-Bill +0.190%), 2/6/2018	527,006,122
940,000,000		United States Treasury Notes, 0.750% - 2.625%, 4/30/2018	939,483,337
564,500,000		United States Treasury Notes, 0.875% - 2.375%, 5/31/2018	565,475,550
337,000,000		United States Treasury Notes, 0.875%, 10/15/2018	335,239,389
514,000,000		United States Treasury Notes, 1.000%, 8/15/2018	513,243,174
330,500,000		United States Treasury Notes, 1.000%, 9/15/2018	329,877,069
289,000,000		United States Treasury Notes, 1.125%, 6/15/2018	289,141,493
200,000,000		United States Treasury Notes, 3.875%, 5/15/2018	201,469,036
		TOTAL U.S. TREASURIES	10,898,467,085
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[3]	37,973,385,835
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(58,972,197)
		TOTAL NET ASSETS—100%	$37,914,413,638
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,			Period Ended 7/31/2014[1]
		2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.002	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.002	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.004)	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.38%	0.17%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.41%[5]	0.46%	0.28%	0.07%	0.06%[5]
Net investment income	0.75%[5]	0.16%	0.01%	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.08%[5]	0.15%	0.36%	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,366,443	$1,435,990	$2,196,515	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.48%	0.44%	0.11%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.18%	0.07%	0.06%	0.14%
Net investment income	0.96%[3]	0.43%	0.11%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.11%	0.21%	0.22%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,380,645	$24,203,284	$23,141,953	$22,161,341	$17,466,664	$18,310,173
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.36%	0.21%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.43%	0.27%	0.07%	0.06%	0.14%
Net investment income	0.70%[3]	0.22%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.08%[3]	0.10%	0.27%	0.46%	0.47%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,766,985	$5,208,323	$3,864,431	$3,749,474	$4,053,950	$4,382,656
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	0.34%	0.05%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.24%	0.07%	0.06%	0.14%
Net investment income	0.86%[3]	0.35%	0.05%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.15%	0.31%	0.32%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,009,874	$1,857,588	$802,172	$798,750	$581,661	$634,334
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.23%	0.08%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.70%[3]	0.57%	0.27%	0.07%	0.06%	0.14%
Net investment income	0.45%[3]	0.09%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.08%[3]	0.22%	0.51%	0.71%	0.72%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$390,466	$909,570	$642,129	$630,384	$436,361	$560,816
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements	$27,074,918,750
Investment in securities	10,898,467,085
Total investment in securities, at amortized cost and fair value		$37,973,385,835
Cash		934,372
Income receivable		13,684,340
Receivable for shares sold		7,743,906
TOTAL ASSETS		37,995,748,453
Liabilities:
Payable for investments purchased	$50,001,986
Payable for shares redeemed	7,916,140
Income distribution payable	20,826,448
Payable to adviser (Note 4)	120,961
Payable for administrative fees (Note 4)	83,277
Payable for Directors'/Trustees' fees (Note 4)	38,913
Payable for distribution services fee (Note 4)	80,284
Payable for other service fees (Notes 2 and 4)	1,301,420
Accrued expenses (Note 4)	965,386
TOTAL LIABILITIES		81,334,815
Net assets for 37,914,235,785 shares outstanding		$37,914,413,638
Net Assets Consist of:
Paid-in capital		$37,914,396,887
Accumulated net realized gain on investments		22,834
Distributions in excess of net investment income		(6,083)
TOTAL NET ASSETS		$37,914,413,638
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16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,366,442,638 ÷ 1,366,436,233 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$30,380,645,419 ÷ 30,380,502,904 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,766,985,290 ÷ 3,766,967,614 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,009,874,088 ÷ 2,009,864,655 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$390,466,203 ÷ 390,464,379 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest		$210,605,278
Expenses:
Investment adviser fee (Note 4)	$36,173,454
Administrative fee (Note 4)	14,463,184
Custodian fees	664,438
Transfer agent fee (Note 2)	841,844
Directors'/Trustees' fees (Note 4)	156,534
Auditing fees	12,230
Legal fees	5,243
Portfolio accounting fees	118,218
Distribution services fee (Note 4)	514,547
Other service fees (Notes 2 and 4)	7,906,498
Share registration costs	147,281
Printing and postage	138,148
Miscellaneous (Note 4)	102,827
TOTAL EXPENSES	61,244,446
Waiver:
Waiver of investment adviser fee (Note 4)	(15,086,407)
Net expenses		46,158,039
Net investment income		164,447,239
Net realized gain on investments		108,407
Change in net assets resulting from operations		$164,555,646
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$164,447,239	$123,808,203
Net realized gain on investments	108,407	294,233
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	164,555,646	124,102,436
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(5,408,066)	(2,323,147)
Institutional Shares	(134,144,356)	(104,544,369)
Service Shares	(15,729,984)	(9,898,548)
Capital Shares	(8,252,303)	(6,372,706)
Trust Shares	(920,795)	(693,330)
Distributions from net realized gain on investments
Automated Shares	(7,140)	(26,193)
Institutional Shares	(133,077)	(375,123)
Service Shares	(24,613)	(67,831)
Capital Shares	(9,399)	(21,381)
Trust Shares	(3,036)	(10,882)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(164,632,769)	(124,333,510)
Share Transactions:
Proceeds from sale of shares	106,546,376,735	181,466,656,551
Net asset value of shares issued to shareholders in payment of distributions declared	64,075,490	47,646,707
Cost of shares redeemed	(102,310,717,244)	(178,546,516,362)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,299,734,981	2,967,786,896
Change in net assets	4,299,657,858	2,967,555,822
Net Assets:
Beginning of period	33,614,755,780	30,647,199,958
End of period (including undistributed (distributions in excess of) net investment income of $(6,083) and $2,182, respectively)	$37,914,413,638	$33,614,755,780
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Semi-Annual Shareholder Report
20

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares,
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21

Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver of $15,086,407 is disclosed in Note 4. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$683,863
Institutional Shares	126,914
Service Shares	20,467
Capital Shares	8,739
Trust Shares	1,861
TOTAL	$841,844
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $12,472 of other service fees for the six months ended January 31, 2018. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$814,239
Service Shares	5,617,002
Capital Shares	960,710
Trust Shares	514,547
TOTAL	$7,906,498
For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,336,402,556	$1,336,402,556	3,088,400,747	$3,088,400,747
Shares issued to shareholders in payment of distributions declared	5,235,952	5,235,952	2,243,468	2,243,468
Shares redeemed	(1,411,181,761)	(1,411,181,761)	(3,851,144,901)	(3,851,144,901)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(69,543,253)	$(69,543,253)	(760,500,686)	$(760,500,686)

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	95,816,218,471	$95,816,218,471	152,234,814,431	$152,234,814,432
Shares issued to shareholders in payment of distributions declared	46,843,234	46,843,234	37,043,444	37,043,444
Shares redeemed	(89,685,659,671)	(89,685,659,671)	(151,210,343,478)	(151,210,343,479)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,177,402,034	$6,177,402,034	1,061,514,397	$1,061,514,397
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	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,443,736,133	$6,443,736,133	17,720,891,676	$17,720,891,675
Shares issued to shareholders in payment of distributions declared	6,068,778	6,068,778	4,090,559	4,090,559
Shares redeemed	(7,891,120,561)	(7,891,120,561)	(16,381,068,483)	(16,381,068,483)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,441,315,650)	$(1,441,315,650)	1,343,913,752	$1,343,913,751

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,487,178,123	$2,487,178,123	6,116,083,260	$6,116,083,260
Shares issued to shareholders in payment of distributions declared	5,686,140	5,686,140	4,169,050	4,169,050
Shares redeemed	(2,340,573,648)	(2,340,573,648)	(5,064,837,372)	(5,064,837,372)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	152,290,615	$152,290,615	1,055,414,938	$1,055,414,938

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	462,841,452	$462,841,452	2,306,466,436	$2,306,466,437
Shares issued to shareholders in payment of distributions declared	241,386	241,386	100,186	100,186
Shares redeemed	(982,181,603)	(982,181,603)	(2,039,122,127)	(2,039,122,127)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(519,098,765)	$(519,098,765)	267,444,495	$267,444,496
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,299,734,981	$4,299,734,981	2,967,786,896	$2,967,786,896
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2018, the Adviser voluntarily waived $15,086,407 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
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distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$514,547
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $424 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, FSSC received $10,981 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $108,992,794.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,003.80	$2.07[2]
Institutional Shares	$1,000	$1,004.80	$1.01
Service Shares	$1,000	$1,003.60	$2.27
Capital Shares	$1,000	$1,004.30	$1.52
Trust Shares	$1,000	$1,002.30	$3.53
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.10	$2.09[2]
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.90	$2.29
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,021.70	$3.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.41%
Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.30%
Trust Shares	0.70%
1	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.78 and $2.80, respectively.
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Evaluation and Approval of Advisory Contract–May 2017
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2018
Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	66.0%
U.S. Treasury Securities	34.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2018, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.9%
8 to 30 Days	0.0%
31 to 90 Days	2.9%
91 to 180 Days	8.4%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—66.0%
$25,000,000	Interest in $500,000,000 joint repurchase agreement 1.14%, dated 3/2/2017 under which BNP Paribas SA. will repurchase securities provided as collateral for $501,900,000 on 6/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,019,888.	$25,000,000
25,000,000	Interest in $425,000,000 joint repurchase agreement 1.35%, dated 1/22/2018 under which BNP Paribas SA. will repurchase securities provided as collateral for $425,956,250 on 3/23/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $433,662,583.	25,000,000
200,000,000	Interest in $6,000,000,000 joint repurchase agreement 1.36%, dated 1/31/2018 under which BNP Paribas SA. will repurchase securities provided as collateral for $6,000,226,667 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $6,110,608,648.	200,000,000
15,000,000	Interest in $215,000,000 joint repurchase agreement 1.42%, dated 1/25/2018 under which BNP Paribas SA. will repurchase securities provided as collateral for $216,272,083 on 7/6/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $219,308,727.	15,000,000
40,000,000	Interest in $250,000,000 joint repurchase agreement 1.30%, dated 11/27/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,713,194 on 2/15/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $255,598,594.	40,000,000
35,000,000	Interest in $250,000,000 joint repurchase agreement 1.30%, dated 12/4/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,749,306 on 2/26/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $255,534,176.	35,000,000
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3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$25,000,000		Interest in $300,000,000 joint repurchase agreement 1.43%, dated 1/25/2018 under which Bank of Montreal will repurchase securities provided as collateral for $300,798,417 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $306,085,087.	$25,000,000
200,000,000		Interest in $1,500,000,000 joint repurchase agreement 1.34%, dated 1/31/2018 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,055,833 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,530,056,967.	200,000,000
283,000,000		Interest in $7,350,000,000 joint repurchase agreement 1.35%, dated 1/31/2018 under which Barclays Bank PLC will repurchase securities provided as collateral for $7,350,275,625 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $7,497,281,140.	283,000,000
		TOTAL REPURCHASE AGREEMENTS	848,000,000
		U.S. TREASURIES—34.0%
		U.S. Treasury Notes—34.0%
20,000,000	[1]	United States Treasury Bills, 1.200%, 5/17/2018	19,930,000
10,000,000	[1]	United States Treasury Bills, 1.270%, 5/3/2018	9,967,897
19,000,000	[1]	United States Treasury Bills, 1.310%, 5/10/2018	18,932,244
15,000,000	[1]	United States Treasury Bills, 1.575%, 7/5/2018	14,898,938
4,500,000	[2]	United States Treasury Floating Rate Notes, 1.430% (91-day T-Bill +0.000%), 2/6/2018	4,500,000
29,500,000	[2]	United States Treasury Floating Rate Notes, 1.478% (91-day T-Bill +0.048%), 2/6/2018	29,514,972
53,410,000	[2]	United States Treasury Floating Rate Notes, 1.490% (91-day T-Bill +0.060%), 2/6/2018	53,412,696
25,000,000	[2]	United States Treasury Floating Rate Notes, 1.500% (91-day T-Bill +0.070%), 2/6/2018	24,999,497
38,000,000	[2]	United States Treasury Floating Rate Notes, 1.570% (91-day T-Bill +0.140%), 2/6/2018	38,008,097
17,500,000	[2]	United States Treasury Floating Rate Notes, 1.600% (91-day T-Bill +0.170%), 2/6/2018	17,499,153
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.604% (91-day T-Bill +0.174%), 2/6/2018	50,002,228
24,440,000	[2]	United States Treasury Floating Rate Notes, 1.620% (91-day T-Bill +0.190%), 2/6/2018	24,440,300
37,000,000		United States Treasury Notes, 0.750%—2.625%, 4/30/2018	37,000,529
10,000,000		United States Treasury Notes, 0.875%, 10/15/2018	9,947,756
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4

Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$21,000,000	United States Treasury Notes, 1.000%—2.375%, 5/31/2018	$21,027,221
26,000,000	United States Treasury Notes, 1.000%, 8/15/2018	25,961,524
13,000,000	United States Treasury Notes, 1.000%, 9/15/2018	12,975,497
23,000,000	United States Treasury Notes, 1.125%, 6/15/2018	23,011,261
	TOTAL U.S. TREASURIES	436,029,810
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	1,284,029,810
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	138,852
	TOTAL NET ASSETS—100%	$1,284,168,662
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.004	0.001	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.004	0.001	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.005)	(0.004)	(0.001)	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.005)	(0.004)	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.49%	0.44%	0.11%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%[5]	0.20%	0.18%	0.08%	0.07%	0.14%
Net investment income	0.95%[5]	0.47%	0.12%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.13%[5]	0.13%	0.17%	0.53%	0.52%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$272,750	$288,652	$167,690	$115,211	$204,903	$174,791
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	0.003	—
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.13%	0.02%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.62%	0.38%	0.13%[5]
Net investment income	0.27%[5]	0.02%	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.41%	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$690,007	$751,234	$617,216	$584
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2018	Year Ended July 31,		Period Ended 7/31/2015[1]
		2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	0.000[2]	—
Net realized gain (loss) on investments	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.06%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.05%[5]	0.64%	0.32%	0.13%[5]
Net investment income	0.09%[5]	0.00%[4]	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.24%[5]	0.64%	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$321,412	$660,717	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
January 31, 2018 (unaudited)
Assets:
Investment in repurchase agreements	$848,000,000
Investment in securities	436,029,810
Investment in securities, at amortized cost and fair value		$1,284,029,810
Cash		592,298
Income receivable		631,091
Receivable for shares sold		8,199
TOTAL ASSETS		1,285,261,398
Liabilities:
Payable for shares redeemed	$130
Income distribution payable	187,119
Payable to adviser (Note 4)	2,031
Payable for administrative fees	2,821
Payable for custodian fees	32,730
Payable for transfer agent fee	158,470
Payable for Directors'/Trustees' fees (Note 4)	1,558
Payable for portfolio accounting fees	101,049
Payable for distribution services fee (Note 4)	359,353
Payable for other service fees (Note 4)	224,155
Accrued expenses (Note 4)	23,320
TOTAL LIABILITIES		1,092,736
Net assets for 1,284,173,878 shares outstanding		$1,284,168,662
Net Assets Consist of:
Paid-in capital		$1,284,173,907
Accumulated net realized loss on investments		(16)
Distributions in excess of net investment income		(5,229)
TOTAL NET ASSETS		$1,284,168,662
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$272,749,909 ÷ 272,751,017 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$690,006,579 ÷ 690,009,382 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$321,412,174 ÷ 321,413,479 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended January 31, 2018 (unaudited)
Investment Income:
Interest			$9,030,184
Expenses:
Investment adviser fee (Note 4)		$1,563,350
Administrative fee (Note 4)		624,850
Custodian fees		36,315
Transfer agent fee (Note 2)		695,635
Directors'/Trustees' fees (Note 4)		7,841
Auditing fees		10,385
Legal fees		4,907
Portfolio accounting fees		99,932
Distribution services fee (Note 4)		2,909,533
Other service fees (Notes 2 and 4)		1,594,225
Share registration costs		129,354
Printing and postage		56,242
Miscellaneous (Note 4)		31,117
TOTAL EXPENSES		7,763,686
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(1,023,584)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(288,202)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,311,786)
Net expenses			6,451,900
Net investment income			2,578,284
Net realized gain on investments			4,641
Change in net assets resulting from operations			$2,582,925
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2018	Year Ended 7/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,578,284	$1,452,229
Net realized gain on investments	4,641	8,485
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,582,925	1,460,714
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,372,863)	(1,305,772)
Cash II Shares	(977,544)	(143,066)
Cash Series Shares	(231,098)	(6,020)
Distributions from net realized gain on investments
Institutional Shares	(1,418)	(1,290)
Cash II Shares	(3,908)	(5,109)
Cash Series Shares	(3,379)	(4,919)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,590,210)	(1,466,176)
Share Transactions:
Proceeds from sale of shares	1,941,472,553	4,534,707,661
Net asset value of shares issued to shareholders in payment of distributions declared	1,512,369	460,998
Cost of shares redeemed	(2,359,412,179)	(4,285,540,139)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(416,427,257)	249,628,520
Change in net assets	(416,434,542)	249,623,058
Net Assets:
Beginning of period	1,700,603,204	1,450,980,146
End of period (including distributions in excess of net investment income of $(5,229) and $(2,008), respectively)	$1,284,168,662	$1,700,603,204
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
January 31, 2018 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Semi-Annual Shareholder Report
12

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Cash II Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,311,786 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$11,240	$(2)
Cash II Shares	382,730	(1,168)
Cash Series Shares	301,665	(15,385)
TOTAL	$695,635	$(16,555)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Cash II Shares	$916,863	$—
Cash Series Shares	677,362	(702)
TOTAL	$1,594,225	$(702)
For the six months ended January 31, 2018, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
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14

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	796,441,406	$796,441,406	1,505,222,096	$1,505,222,096
Shares issued to shareholders in payment of distributions declared	314,276	314,276	303,196	303,196
Shares redeemed	(812,656,483)	(812,656,483)	(1,384,562,243)	(1,384,562,243)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(15,900,801)	$(15,900,801)	120,963,049	$120,963,049

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	492,190,693	$492,190,693	1,112,494,332	$1,112,494,332
Shares issued to shareholders in payment of distributions declared	966,492	966,492	146,916	146,916
Shares redeemed	(554,381,160)	(554,381,160)	(978,620,760)	(978,620,760)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(61,223,975)	$(61,223,975)	134,020,488	$134,020,488
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15

	Six Months Ended 1/31/2018		Year Ended 7/31/2017
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	652,840,454	$652,840,454	1,916,991,233	$1,916,991,233
Shares issued to shareholders in payment of distributions declared	231,601	231,601	10,886	10,886
Shares redeemed	(992,374,536)	(992,374,536)	(1,922,357,136)	(1,922,357,136)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(339,302,481)	$(339,302,481)	(5,355,017)	$(5,355,017)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(416,427,257)	(416,427,257)	249,628,520	$249,628,520
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the Adviser voluntarily waived $1,023,584 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,283,864	$—
Cash Series Shares	1,625,669	(270,945)
TOTAL	$2,909,533	$(270,945)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2018, FSC retained $34,484 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2018, the FSSC received $35 and reimbursed $702 of the other service fees disclosed in Note 2.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2018, there were no outstanding loans. During the six months ended January 31, 2018, the program was not utilized
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.90	$1.01
Cash II Shares	$1,000	$1,001.30	$4.54
Cash Series Shares	$1,000	$1,000.60	$5.29
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Cash II Shares	$1,000	$1,020.70	$4.58
Cash Series Shares	$1,000	$1,019.90	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.90%
Cash Series Shares	1.05%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 23, 2018